UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07261

CREDIT SUISSE TRUST
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2010 to September 30, 2010

Item 1:                                                        Schedule of Investments

Credit Suisse Trust - U.S. Equity Flex I Portfolio

Schedule of Investments

September 30, 2010 (unaudited)

	Number of Shares	Value

LONG STOCK POSITIONS (121.8%)
COMMON STOCKS (121.8%)

Aerospace & Defense (0.3%)
L-3 Communications Holdings, Inc.	5,100	$368,577
Moog, Inc. Class A*§	500	17,755
Orbital Sciences Corp.*§	700	10,710

		397,042

Air Freight & Logistics (0.1%)
FedEx Corp.§	2,000	171,000
HUB Group, Inc. Class A*	400	11,704

		182,704

Airlines (0.8%)
Alaska Air Group, Inc.*	13,767	702,530
Continental Airlines, Inc. Class B*§	1,400	34,776
Delta Air Lines, Inc.*§	25,000	291,000
JetBlue Airways Corp.*§	3,900	26,091
UAL Corp.*§	2,000	47,260
US Airways Group, Inc.*	1,700	15,725

		1,117,382

Auto Components (1.5%)
Autoliv, Inc.§	21,111	1,379,182
Johnson Controls, Inc.	200	6,100
Lear Corp.*	10,600	836,658

		2,221,940

Automobiles (0.4%)
Ford Motor Co.*§	27,700	339,048
Thor Industries, Inc.§	9,300	310,620

		649,668

Beverages (2.5%)
Brown-Forman Corp. Class B§	1,200	73,968
Dr. Pepper Snapple Group, Inc.	100,700	3,576,864

		3,650,832

Biotechnology (6.3%)
Alexion Pharmaceuticals, Inc.*§	6,000	386,160
Amgen, Inc.*	42,800	2,358,708
Cephalon, Inc.*§	69,097	4,314,417
Gilead Sciences, Inc.*	58,600	2,086,746
InterMune, Inc.*§	300	4,086
Regeneron Pharmaceuticals, Inc.*§	233	6,384
Talecris Biotherapeutics Holdings Corp.*	700	16,016

		9,172,517

Building Products (0.1%)
Griffon Corp.*§	6,652	81,088

Capital Markets (2.6%)
American Capital, Ltd.*	3,600	20,916
Ameriprise Financial, Inc.	29,100	1,377,303
BlackRock, Inc.	700	119,175
Eaton Vance Corp.§	29,300	850,872
Federated Investors, Inc. Class B§	1,100	25,036

	Number of Shares	Value

LONG STOCK POSITIONS
COMMON STOCKS

Capital Markets
Waddell & Reed Financial, Inc. Class A§	48,200	$1,318,752

		3,712,054

Chemicals (4.6%)
Ashland, Inc.	14,850	724,234
Huntsman Corp.§	57,300	662,388
Intrepid Potash, Inc.*	500	13,035
Lubrizol Corp.	24,972	2,646,283
Minerals Technologies, Inc.§	8,400	494,928
PPG Industries, Inc.	22,800	1,659,840
The Scotts Miracle-Gro Co. Class A	8,800	455,224

		6,655,932

Commercial Banks (3.1%)
Bancorpsouth, Inc.§	9,378	132,980
BOK Financial Corp.§	7,700	347,501
CapitalSource, Inc.	2,500	13,350
City Holding Co.§	300	9,201
CVB Financial Corp.§	1,000	7,510
First Financial Bankshares, Inc.§	341	16,024
First Midwest Bancorp, Inc.§	1,150	13,260
FNB Corp.§	4,700	40,232
Fulton Financial Corp.§	2,300	20,838
Glacier Bancorp, Inc.§	910	13,286
Huntington Bancshares, Inc.§	732	4,150
International Bancshares Corp.§	800	13,512
M&T Bank Corp.§	23,200	1,897,992
MB Financial, Inc.§	1,200	19,464
NBT Bancorp, Inc.§	5,500	121,385
S&T Bancorp, Inc.§	400	6,968
Signature Bank*§	100	3,884
Synovus Financial Corp.§	4,700	11,562
Tompkins Financial Corp.§	770	30,538
U.S. Bancorp§	520	11,242
Umpqua Holdings Corp.§	34,000	385,560
United Bankshares, Inc.§	400	9,956
Wells Fargo & Co.	56,200	1,412,306
Whitney Holding Corp.§	1,700	13,889

		4,556,590

Commercial Services & Supplies (0.1%)
Covanta Holding Corp.§	1,600	25,200
Healthcare Services Group, Inc.§	4,200	95,718

		120,918

Communications Equipment (1.6%)
Arris Group, Inc.*§	1,700	16,609
Brocade Communications Systems, Inc.*§	5,700	33,288
Ciena Corp.*§	900	14,013
Cisco Systems, Inc.*	26,800	586,920
Emulex Corp.*	1,200	12,528
Harris Corp.	36,200	1,603,298

		2,266,656

Computers & Peripherals (3.5%)
Apple, Inc.*	2,291	650,071
EMC Corp.*§	19,800	402,138
QLogic Corp.*§	1,600	28,224
SanDisk Corp.*§	21,200	776,980
Synaptics, Inc.*§	400	11,256

	Number of Shares	Value

LONG STOCK POSITIONS
COMMON STOCKS

Computers & Peripherals
Western Digital Corp.*§	115,698	$3,284,666

		5,153,335

Construction & Engineering (0.0%)
KBR, Inc.§	1,800	44,352

Construction Materials (0.0%)
Martin Marietta Materials, Inc.§	600	46,182

Consumer Finance (3.0%)
Capital One Financial Corp.§	109,100	4,314,905
First Cash Financial Services, Inc.*§	1,100	30,525

		4,345,430

Diversified Consumer Services (4.4%)
Career Education Corp.*§	20,000	429,400
Coinstar, Inc.*§	400	17,196
DeVry, Inc.§	53,434	2,629,487
H&R Block, Inc.§	74,200	960,890
ITT Educational Services, Inc.*§	400	28,108
Sotheby’s	60,461	2,226,174
Strayer Education, Inc.§	200	34,900

		6,326,155

Diversified Financial Services (2.7%)
Citigroup, Inc.*	230,000	897,000
Compass Diversified Holdings§	300	4,848
JPMorgan Chase & Co.	53,400	2,032,938
Moody’s Corp.§	23,700	592,026
MSCI, Inc. Class A*§	10,588	351,628
NYSE Euronext§	200	5,714

		3,884,154

Diversified Telecommunication Services (3.4%)
Alaska Communications Systems Group, Inc.§	600	6,090
AT&T, Inc.	163,107	4,664,860
Cbeyond, Inc.*§	2,000	25,660
General Communication, Inc. Class A*§	5,800	57,826
Qwest Communications International, Inc.§	20,300	127,281

		4,881,717

Electric Utilities (0.7%)
Cleco Corp.§	25,912	767,513
Pinnacle West Capital Corp.§	6,000	247,620
Portland General Electric Co.	800	16,224

		1,031,357

Electrical Equipment (1.0%)
American Superconductor Corp.*§	400	12,440
Belden, Inc.§	600	15,828
Hubbell, Inc. Class B	600	30,450
Regal-Beloit Corp.§	22,989	1,349,224

		1,407,942

Electronic Equipment, Instruments & Components (0.9%)
Benchmark Electronics, Inc.*§	900	14,760
Brightpoint, Inc.*§	5,900	41,241
Dolby Laboratories, Inc. Class A*§	11,300	641,953

	Number of Shares	Value

LONG STOCK POSITIONS
COMMON STOCKS

Electronic Equipment, Instruments & Components
Jabil Circuit, Inc.§	43,200	$622,512
Vishay Intertechnology, Inc.*	2,300	22,264

		1,342,730

Energy Equipment & Services (1.1%)
Diamond Offshore Drilling, Inc.§	800	54,216
Dresser-Rand Group, Inc.*	1,229	45,338
National-Oilwell Varco, Inc.	33,100	1,471,957

		1,571,511

Food & Staples Retailing (0.1%)
Casey’s General Stores, Inc.	500	20,875
SUPERVALU, Inc.§	1,400	16,142
The Pantry, Inc.*	3,000	72,330

		109,347

Food Products (2.7%)
Corn Products International, Inc.§	2,900	108,750
Lancaster Colony Corp.§	1,027	48,783
Lance, Inc.§	3,200	68,160
The Hershey Co.§	60,950	2,900,610
Tyson Foods, Inc. Class A	53,400	855,468

		3,981,771

Gas Utilities (0.2%)
Atmos Energy Corp.	9,400	274,950
Piedmont Natural Gas Co., Inc.	800	23,200

		298,150

Health Care Equipment & Supplies (2.9%)
ABIOMED, Inc.*	2,100	22,281
CareFusion Corp.*	2,500	62,100
Greatbatch, Inc.*§	1,300	30,147
Hologic, Inc.*§	106,300	1,701,863
Hospira, Inc.*§	30,400	1,733,104
IDEXX Laboratories, Inc.*§	700	43,204
NuVasive, Inc.*	400	14,056
The Cooper Cos., Inc.	13,300	614,726
Volcano Corp.*§	600	15,588

		4,237,069

Health Care Providers & Services (3.7%)
Amedisys, Inc.*§	600	14,280
Amsurg Corp.*§	300	5,244
Cardinal Health, Inc.	4,700	155,288
Emergency Medical Services Corp. Class A*§	38,186	2,033,405
Health Net, Inc.*	8,800	239,272
Humana, Inc.*	56,300	2,828,512
Landauer, Inc.§	800	50,104
Tenet Healthcare Corp.*§	5,300	25,016
WellPoint, Inc.*	100	5,664

		5,356,785

Hotels, Restaurants & Leisure (0.1%)
Brinker International, Inc.§	1,400	26,404
Hyatt Hotels Corp. Class A*§	500	18,695
MGM Resorts International*§	2,600	29,328
Starbucks Corp.§	700	17,906

	Number of Shares	Value

LONG STOCK POSITIONS
COMMON STOCKS

Hotels, Restaurants & Leisure
Wendy’s/Arby’s Group, Inc. Class A	4,600	$20,838
Wyndham Worldwide Corp.§	200	5,494

		118,665

Household Durables (2.0%)
American Greetings Corp. Class A§	11,955	222,243
Harman International Industries, Inc.*	6,500	217,165
Newell Rubbermaid, Inc.§	21,900	390,039
Whirlpool Corp.§	26,400	2,137,344

		2,966,791

Independent Power Producers & Energy Traders (3.0%)
Constellation Energy Group, Inc.§	134,900	4,349,176
NRG Energy, Inc.*§	200	4,164
RRI Energy, Inc.*§	3,700	13,135

		4,366,475

Industrial Conglomerates (0.0%)
General Electric Co.	1,600	26,000
Tredegar Corp.§	400	7,592

		33,592

Insurance (8.0%)
Aflac, Inc.§	53,500	2,766,485
American International Group, Inc.*§	1,300	50,830
Assurant, Inc.	21,300	866,910
Berkshire Hathaway, Inc. Class B*§	62,341	5,154,354
Genworth Financial, Inc. Class A*	11,400	139,308
MBIA, Inc.*	1,800	18,090
The Travelers Cos., Inc.§	39,700	2,068,370
Torchmark Corp.	6,700	356,038
Unitrin, Inc.§	6,200	151,218
Unum Group	400	8,860

		11,580,463

Internet & Catalog Retail (2.4%)
Amazon.com, Inc.*§	4,600	722,476
Expedia, Inc.§	2,000	56,420
NetFlix, Inc.*§	400	64,864
priceline.com, Inc.*	7,400	2,577,716

		3,421,476

Internet Software & Services (4.0%)
AOL, Inc.*§	1,581	39,130
DealerTrack Holdings, Inc.*§	1,800	30,744
Google, Inc. Class A*	10,800	5,678,532
Rackspace Hosting, Inc.*§	700	18,186
WebMD Health Corp.*§	600	29,922

		5,796,514

IT Services (2.6%)
Acxiom Corp.*§	900	14,274
Alliance Data Systems Corp.*§	700	45,682
Computer Sciences Corp.	3,900	179,400
CSG Systems International, Inc.*§	3,500	63,805
Fidelity National Information Services, Inc.	1,300	35,269
International Business Machines Corp.	21,500	2,884,010
Lender Processing Services, Inc.	1,260	41,870

	Number of Shares	Value

LONG STOCK POSITIONS
COMMON STOCKS

IT Services
MAXIMUS, Inc.	200	$12,316
Visa, Inc. Class A	6,200	460,412

		3,737,038

Leisure Equipment & Products (0.3%)
Callaway Golf Co.§	3,000	21,000
Eastman Kodak Co.*§	3,700	15,540
Mattel, Inc.§	17,600	412,896

		449,436

Machinery (1.8%)
Caterpillar, Inc.§	5,400	424,872
Graco, Inc.§	15,200	482,296
Navistar International Corp.*§	5,200	226,928
Sauer-Danfoss, Inc.*§	200	4,258
The Toro Co.	3,000	168,690
Timken Co.§	33,795	1,296,376

		2,603,420

Media (1.8%)
Ascent Media Corp. Class A*§	2,500	66,775
Comcast Corp. Class A§	33,500	605,680
DIRECTV Class A*§	6,000	249,780
DISH Network Corp. Class A	2,800	53,648
Gannett Co., Inc.§	300	3,669
Harte-Hanks, Inc.	6,614	77,185
John Wiley & Sons, Inc. Class A	500	20,430
National CineMedia, Inc.§	11,800	211,220
Scholastic Corp.§	18,774	522,293
The New York Times Co. Class A*§	1,400	10,836
The Washington Post Co. Class B§	124	49,527
Time Warner Cable, Inc.§	3,400	183,566
Time Warner, Inc.	12,900	395,385
Virgin Media, Inc.§	3,655	84,138
World Wrestling Entertainment, Inc. Class A§	3,400	47,294

		2,581,426

Metals & Mining (1.7%)
Freeport-McMoRan Copper & Gold, Inc.§	27,500	2,348,225
Hecla Mining Co.*§	3,200	20,224
United States Steel Corp.§	1,700	74,528

		2,442,977

Multi-Utilities (2.7%)
Avista Corp.	600	12,528
CMS Energy Corp.§	2,200	39,644
DTE Energy Co.	83,400	3,830,562
MDU Resources Group, Inc.	2,100	41,895

		3,924,629

Multiline Retail (0.9%)
Big Lots, Inc.*§	5,400	179,550
Dollar General Corp.*§	800	23,400
Fred’s, Inc. Class A§	18,400	217,120
Saks, Inc.*§	1,700	14,620
Sears Holdings Corp.*§	600	43,284
Target Corp.	15,100	806,944

		1,284,918

	Number of Shares	Value

LONG STOCK POSITIONS
COMMON STOCKS

Oil, Gas & Consumable Fuels (9.2%)
ATP Oil & Gas Corp.*§	400	$5,460
Chevron Corp.	77,100	6,248,955
Cobalt International Energy, Inc.*§	900	8,595
ConocoPhillips	23,300	1,338,119
Exxon Mobil Corp.	24,149	1,492,167
Hess Corp.	28,700	1,696,744
Marathon Oil Corp.§	1,500	49,650
Mariner Energy, Inc.*§	1,100	26,653
McMoRan Exploration Co.*	800	13,768
SandRidge Energy, Inc.*§	3,800	21,584
Southern Union Co.	1,200	28,872
Whiting Petroleum Corp.*	26,100	2,492,811

		13,423,378

Paper & Forest Products (0.5%)
Domtar Corp.§	9,235	596,396
International Paper Co.	2,900	63,075

		659,471

Personal Products (3.0%)
The Estee Lauder Cos., Inc. Class A§	69,600	4,400,808

Pharmaceuticals (4.6%)
Abbott Laboratories	10,500	548,520
Auxilium Pharmaceuticals, Inc.*§	600	14,868
Eli Lilly & Co.§	99,100	3,620,123
Endo Pharmaceuticals Holdings, Inc.*	65,900	2,190,516
Indevus Pharmaceuticals, Inc. (Escrow shares)^§	2,200	0
King Pharmaceuticals, Inc.*§	15,900	158,364
Medicis Pharmaceutical Corp. Class A§	2,800	83,020
Nektar Therapeutics*§	2,100	31,017
Valeant Pharmaceuticals International, Inc.§	1,068	26,753
Vivus, Inc.*§	2,200	14,718

		6,687,899

Professional Services (0.2%)
FTI Consulting, Inc.*§	7,000	242,830
Verisk Analytics, Inc. Class A*§	1,300	36,413

		279,243

Real Estate Investment Trusts (2.2%)
Annaly Capital Management, Inc.§	62,295	1,096,392
Camden Property Trust§	25,700	1,232,829
Chimera Investment Corp.§	10,471	41,360
DCT Industrial Trust, Inc.§	3,400	16,286
Entertainment Properties Trust	11,000	474,980
Government Properties Income Trust§	6,600	176,220
MFA Financial, Inc.	3,300	25,179
Public Storage	700	67,928
Realty Income Corp.	1,200	40,464
Starwood Property Trust, Inc.§	600	11,922

		3,183,560

Real Estate Management & Development (0.2%)
Forest City Enterprises, Inc. Class A*§	1,500	19,245
Jones Lang LaSalle, Inc.§	2,900	250,183
The St. Joe Co.*§	1,200	29,844

		299,272

	Number of Shares	Value

LONG STOCK POSITIONS
COMMON STOCKS

Road & Rail (0.0%)
Arkansas Best Corp.§	500	$12,115
Knight Transportation, Inc.§	600	11,598
Marten Transport, Ltd.§	800	18,544

		42,257

Semiconductors & Semiconductor Equipment (6.5%)
Altera Corp.§	90,100	2,717,416
Analog Devices, Inc.	106,600	3,345,108
Atmel Corp.*§	5,000	39,800
Cree, Inc.*§	1,200	65,148
FEI Co.*§	100	1,957
First Solar, Inc.*§	600	88,410
Intel Corp.§	138,800	2,669,124
LSI Corp.*	8,400	38,304
Microchip Technology, Inc.§	2,000	62,900
MKS Instruments, Inc.*§	7,300	131,254
National Semiconductor Corp.	12,700	162,179
NVIDIA Corp.*§	7,100	82,928
Power Integrations, Inc.§	100	3,179
SunPower Corp. Class A*§	1,200	17,280
Veeco Instruments, Inc.*§	500	17,435

		9,442,422

Software (3.1%)
Activision Blizzard, Inc.	99,100	1,072,262
Blackbaud, Inc.§	932	22,405
Blackboard, Inc.*§	400	14,416
Lawson Software, Inc.*	1,800	15,246
Microsoft Corp.	60,400	1,479,196
Novell, Inc.*§	5,462	32,608
Oracle Corp.§	26,200	703,470
Take-Two Interactive Software, Inc.*	39,100	396,474
TiVo, Inc.*§	1,400	12,684
VMware, Inc. Class A*§	9,000	764,460
Websense, Inc.*§	300	5,322

		4,518,543

Specialty Retail (3.7%)
Aaron’s, Inc.	2,800	51,660
Advance Auto Parts, Inc.	3,700	217,116
Aeropostale, Inc.*§	28,186	655,325
AnnTaylor Stores Corp.*§	5,000	101,200
AutoNation, Inc.*§	700	16,275
J. Crew Group, Inc.*§	34,100	1,146,442
Ltd Brands, Inc.§	3,500	93,730
Office Depot, Inc.*	4,200	19,320
Pier 1 Imports, Inc.*§	1,200	9,828
RadioShack Corp.§	1,500	31,995
Rent-A-Center, Inc.§	56,100	1,255,518
Ross Stores, Inc.§	1,200	65,544
The Buckle, Inc.§	400	10,616
The Dress Barn, Inc.*§	33,800	802,750
Williams-Sonoma, Inc.§	30,000	951,000

		5,428,319

Textiles, Apparel & Luxury Goods (1.8%)
Skechers U.S.A., Inc. Class A*§	200	4,698
The Timberland Co. Class A*§	2,339	46,336
Under Armour, Inc. Class A*§	300	13,512

	Number of Shares	Value

LONG STOCK POSITIONS
COMMON STOCKS

Textiles, Apparel & Luxury Goods
VF Corp.§	31,200	$2,527,824

		2,592,370

Thrifts & Mortgage Finance (0.2%)
Dime Community Bancshares§	7,100	98,335
NewAlliance Bancshares, Inc.	5,787	73,032
TFS Financial Corp.§	1,400	12,866
Trustco Bank Corp. NY§	15,110	84,012

		268,245

Tobacco (0.1%)
Altria Group, Inc.§	7,800	187,356

Trading Companies & Distributors (0.1%)
Watsco, Inc.	1,700	94,656

Water Utilities (0.0%)
SJW Corp.§	900	22,167

Wireless Telecommunication Services (0.8%)
Clearwire Corp. Class A*§	1,600	12,944
Sprint Nextel Corp.*§	33,700	156,031
Telephone & Data Systems, Inc.§	29,920	981,376
USA Mobility, Inc.§	2,500	40,075

		1,190,426

TOTAL COMMON STOCKS (Cost $169,531,116)		176,831,522

TOTAL LONG STOCK POSITIONS (Cost $169,531,116)		176,831,522

SHORT-TERM INVESTMENTS (22.5%)
State Street Navigator Prime Portfolio§§	29,440,819	29,440,819

	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 10/01/10	$3,202	3,202,000

TOTAL SHORT-TERM INVESTMENTS (Cost $32,642,819)		32,642,819

TOTAL INVESTMENTS AT VALUE (144.3%) (Cost $202,173,935)		209,474,341

TOTAL SECURITIES SOLD SHORT (-24.0%) (Proceeds $31,504,981)		(34,788,578)

LIABILITIES IN EXCESS OF OTHER ASSETS (-20.3%)		(29,484,016)

NET ASSETS (100.0%)		$145,201,747

	Number of Shares

SHORT STOCK POSITIONS (-24.0%)
COMMON STOCKS (-24.0%)

Aerospace & Defense (-0.6%)
Alliant Techsystems, Inc.*	(400)	(30,160)
American Science and Engineering, Inc.	(200)	(14,730)
BE Aerospace, Inc.*	(1,200)	(36,372)
Ceradyne, Inc.*	(1,000)	(23,350)
Cubic Corp.	(700)	(28,560)

	Number of Shares	Value

SHORT STOCK POSITIONS
COMMON STOCKS

Aerospace & Defense
Curtiss-Wright Corp.	(1,000)	$(30,300)
DigitalGlobe, Inc.*	(1,000)	(30,400)
Esterline Technologies Corp.*	(500)	(28,615)
General Dynamics Corp.	(500)	(31,405)
Goodrich Corp.	(500)	(36,865)
Hexcel Corp.*	(1,400)	(24,906)
Honeywell International, Inc.	(1,500)	(65,910)
ITT Corp.	(500)	(23,415)
Lockheed Martin Corp.	(600)	(42,768)
Northrop Grumman Corp.	(600)	(36,378)
Precision Castparts Corp.	(400)	(50,940)
Raytheon Co.	(500)	(22,855)
Rockwell Collins, Inc.	(600)	(34,950)
Spirit Aerosystems Holdings, Inc. Class A*	(1,600)	(31,888)
Teledyne Technologies, Inc.*	(600)	(23,892)
The Boeing Co.	(800)	(53,232)
TransDigm Group, Inc.	(500)	(31,025)
Triumph Group, Inc.	(500)	(37,295)
United Technologies Corp.	(1,000)	(71,230)

		(841,441)

Air Freight & Logistics (-0.1%)
Atlas Air Worldwide Holdings, Inc.*	(500)	(25,150)
CH Robinson Worldwide, Inc.	(500)	(34,960)
Expeditors International of Washington, Inc.	(600)	(27,738)
Forward Air Corp.	(500)	(13,000)
United Parcel Service, Inc. Class B	(600)	(40,014)

		(140,862)

Airlines (-0.0%)
AMR Corp.*	(3,200)	(20,064)
Southwest Airlines Co.	(2,400)	(31,368)

		(51,432)

Auto Components (-0.2%)
American Axle & Manufacturing Holdings, Inc.*	(3,000)	(27,060)
BorgWarner, Inc.*	(800)	(42,096)
Cooper Tire & Rubber Co.	(1,500)	(29,445)
Dana Holding Corp.*	(2,900)	(35,728)
Drew Industries, Inc.*	(1,100)	(22,946)
Federal Mogul Corp.*	(1,800)	(34,038)
Gentex Corp.	(1,400)	(27,314)
Modine Manufacturing Co.*	(2,900)	(37,613)
Superior Industries International, Inc.	(1,500)	(25,920)
Tenneco, Inc.*	(900)	(26,073)
The Goodyear Tire & Rubber Co.*	(1,100)	(11,825)
TRW Automotive Holdings Corp.*	(800)	(33,248)

		(353,306)

Automobiles (-0.0%)
Harley-Davidson, Inc.	(1,000)	(28,440)
Winnebago Industries, Inc.*	(800)	(8,336)

		(36,776)

Beverages (-0.3%)
Central European Distribution Corp.*	(1,300)	(29,016)
Coca-Cola Enterprises, Inc.	(900)	(27,900)
Constellation Brands, Inc. Class A*	(1,900)	(33,611)
Hansen Natural Corp.*	(800)	(37,296)
Molson Coors Brewing Co. Class B	(700)	(33,054)

	Number of Shares	Value

SHORT STOCK POSITIONS
COMMON STOCKS

Beverages
PepsiCo, Inc.	(1,500)	$(99,660)
The Boston Beer Co., Inc. Class A*	(300)	(20,061)
The Coca-Cola Co.	(2,300)	(134,596)

		(415,194)

Biotechnology (-0.4%)
Acorda Therapeutics, Inc.*	(1,000)	(33,020)
Allos Therapeutics, Inc.*	(3,000)	(14,160)
Amylin Pharmaceuticals, Inc.*	(1,600)	(33,360)
Biogen Idec, Inc.*	(400)	(22,448)
BioMarin Pharmaceutical, Inc.*	(1,600)	(35,760)
Celgene Corp.*	(200)	(11,522)
Cepheid, Inc.*	(1,700)	(31,807)
Cubist Pharmaceuticals, Inc.*	(1,200)	(28,068)
Dendreon Corp.*	(800)	(32,944)
Emergent Biosolutions, Inc.*	(1,900)	(32,794)
Human Genome Sciences, Inc.*	(1,000)	(29,790)
Incyte Corp., Ltd.*	(2,200)	(35,178)
Myriad Genetics, Inc.*	(900)	(14,769)
Onyx Pharmaceuticals, Inc.*	(800)	(21,104)
Pharmasset, Inc.*	(1,000)	(29,500)
Savient Pharmaceuticals, Inc.*	(2,000)	(45,740)
Seattle Genetics, Inc.*	(1,600)	(24,848)
United Therapeutics Corp.*	(600)	(33,606)
Vertex Pharmaceuticals, Inc.*	(800)	(27,656)

		(538,074)

Building Products (-0.2%)
A.O. Smith Corp.	(500)	(28,945)
Ameron International Corp.	(400)	(27,184)
Armstrong World Industries, Inc.*	(700)	(29,057)
Lennox International, Inc.	(600)	(25,014)
Masco Corp.	(2,700)	(29,727)
Owens Corning*	(1,100)	(28,193)
Simpson Manufacturing Co., Inc.	(1,100)	(28,358)
Universal Forest Products, Inc.	(1,000)	(29,250)

		(225,728)

Capital Markets (-0.5%)
Affiliated Managers Group, Inc.*	(400)	(31,204)
E*Trade Financial Corp.*	(2,000)	(29,080)
Franklin Resources, Inc.	(300)	(32,070)
Greenhill & Co., Inc.	(300)	(23,796)
Invesco, Ltd.	(1,900)	(40,337)
Investment Technology Group, Inc.*	(1,600)	(22,752)
Janus Capital Group, Inc.	(2,200)	(24,090)
Jefferies Group, Inc.	(1,200)	(27,228)
KBW, Inc.	(1,100)	(28,160)
Knight Capital Group, Inc. Class A*	(2,200)	(27,258)
Legg Mason, Inc.	(1,100)	(33,341)
Morgan Stanley	(1,200)	(29,616)
Northern Trust Corp.	(700)	(33,768)
optionsXpress Holdings, Inc.*	(1,900)	(29,184)
Piper Jaffray Cos.*	(1,000)	(29,130)
Raymond James Financial, Inc.	(1,200)	(30,396)
SEI Investments Co.	(1,600)	(32,544)
State Street Corp.	(800)	(30,128)
Stifel Financial Corp.*	(600)	(27,774)
T. Rowe Price Group, Inc.	(700)	(35,045)
TD Ameritrade Holding Corp.*	(1,700)	(27,455)
The Bank of New York Mellon Corp.	(1,200)	(31,356)

	Number of Shares	Value

SHORT STOCK POSITIONS
COMMON STOCKS

Capital Markets
The Charles Schwab Corp.	(1,600)	$(22,240)
The Goldman Sachs Group, Inc.	(700)	(101,206)

		(779,158)

Chemicals (-0.7%)
Air Products & Chemicals, Inc.	(500)	(41,410)
Albemarle Corp.	(600)	(28,086)
Arch Chemicals, Inc.	(800)	(28,072)
Cabot Corp.	(1,000)	(32,570)
Calgon Carbon Corp.*	(1,600)	(23,200)
Celanese Corp. Series A	(1,000)	(32,100)
CF Industries Holdings, Inc.	(300)	(28,650)
Cytec Industries, Inc.	(500)	(28,190)
Eastman Chemical Co.	(400)	(29,600)
Ecolab, Inc.	(800)	(40,592)
Ferro Corp.*	(2,900)	(37,381)
FMC Corp.	(400)	(27,364)
H.B. Fuller Co.	(1,200)	(23,844)
International Flavors & Fragrances, Inc.	(600)	(29,112)
Monsanto Co.	(1,400)	(67,102)
Nalco Holding Co.	(1,300)	(32,773)
NewMarket Corp.	(300)	(34,104)
Olin Corp.	(1,700)	(34,272)
OM Group, Inc.*	(900)	(27,108)
PolyOne Corp.*	(3,000)	(36,270)
Praxair, Inc.	(500)	(45,130)
Rockwood Holdings, Inc.*	(1,200)	(37,764)
RPM International, Inc.	(1,800)	(35,856)
Sensient Technologies Corp.	(1,200)	(36,588)
Sigma-Aldrich Corp.	(600)	(36,228)
Solutia, Inc.*	(1,900)	(30,438)
The Dow Chemical Co.	(1,700)	(46,682)
The Mosaic Co.	(600)	(35,256)
The Sherwin-Williams Co.	(500)	(37,570)
Valspar Corp.	(1,100)	(35,035)
W.R. Grace & Co.*	(1,200)	(33,528)

		(1,071,875)

Commercial Banks (-0.7%)
Associated Banc-Corp.	(2,100)	(27,699)
Bank of Hawaii Corp.	(700)	(31,444)
BB&T Corp.	(2,000)	(48,160)
Cathay General Bancorp	(2,600)	(30,914)
CIT Group, Inc.*	(700)	(28,574)
City National Corp.	(500)	(26,535)
Columbia Banking System, Inc.	(1,600)	(31,440)
Comerica, Inc.	(900)	(33,435)
Commerce Bancshares, Inc.	(740)	(27,817)
Cullen/Frost Bankers, Inc.	(500)	(26,935)
East West Bancorp, Inc.	(1,900)	(30,932)
Fifth Third Bancorp	(2,300)	(27,669)
First Citizens BancShares, Inc. Class A	(100)	(18,527)
First Horizon National Corp.*	(2,317)	(26,441)
FirstMerit Corp.	(1,505)	(27,572)
Iberiabank Corp.	(500)	(24,990)
KeyCorp	(3,700)	(29,452)
Marshall & Ilsley Corp.	(4,400)	(30,976)
Old National Bancorp	(2,200)	(23,100)
PacWest Bancorp	(1,200)	(22,872)
PNC Financial Services Group, Inc.	(1,000)	(51,910)
PrivateBancorp, Inc.	(2,200)	(25,058)
Prosperity Bancshares, Inc.	(900)	(29,223)

	Number of Shares	Value

SHORT STOCK POSITIONS
COMMON STOCKS

Commercial Banks
Regions Financial Corp.	(3,900)	$(28,353)
SunTrust Banks, Inc.	(1,400)	(36,162)
SVB Financial Group*	(800)	(33,856)
TCF Financial Corp.	(1,900)	(30,761)
UMB Financial Corp.	(800)	(28,408)
Valley National Bancorp	(2,315)	(29,863)
Webster Financial Corp.	(1,700)	(29,852)
Wilmington Trust Corp.	(2,000)	(17,960)
Wintrust Financial Corp.	(800)	(25,928)
Zions Bancorporation	(1,300)	(27,768)

		(970,586)

Commercial Services & Supplies (-0.7%)
ABM Industries, Inc.	(1,500)	(32,385)
American Reprographics Co.*	(3,200)	(25,120)
ATC Technology Corp.*	(1,100)	(27,214)
Avery Dennison Corp.	(900)	(33,408)
Bowne & Co., Inc.	(2,500)	(28,325)
Cenveo, Inc.*	(2,200)	(11,066)
Cintas Corp.	(1,300)	(35,815)
Clean Harbors, Inc.*	(500)	(33,875)
Consolidated Graphics, Inc.*	(700)	(29,015)
Copart, Inc.*	(900)	(29,673)
Corrections Corp. of America*	(1,600)	(39,488)
Courier Corp.	(1,000)	(14,220)
Deluxe Corp.	(1,500)	(28,695)
Herman Miller, Inc.	(1,500)	(29,520)
HNI Corp.	(1,000)	(28,760)
Interface, Inc. Class A	(900)	(12,807)
Iron Mountain, Inc.	(1,300)	(29,042)
Knoll, Inc.	(2,200)	(34,122)
M&F Worldwide Corp.*	(1,200)	(29,220)
McGrath Rentcorp	(1,300)	(31,135)
Mine Safety Appliances Co.	(1,200)	(32,520)
Multi-Color Corp.	(1,100)	(16,940)
Pitney Bowes, Inc.	(1,500)	(32,070)
R. R. Donnelley & Sons Co.	(1,600)	(27,136)
Republic Services, Inc.	(1,100)	(33,539)
Rollins, Inc.	(1,300)	(30,394)
Schawk, Inc.	(1,900)	(35,074)
Steelcase, Inc. Class A	(2,900)	(24,157)
Stericycle, Inc.*	(500)	(34,740)
Tetra Tech, Inc.*	(1,400)	(29,358)
The Brink’s Co.	(1,100)	(25,300)
The Geo Group, Inc.*	(1,400)	(32,690)
Unifirst Corp.	(700)	(30,905)
United Stationers, Inc.*	(600)	(32,106)
Waste Connections, Inc.*	(700)	(27,762)
Waste Management, Inc.	(1,000)	(35,740)

		(1,043,336)

Communications Equipment (-0.4%)
Acme Packet, Inc.*	(800)	(30,352)
ADTRAN, Inc.	(800)	(28,240)
Aruba Networks, Inc.*	(1,600)	(34,144)
Blue Coat Systems, Inc.*	(800)	(19,248)
CommScope, Inc.*	(1,600)	(37,984)
Comtech Telecommunications Corp.*	(700)	(19,145)
DG FastChannel, Inc.*	(700)	(15,225)
EchoStar Corp. Class A*	(1,500)	(28,620)
F5 Networks, Inc.*	(300)	(31,143)
Hughes Communications, Inc.*	(900)	(24,525)

	Number of Shares	Value

SHORT STOCK POSITIONS
COMMON STOCKS

Communications Equipment
InterDigital, Inc.*	(1,300)	$(38,493)
JDS Uniphase Corp.*	(2,600)	(32,214)
Juniper Networks, Inc.*	(900)	(27,315)
Plantronics, Inc.	(1,000)	(33,780)
Polycom, Inc.*	(900)	(24,552)
QUALCOMM, Inc.	(1,600)	(72,192)
Riverbed Technology, Inc.*	(800)	(36,464)
Tellabs, Inc.	(3,500)	(26,075)
Viasat, Inc.*	(700)	(28,777)

		(588,488)

Computers & Peripherals (-0.2%)
Dell, Inc.*	(1,900)	(24,624)
Diebold, Inc.	(1,100)	(34,199)
Hewlett-Packard Co.	(1,700)	(71,519)
Intermec, Inc.*	(2,100)	(25,746)
Lexmark International, Inc. Class A*	(800)	(35,696)
NCR Corp.*	(2,500)	(34,075)
NetApp, Inc.*	(600)	(29,874)

		(255,733)

Construction & Engineering (-0.2%)
Aecom Technology Corp.*	(1,100)	(26,686)
EMCOR Group, Inc.*	(1,300)	(31,967)
Fluor Corp.	(600)	(29,718)
Granite Construction, Inc.	(1,200)	(27,288)
Insituform Technologies, Inc. Class A*	(600)	(14,508)
Jacobs Engineering Group, Inc.*	(1,000)	(38,700)
MasTec, Inc.*	(2,500)	(25,800)
Quanta Services, Inc.*	(1,600)	(30,528)
The Shaw Group, Inc.*	(800)	(26,848)
Tutor Perini Corp.*	(1,500)	(30,135)

		(282,178)

Construction Materials (-0.0%)
Eagle Materials, Inc.	(1,300)	(30,810)
Vulcan Materials Co.	(1,000)	(36,920)

		(67,730)

Consumer Finance (-0.2%)
American Express Co.	(800)	(33,624)
Cash America International, Inc.	(900)	(31,500)
Discover Financial Services	(2,100)	(35,028)
EZCORP, Inc. Class A*	(1,600)	(32,064)
Nelnet, Inc. Class A	(1,000)	(22,880)
SLM Corp.*	(2,600)	(30,030)
The Student Loan Corp.	(1,200)	(35,640)

		(220,766)

Containers & Packaging (-0.2%)
Aptargroup, Inc.	(600)	(27,402)
Ball Corp.	(500)	(29,425)
Bemis Co., Inc.	(1,100)	(34,925)
Crown Holdings, Inc.*	(1,100)	(31,526)
Greif, Inc. Class A	(500)	(29,420)
Owens-Illinois, Inc.*	(1,000)	(28,060)
Packaging Corp. of America	(1,100)	(25,487)
Rock-Tenn Co. Class A	(600)	(29,886)
Sealed Air Corp.	(1,600)	(35,968)
Silgan Holdings, Inc.	(1,000)	(31,700)

	Number of Shares	Value

SHORT STOCK POSITIONS
COMMON STOCKS

Containers & Packaging
Sonoco Products Co.	(800)	$(26,752)
Temple-Inland, Inc.	(1,500)	(27,990)

		(358,541)

Distributors (-0.1%)
Genuine Parts Co.	(800)	(35,672)
LKQ Corp.*	(1,600)	(33,280)

		(68,952)

Diversified Consumer Services (-0.2%)
Apollo Group, Inc. Class A*	(600)	(30,810)
Grand Canyon Education, Inc.*	(1,400)	(30,702)
Hillenbrand, Inc.	(1,400)	(30,114)
K12, Inc.*	(800)	(23,224)
Lincoln Educational Services Corp.*	(1,400)	(20,174)
Matthews International Corp. Class A	(800)	(28,288)
Regis Corp.	(1,500)	(28,695)
Service Corp. International	(4,000)	(34,480)
Weight Watchers International, Inc.	(1,000)	(31,190)

		(257,677)

Diversified Financial Services (-0.2%)
Bank of America Corp.	(2,300)	(30,153)
CME Group, Inc.	(100)	(26,045)
Interactive Brokers Group, Inc. Class A*	(1,700)	(29,257)
IntercontinentalExchange, Inc.*	(300)	(31,416)
Leucadia National Corp.*	(1,300)	(30,706)
PHH Corp.*	(1,500)	(31,590)
Pico Holdings, Inc.*	(1,000)	(29,860)
Portfolio Recovery Associates, Inc.*	(500)	(32,325)
The NASDAQ OMX Group, Inc.*	(1,500)	(29,145)

		(270,497)

Diversified Telecommunication Services (-0.1%)
Atlantic Tele-Network, Inc.	(600)	(29,544)
CenturyTel, Inc.	(900)	(35,514)
Frontier Communications Corp.	(3,800)	(31,046)
tw telecom, Inc.*	(1,500)	(27,855)
Verizon Communications, Inc.	(1,700)	(55,403)

		(179,362)

Electric Utilities (-0.6%)
Allete, Inc.	(700)	(25,501)
American Electric Power Co., Inc.	(900)	(32,607)
Duke Energy Corp.	(2,000)	(35,420)
Edison International	(800)	(27,512)
El Paso Electric Co.*	(1,200)	(28,536)
Entergy Corp.	(400)	(30,612)
Exelon Corp.	(900)	(38,322)
FirstEnergy Corp.	(900)	(34,686)
Great Plains Energy, Inc.	(1,800)	(34,020)
Hawaiian Electric Industries, Inc.	(1,500)	(33,810)
IDACORP, Inc.	(1,000)	(35,920)
ITC Holdings Corp.	(600)	(37,350)
MGE Energy, Inc.	(800)	(31,672)
Northeast Utilities	(1,300)	(38,441)
NV Energy, Inc.	(2,700)	(35,505)
Otter Tail Corp.	(900)	(18,351)
Pepco Holdings, Inc.	(1,900)	(35,340)
PNM Resources, Inc.	(2,300)	(26,197)

	Number of Shares	Value

SHORT STOCK POSITIONS
COMMON STOCKS

Electric Utilities
PPL Corp.	(1,100)	$(29,953)
Progress Energy, Inc.	(800)	(35,536)
Southern Co.	(1,300)	(48,412)
The Empire District Electric Co.	(1,800)	(36,270)
UIL Holdings Corp.	(1,100)	(30,976)
Westar Energy, Inc.	(1,400)	(33,922)

		(794,871)

Electrical Equipment (-0.4%)
Acuity Brands, Inc.	(800)	(35,392)
AMETEK, Inc.	(800)	(38,216)
AZZ, Inc.	(600)	(25,704)
Baldor Electric Co.	(700)	(28,280)
Brady Corp. Class A	(900)	(26,253)
Emerson Electric Co.	(900)	(47,394)
EnerSys*	(1,200)	(29,964)
Franklin Electric Co., Inc.	(500)	(16,580)
General Cable Corp.*	(1,300)	(35,256)
GrafTech International, Ltd.*	(2,000)	(31,260)
II-VI, Inc.*	(900)	(33,597)
Polypore International, Inc.*	(1,100)	(33,176)
Powell Industries, Inc.*	(900)	(28,008)
Rockwell Automation, Inc.	(600)	(37,038)
Roper Industries, Inc.	(400)	(26,072)
Thomas & Betts Corp.*	(600)	(24,612)
Woodward Governor Co.	(1,100)	(35,662)

		(532,464)

Electronic Equipment, Instruments & Components (-0.5%)
Agilent Technologies, Inc.*	(1,000)	(33,370)
Amphenol Corp. Class A	(800)	(39,184)
Anixter International, Inc.*	(700)	(37,793)
Arrow Electronics, Inc.*	(1,100)	(29,403)
Avnet, Inc.*	(1,000)	(27,010)
Checkpoint Systems, Inc.*	(1,400)	(28,490)
Cogent, Inc.*	(1,600)	(17,024)
Coherent, Inc.*	(700)	(28,007)
Corning, Inc.	(2,700)	(49,356)
FLIR Systems, Inc.*	(1,100)	(28,270)
Ingram Micro, Inc. Class A*	(1,800)	(30,348)
IPG Photonics Corp.*	(1,300)	(31,382)
Itron, Inc.*	(500)	(30,615)
Littelfuse, Inc.*	(800)	(34,960)
Multi-Fineline Electronix, Inc.*	(1,300)	(28,587)
National Instruments Corp.	(1,100)	(35,926)
Plexus Corp.*	(1,100)	(32,285)
Rofin-Sinar Technologies, Inc.*	(1,400)	(35,532)
SYNNEX Corp.*	(900)	(25,326)
Tech Data Corp.*	(800)	(32,240)
Trimble Navigation, Ltd.*	(800)	(28,032)
Vishay Precision Group, Inc.*	(207)	(3,231)

		(666,371)

Energy Equipment & Services (-0.6%)
Atwood Oceanics, Inc.*	(900)	(27,405)
Baker Hughes, Inc.	(900)	(38,340)
Bristow Group, Inc.*	(900)	(32,472)
Cameron International Corp.*	(811)	(34,841)
CARBO Ceramics, Inc.	(500)	(40,500)
Complete Production Services, Inc.*	(1,500)	(30,675)
Dril-Quip, Inc.*	(500)	(31,055)

	Number of Shares	Value

SHORT STOCK POSITIONS
COMMON STOCKS

Energy Equipment & Services
Exterran Holdings, Inc.*	(1,300)	$(29,523)
FMC Technologies, Inc.*	(400)	(27,316)
Gulfmark Offshore, Inc. Class A*	(900)	(27,648)
Halliburton Co.	(800)	(26,456)
Helix Energy Solutions Group, Inc.*	(3,200)	(35,648)
Helmerich & Payne, Inc.	(700)	(28,322)
Hornbeck Offshore Services, Inc.*	(1,400)	(27,286)
Lufkin Industries, Inc.	(700)	(30,730)
Nabors Industries, Ltd.*	(1,400)	(25,284)
Oil States International, Inc.*	(800)	(37,240)
Patterson-UTI Energy, Inc.	(2,000)	(34,160)
Pride International, Inc.*	(1,100)	(32,373)
Rowan Cos., Inc.*	(1,000)	(30,360)
RPC, Inc.	(1,600)	(33,856)
Schlumberger, Ltd.	(1,100)	(67,771)
SEACOR Holdings, Inc.*	(400)	(34,064)
Superior Energy Services, Inc.*	(1,300)	(34,697)
Tetra Technologies, Inc.*	(2,800)	(28,560)
Tidewater, Inc.	(600)	(26,886)
Unit Corp.*	(800)	(29,832)
Willbros Group, Inc.*	(2,100)	(19,257)

		(902,557)

Food & Staples Retailing (-0.3%)
BJ’s Wholesale Club, Inc.*	(800)	(33,200)
Costco Wholesale Corp.	(900)	(58,041)
CVS Caremark Corp.	(1,700)	(53,499)
Nash Finch Co.	(700)	(29,778)
Safeway, Inc.	(1,400)	(29,624)
Sysco Corp.	(1,100)	(31,372)
The Kroger Co.	(1,400)	(30,324)
United Natural Foods, Inc.*	(800)	(26,512)
Wal-Mart Stores, Inc.	(1,900)	(101,688)
Walgreen Co.	(1,500)	(50,250)
Whole Foods Market, Inc.*	(900)	(33,399)

		(477,687)

Food Products (-0.5%)
Archer-Daniels-Midland Co.	(1,200)	(38,304)
Campbell Soup Co.	(900)	(32,175)
Chiquita Brands International, Inc.*	(1,800)	(23,832)
ConAgra Foods, Inc.	(1,400)	(30,716)
Darling International, Inc.*	(3,700)	(31,524)
Dean Foods Co.*	(3,100)	(31,651)
Del Monte Foods Co.	(2,000)	(26,220)
Flowers Foods, Inc.	(1,300)	(32,292)
General Mills, Inc.	(1,500)	(54,810)
H.J. Heinz Co.	(700)	(33,159)
Hormel Foods Corp.	(700)	(31,220)
Kellogg Co.	(900)	(45,459)
Kraft Foods, Inc. Class A	(2,400)	(74,064)
McCormick & Co., Inc.	(800)	(33,632)
Mead Johnson Nutrition Co.	(600)	(34,146)
Ralcorp Holdings, Inc.*	(500)	(29,240)
Sanderson Farms, Inc.	(500)	(21,645)
Smithfield Foods, Inc.*	(1,800)	(30,294)
The Hain Celestial Group, Inc.*	(1,200)	(28,776)
The J.M. Smucker Co.	(600)	(36,318)
Tootsie Roll Industries, Inc.	(1,236)	(30,752)
TreeHouse Foods, Inc.*	(800)	(36,880)

		(767,109)

	Number of Shares	Value

SHORT STOCK POSITIONS
COMMON STOCKS

Gas Utilities (-0.3%)
AGL Resources, Inc.	(600)	$(23,016)
Energen Corp.	(600)	(27,432)
National Fuel Gas Co.	(500)	(25,905)
New Jersey Resources Corp.	(700)	(27,454)
Nicor, Inc.	(600)	(27,492)
Northwest Natural Gas Co.	(500)	(23,725)
ONEOK, Inc.	(800)	(36,032)
Questar Corp.	(2,000)	(35,060)
South Jersey Industries, Inc.	(800)	(39,576)
Southwest Gas Corp.	(800)	(26,872)
The Laclede Group, Inc.	(900)	(30,978)
UGI Corp.	(900)	(25,749)
WGL Holdings, Inc.	(800)	(30,224)

		(379,515)

Health Care Equipment & Supplies (-0.6%)
Alere, Inc.*	(800)	(24,744)
American Medical Systems Holdings, Inc.*	(1,400)	(27,412)
Baxter International, Inc.	(1,100)	(52,481)
Beckman Coulter, Inc.	(600)	(29,274)
Becton, Dickinson and Co.	(500)	(37,050)
Boston Scientific Corp.*	(4,200)	(25,746)
DENTSPLY International, Inc.	(1,000)	(31,970)
Edwards Lifesciences Corp.*	(500)	(33,525)
Gen-Probe, Inc.*	(800)	(38,768)
Haemonetics Corp.*	(400)	(23,412)
Hill-Rom Holdings, Inc.	(800)	(28,712)
ICU Medical, Inc.*	(400)	(14,916)
Integra LifeSciences Holdings*	(800)	(31,568)
Intuitive Surgical, Inc.*	(100)	(28,374)
Kinetic Concepts, Inc.*	(800)	(29,264)
Masimo Corp.	(1,200)	(32,772)
Medtronic, Inc.	(1,100)	(36,938)
Meridian Bioscience, Inc.	(700)	(15,316)
ResMed, Inc.*	(800)	(26,248)
Sirona Dental Systems, Inc.*	(800)	(28,832)
St. Jude Medical, Inc.*	(900)	(35,406)
STERIS Corp.	(800)	(26,576)
Stryker Corp.	(600)	(30,030)
Teleflex, Inc.	(600)	(34,068)
Varian Medical Systems, Inc.*	(500)	(30,250)
West Pharmaceutical Services, Inc.	(800)	(27,448)
Wright Medical Group, Inc.*	(900)	(12,969)
Zimmer Holdings, Inc.*	(600)	(31,398)

		(825,467)

Health Care Providers & Services (-0.7%)
Aetna, Inc.	(1,100)	(34,771)
AMERIGROUP Corp.*	(800)	(33,976)
AmerisourceBergen Corp.	(1,100)	(33,726)
Brookdale Senior Living, Inc.*	(2,400)	(39,144)
Catalyst Health Solutions, Inc.*	(600)	(21,126)
Centene Corp.*	(1,400)	(33,026)
Chemed Corp.	(600)	(34,182)
CIGNA Corp.	(900)	(32,202)
Community Health Systems, Inc.*	(900)	(27,873)
Coventry Health Care, Inc.*	(1,300)	(27,989)
DaVita, Inc.*	(400)	(27,612)
Health Management Associates, Inc. Class A*	(3,400)	(26,044)
Healthspring, Inc.*	(1,500)	(38,760)
Henry Schein, Inc.*	(600)	(35,148)
HMS Holdings Corp.*	(500)	(29,470)

	Number of Shares	Value

SHORT STOCK POSITIONS
COMMON STOCKS

Health Care Providers & Services
Kindred Healthcare, Inc.*	(1,400)	$(18,228)
Laboratory Corp. of America Holdings*	(500)	(39,215)
LHC Group, Inc.*	(1,300)	(30,147)
LifePoint Hospitals, Inc.*	(1,000)	(35,060)
Lincare Holdings, Inc.	(1,200)	(30,108)
Magellan Health Services, Inc.*	(600)	(28,344)
Medco Health Solutions, Inc.*	(700)	(36,442)
Mednax, Inc.*	(600)	(31,980)
Molina Healthcare, Inc.*	(1,000)	(26,990)
Omnicare, Inc.	(1,200)	(28,656)
Owens & Minor, Inc.	(500)	(14,230)
Patterson Cos., Inc.	(1,000)	(28,650)
Quest Diagnostics, Inc.	(500)	(25,235)
RehabCare Group, Inc.*	(1,600)	(32,352)
UnitedHealth Group, Inc.	(1,000)	(35,110)
Universal American Corp.	(1,600)	(23,600)
Universal Health Services, Inc. Class B	(800)	(31,088)
VCA Antech, Inc.*	(1,400)	(29,526)
WellCare Health Plans, Inc.*	(1,000)	(28,960)

		(1,028,970)

Health Care Technology (-0.1%)
Allscripts-Misys Heathcare Solutions, Inc.*	(1,700)	(31,399)
Cerner Corp.*	(400)	(33,596)
MedAssets, Inc.*	(1,000)	(21,040)

		(86,035)

Hotels, Restaurants & Leisure (-0.7%)
Ameristar Casinos, Inc.	(1,800)	(31,410)
Bally Technologies, Inc.*	(900)	(31,455)
Bob Evans Farms, Inc.	(1,100)	(30,877)
Buffalo Wild Wings, Inc.*	(400)	(19,156)
Carnival Corp.	(700)	(26,747)
CEC Entertainment, Inc.*	(900)	(30,897)
Chipotle Mexican Grill, Inc.*	(200)	(34,400)
Choice Hotels International, Inc.	(1,000)	(36,460)
Churchill Downs, Inc.	(800)	(28,576)
Cracker Barrel Old Country Store, Inc.	(500)	(25,380)
Darden Restaurants, Inc.	(600)	(25,668)
Domino’s Pizza, Inc.*	(2,400)	(31,728)
Gaylord Entertainment Co.*	(1,100)	(33,550)
International Game Technology	(1,600)	(23,120)
International Speedway Corp. Class A	(1,100)	(26,840)
Interval Leisure Group, Inc.*	(2,200)	(29,634)
Jack in the Box, Inc.*	(1,400)	(30,016)
Life Time Fitness, Inc.*	(700)	(27,629)
Marriott International, Inc. Class A	(900)	(32,247)
McDonald’s Corp.	(1,100)	(81,961)
Panera Bread Co. Class A*	(300)	(26,583)
Penn National Gaming, Inc.*	(1,000)	(29,610)
Pinnacle Entertainment, Inc.*	(2,600)	(28,990)
Scientific Games Corp. Class A*	(3,100)	(30,070)
Sonic Corp.*	(2,800)	(22,624)
Speedway Motorsports, Inc.	(2,100)	(32,928)
Starwood Hotels & Resorts Worldwide, Inc.	(500)	(26,275)
Texas Roadhouse, Inc. Class A*	(2,400)	(33,744)
The Cheesecake Factory, Inc.*	(1,300)	(34,411)
Vail Resorts, Inc.*	(800)	(30,016)
WMS Industries, Inc.*	(600)	(22,842)
Wynn Resorts, Ltd.	(300)	(26,031)

	Number of Shares	Value

SHORT STOCK POSITIONS
COMMON STOCKS

Hotels, Restaurants & Leisure
Yum! Brands, Inc.	(700)	$(32,242)

		(1,014,117)

Household Durables (-0.4%)
Blyth, Inc.	(700)	(28,868)
D.R. Horton, Inc.	(2,500)	(27,800)
Ethan Allen Interiors, Inc.	(2,200)	(38,412)
Fortune Brands, Inc.	(800)	(39,384)
Jarden Corp.	(1,200)	(37,356)
KB Home	(2,200)	(24,926)
La-Z-Boy, Inc.*	(1,600)	(13,504)
Leggett & Platt, Inc.	(1,000)	(22,760)
Lennar Corp. Class A	(1,800)	(27,684)
M.D.C. Holdings, Inc.	(1,000)	(29,030)
Meritage Homes Corp.*	(1,500)	(29,430)
Mohawk Industries, Inc.*	(700)	(37,310)
Pulte Group, Inc.*	(2,555)	(22,382)
Stanley Black & Decker, Inc.	(500)	(30,640)
Tempur-Pedic International, Inc.*	(1,000)	(31,000)
The Ryland Group, Inc.	(1,900)	(34,048)
Toll Brothers, Inc.*	(2,000)	(38,040)
Tupperware Brands Corp.	(700)	(32,032)
Universal Electronics, Inc.*	(1,600)	(33,360)

		(577,966)

Household Products (-0.2%)
Church & Dwight Co., Inc.	(500)	(32,470)
Clorox Co.	(600)	(40,056)
Colgate-Palmolive Co.	(700)	(53,802)
Energizer Holdings, Inc.*	(500)	(33,615)
Kimberly-Clark Corp.	(500)	(32,525)
The Procter & Gamble Co.	(2,000)	(119,940)

		(312,408)

Independent Power Producers & Energy Traders (-0.1%)
Calpine Corp.*	(2,300)	(28,635)
The AES Corp.*	(3,500)	(39,725)

		(68,360)

Industrial Conglomerates (-0.1%)
3M Co.	(400)	(34,684)
Carlisle Cos., Inc.	(900)	(26,955)
Textron, Inc.	(1,300)	(26,728)
Tyco International, Ltd.	(830)	(30,486)

		(118,853)

Insurance (-1.0%)
ACE, Ltd.	(800)	(46,600)
Alleghany Corp.*	(100)	(30,303)
American Equity Investment Life Holding Co.	(1,900)	(19,456)
American Financial Group, Inc.	(900)	(27,522)
American National Insurance Co.	(300)	(22,791)
Amtrust Financial Services, Inc.	(1,300)	(18,876)
AON Corp.	(800)	(31,288)
Arthur J. Gallagher & Co.	(1,000)	(26,370)
Brown & Brown, Inc.	(1,700)	(34,323)
Chubb Corp.	(700)	(39,893)
Cincinnati Financial Corp.	(1,200)	(34,620)
CNA Financial Corp.*	(1,000)	(27,990)
CNA Surety Corp.*	(1,600)	(28,672)

	Number of Shares	Value

SHORT STOCK POSITIONS
COMMON STOCKS

Insurance
CNO Financial Group, Inc.*	(5,400)	$(29,916)
Delphi Financial Group, Inc. Class A	(1,300)	(32,487)
Employers Holdings, Inc.	(1,800)	(28,386)
Erie Indemnity Co. Class A	(600)	(33,636)
FBL Financial Group, Inc. Class A	(1,000)	(25,980)
Fidelity National Financial, Inc. Class A	(2,300)	(36,133)
First American Financial Corp.	(342)	(5,109)
Hanover Insurance Group, Inc.	(800)	(37,600)
Harleysville Group, Inc.	(800)	(26,232)
Hartford Financial Services Group, Inc.	(1,500)	(34,425)
HCC Insurance Holdings, Inc.	(1,100)	(28,699)
Hilltop Holdings, Inc.*	(2,300)	(22,034)
Infinity Property & Casualty Corp.	(500)	(24,385)
Lincoln National Corp.	(1,100)	(26,312)
Loews Corp.	(900)	(34,110)
Markel Corp.*	(100)	(34,459)
Marsh & McLennan Cos., Inc.	(1,500)	(36,180)
Mercury General Corp.	(800)	(32,696)
MetLife, Inc.	(700)	(26,915)
Navigators Group, Inc.*	(600)	(26,778)
Old Republic International Corp.	(2,300)	(31,855)
Principal Financial Group, Inc.	(1,100)	(28,512)
ProAssurance Corp.*	(500)	(28,795)
Protective Life Corp.	(1,500)	(32,640)
Reinsurance Group of America, Inc.	(700)	(33,803)
RLI Corp.	(500)	(28,310)
Safety Insurance Group, Inc.	(600)	(25,212)
Selective Insurance Group, Inc.	(2,100)	(34,209)
StanCorp Financial Group, Inc.	(700)	(26,600)
The Allstate Corp.	(1,000)	(31,550)
The Progressive Corp.	(1,700)	(35,479)
Tower Group, Inc.	(1,200)	(28,020)
Transatlantic Holdings, Inc.	(600)	(30,492)
United Fire & Casualty Co.	(1,400)	(29,694)
W.R. Berkley Corp.	(1,200)	(32,484)
XL Group PLC	(1,300)	(28,158)

		(1,456,989)

Internet & Catalog Retail (-0.0%)
HSN, Inc.*	(1,100)	(32,890)
Liberty Media Corp. - Interactive Class A*	(2,300)	(31,533)

		(64,423)

Internet Software & Services (-0.2%)
Akamai Technologies, Inc.*	(600)	(30,108)
Digital River, Inc.*	(1,100)	(37,444)
eBay, Inc.*	(1,600)	(39,040)
Equinix, Inc.*	(300)	(30,705)
GSI Commerce, Inc.*	(1,200)	(29,640)
IAC/InterActiveCorp*	(1,400)	(36,778)
Monster Worldwide, Inc.*	(2,100)	(27,216)
SAVVIS, Inc.*	(1,600)	(33,728)
ValueClick, Inc.*	(2,300)	(30,084)
VeriSign, Inc.*	(900)	(28,566)
Yahoo!, Inc.*	(1,900)	(26,923)

		(350,232)

IT Services (-0.5%)
Automatic Data Processing, Inc.	(800)	(33,624)
Broadridge Financial Solutions, Inc.	(1,300)	(29,731)
CACI International, Inc. Class A*	(500)	(22,630)

	Number of Shares	Value

SHORT STOCK POSITIONS
COMMON STOCKS

IT Services
Cognizant Technology Solutions Corp. Class A*	(600)	$(38,682)
Convergys Corp.*	(2,600)	(27,170)
CoreLogic, Inc.	(1,442)	(27,629)
DST Systems, Inc.	(600)	(26,904)
Fiserv, Inc.*	(600)	(32,292)
Gartner, Inc.*	(1,000)	(29,440)
Global Payments, Inc.	(600)	(25,734)
ManTech International Corp. Class A*	(700)	(27,720)
Mastercard, Inc. Class A	(200)	(44,800)
Paychex, Inc.	(1,100)	(30,239)
SAIC, Inc.*	(1,700)	(27,166)
SRA International, Inc. Class A*	(1,600)	(31,552)
Syntel, Inc.	(700)	(31,150)
Teradata Corp.*	(700)	(26,992)
The Western Union Co.	(2,000)	(35,340)
TNS, Inc.*	(1,300)	(22,035)
Total System Services, Inc.	(1,900)	(28,956)
Unisys Corp.*	(900)	(25,110)
VeriFone Holdings, Inc.*	(1,300)	(40,391)
Wright Express Corp.*	(900)	(32,139)

		(697,426)

Leisure Equipment & Products (-0.1%)
Brunswick Corp.	(1,600)	(24,352)
Hasbro, Inc.	(700)	(31,157)
Polaris Industries, Inc.	(400)	(26,040)
Pool Corp.	(1,400)	(28,098)

		(109,647)

Life Sciences Tools & Services (-0.3%)
Bio-Rad Laboratories, Inc. Class A*	(300)	(27,153)
Charles River Laboratories International, Inc.*	(800)	(26,520)
Covance, Inc.*	(700)	(32,753)
Dionex Corp.*	(400)	(34,576)
Furiex Pharmaceuticals, Inc.*	(108)	(1,218)
Illumina, Inc.*	(800)	(39,360)
Life Technologies Corp.*	(700)	(32,683)
Mettler-Toledo International, Inc.*	(300)	(37,332)
Paraxel International Corp.*	(1,100)	(25,443)
PerkinElmer, Inc.	(1,300)	(30,082)
Pharmaceutical Product Development, Inc.	(900)	(22,311)
Techne Corp.	(400)	(24,692)
Thermo Fisher Scientific, Inc.*	(900)	(43,092)
Waters Corp.*	(400)	(28,312)

		(405,527)

Machinery (-1.1%)
Actuant Corp. Class A	(1,600)	(36,736)
AGCO Corp.*	(700)	(27,307)
Albany International Corp. Class A	(1,300)	(24,596)
American Railcar Industries, Inc.*	(2,100)	(32,928)
ArvinMeritor, Inc.*	(2,000)	(31,080)
Astec Industries, Inc.*	(1,100)	(31,383)
Barnes Group, Inc.	(1,700)	(29,903)
Briggs & Stratton Corp.	(1,400)	(26,614)
Bucyrus International, Inc.	(500)	(34,675)
Cascade Corp.	(700)	(22,260)
Chart Industries, Inc.*	(1,600)	(32,576)
CLARCOR, Inc.	(700)	(27,041)
Columbus McKinnon Corp.*	(2,200)	(36,498)
Crane Co.	(800)	(30,352)

	Number of Shares	Value

SHORT STOCK POSITIONS
COMMON STOCKS

Machinery
Cummins, Inc.	(300)	$(27,174)
Danaher Corp.	(700)	(28,427)
Deere & Co.	(600)	(41,868)
Donaldson Co., Inc.	(600)	(28,278)
Dover Corp.	(700)	(36,547)
Eaton Corp.	(400)	(32,996)
ESCO Technologies, Inc.	(900)	(29,934)
Federal Signal Corp.	(1,900)	(10,241)
Flowserve Corp.	(300)	(32,826)
FreightCar America, Inc.	(1,300)	(31,980)
Gardner Denver, Inc.	(500)	(26,840)
Greenbrier Cos., Inc.*	(2,600)	(40,534)
Harsco Corp.	(1,200)	(29,496)
IDEX Corp.	(1,000)	(35,510)
Illinois Tool Works, Inc.	(600)	(28,212)
Joy Global, Inc.	(400)	(28,128)
Kaydon Corp.	(900)	(31,140)
Kennametal, Inc.	(1,100)	(34,023)
Lincoln Electric Holdings, Inc.	(500)	(28,910)
Mueller Industries, Inc.	(1,200)	(31,788)
NACCO Industries, Inc. Class A	(300)	(26,217)
Nordson Corp.	(500)	(36,845)
Oshkosh Corp.*	(1,200)	(33,000)
PACCAR, Inc.	(700)	(33,705)
Parker Hannifin Corp.	(500)	(35,030)
Pentair, Inc.	(1,000)	(33,630)
Robbins & Myers, Inc.	(1,200)	(32,136)
Snap-on, Inc.	(700)	(32,557)
SPX Corp.	(600)	(37,968)
Tennant Co.	(800)	(24,720)
Terex Corp.*	(1,300)	(29,796)
The Middleby Corp.*	(400)	(25,356)
Trinity Industries, Inc.	(1,400)	(31,178)
Valmont Industries, Inc.	(400)	(28,960)
WABCO Holdings, Inc.*	(800)	(33,552)
Wabtec Corp.	(800)	(38,232)
Watts Water Technologies, Inc. Class A	(1,000)	(34,050)

		(1,585,733)

Marine (-0.0%)
Alexander & Baldwin, Inc.	(900)	(31,356)
Kirby Corp.*	(700)	(28,042)

		(59,398)

Media (-0.5%)
Cablevision Systems Corp. Group A	(1,300)	(34,047)
CBS Corp. Class B	(2,000)	(31,720)
Cinemark Holdings, Inc.	(1,900)	(30,590)
Discovery Communications, Inc. Class A*	(700)	(30,485)
DreamWorks Animation SKG, Inc. Class A*	(900)	(28,719)
E.W. Scripps Co. Class A*	(3,100)	(24,428)
Lamar Advertising Co. Class A*	(1,200)	(38,184)
Liberty Global, Inc. Class A*	(1,200)	(36,972)
Liberty Media Corp. - Capital Series A*	(500)	(26,030)
Liberty Media Corp. - Starz Series A*	(500)	(32,440)
Live Nation Entertainment, Inc.*	(3,400)	(33,592)
Meredith Corp.	(1,000)	(33,310)
Morningstar, Inc.*	(600)	(26,736)
News Corp. Class A	(1,400)	(18,284)
Omnicom Group, Inc.	(800)	(31,584)
Regal Entertainment Group Class A	(2,100)	(27,552)
Rentrak Corp.*	(1,100)	(27,797)

	Number of Shares	Value

SHORT STOCK POSITIONS
COMMON STOCKS

Media
Scripps Networks Interactive, Inc. Class A	(700)	$(33,306)
The Interpublic Group of Cos., Inc.*	(3,300)	(33,099)
The McGraw-Hill Cos., Inc.	(800)	(26,448)
The Walt Disney Co.	(800)	(26,488)
Valassis Communications, Inc.*	(700)	(23,723)
Viacom, Inc. Class B	(800)	(28,952)

		(684,486)

Metals & Mining (-0.5%)
Alcoa, Inc.	(2,300)	(27,853)
Allegheny Technologies, Inc.	(600)	(27,870)
Allied Nevada Gold Corp.*	(1,200)	(31,800)
AMCOL International Corp.	(1,000)	(26,190)
Carpenter Technology Corp.	(900)	(30,339)
Century Aluminum Co.*	(3,000)	(39,510)
Cliffs Natural Resources, Inc.	(600)	(38,352)
Coeur d’Alene Mines Corp.*	(1,900)	(37,848)
Commercial Metals Co.	(2,000)	(28,980)
Compass Minerals International, Inc.	(400)	(30,648)
Kaiser Aluminum Corp.	(800)	(34,232)
Newmont Mining Corp.	(700)	(43,967)
Nucor Corp.	(1,000)	(38,200)
Reliance Steel & Aluminum Co.	(800)	(33,224)
Royal Gold, Inc.	(700)	(34,888)
RTI International Metals, Inc.*	(1,200)	(36,744)
Schnitzer Steel Industries, Inc. Class A	(700)	(33,796)
Southern Copper Corp.	(800)	(28,096)
Steel Dynamics, Inc.	(1,800)	(25,398)
Stillwater Mining Co.*	(2,200)	(37,048)
Titanium Metals Corp.*	(1,300)	(25,948)
Walter Energy, Inc.	(400)	(32,516)
Worthington Industries, Inc.	(2,000)	(30,060)

		(753,507)

Multi-Utilities (-0.4%)
Alliant Energy Corp.	(1,000)	(36,350)
Ameren Corp.	(1,100)	(31,240)
Black Hills Corp.	(1,100)	(34,320)
CenterPoint Energy, Inc.	(1,700)	(26,724)
Consolidated Edison, Inc.	(800)	(38,576)
Dominion Resources, Inc.	(800)	(34,928)
NiSource, Inc.	(2,100)	(36,540)
NorthWestern Corp.	(1,000)	(28,500)
NSTAR	(700)	(27,545)
OGE Energy Corp.	(900)	(35,883)
PG&E Corp.	(800)	(36,336)
Public Service Enterprise Group, Inc.	(1,100)	(36,388)
SCANA Corp.	(700)	(28,224)
Sempra Energy	(800)	(43,040)
Vectren Corp.	(1,400)	(36,218)
Wisconsin Energy Corp.	(500)	(28,900)
Xcel Energy, Inc.	(1,500)	(34,455)

		(574,167)

Multiline Retail (-0.1%)
Dillard’s, Inc. Class A	(1,200)	(28,368)
Dollar Tree, Inc.*	(800)	(39,008)
J.C. Penney Co., Inc.	(200)	(5,436)
Kohl’s Corp.*	(600)	(31,608)
Macy’s, Inc.	(1,500)	(34,635)

	Number of Shares	Value

SHORT STOCK POSITIONS
COMMON STOCKS

Multiline Retail
Nordstrom, Inc.	(800)	$(29,760)

		(168,815)

Office Electronics (-0.0%)
Xerox Corp.	(2,933)	(30,357)
Zebra Technologies Corp. Class A*	(1,100)	(37,004)

		(67,361)

Oil, Gas & Consumable Fuels (-1.2%)
Alpha Natural Resources, Inc.*	(700)	(28,805)
Anadarko Petroleum Corp.	(800)	(45,640)
Apache Corp.	(500)	(48,880)
Arch Coal, Inc.	(1,300)	(34,723)
Atlas Energy, Inc.*	(1,300)	(37,232)
Berry Petroleum Co. Class A	(1,100)	(34,903)
Bill Barrett Corp.*	(1,000)	(36,000)
Brigham Exploration Co.*	(1,600)	(30,000)
Cabot Oil & Gas Corp.	(1,200)	(36,132)
Carrizo Oil & Gas, Inc.*	(1,200)	(28,728)
Chesapeake Energy Corp.	(1,300)	(29,445)
Cimarex Energy Co.	(400)	(26,472)
Clayton Williams Energy, Inc.*	(600)	(30,354)
Comstock Resources, Inc.*	(1,200)	(26,988)
Concho Resources, Inc.*	(500)	(33,085)
Consol Energy, Inc.	(800)	(29,568)
Contango Oil & Gas Co.*	(600)	(30,096)
Continental Resources, Inc.*	(600)	(27,816)
CVR Energy, Inc.*	(3,500)	(28,875)
Delek US Holdings, Inc.	(3,800)	(27,208)
Denbury Resources, Inc.*	(2,500)	(39,725)
Devon Energy Corp.	(700)	(45,318)
El Paso Corp.	(3,300)	(40,854)
EOG Resources, Inc.	(600)	(55,782)
EQT Corp.	(1,100)	(39,666)
EXCO Resources, Inc.	(1,500)	(22,305)
Forest Oil Corp.*	(1,100)	(32,670)
Frontier Oil Corp.	(2,300)	(30,820)
Holly Corp.	(1,300)	(37,375)
James River Coal Co.*	(1,800)	(31,554)
Massey Energy Co.	(900)	(27,918)
Murphy Oil Corp.	(500)	(30,960)
Newfield Exploration Co.*	(500)	(28,720)
Noble Energy, Inc.	(600)	(45,054)
Peabody Energy Corp.	(700)	(34,307)
Penn Virginia Corp.	(2,100)	(33,684)
Petrohawk Energy Corp.*	(2,000)	(32,280)
Pioneer Natural Resources Co.	(600)	(39,018)
Plains Exploration & Production Co.*	(1,100)	(29,337)
QEP Resources, Inc.	(800)	(24,112)
Quicksilver Resources, Inc.*	(2,600)	(32,760)
Range Resources Corp.	(1,100)	(41,943)
Rosetta Resources, Inc.*	(1,200)	(28,188)
SM Energy Co.	(700)	(26,222)
Southwestern Energy Co.*	(1,100)	(36,784)
Spectra Energy Corp.	(1,500)	(33,825)
Stone Energy Corp.*	(2,100)	(30,933)
Sunoco, Inc.	(800)	(29,200)
Swift Energy Co.*	(1,000)	(28,080)
Tesoro Corp.	(2,200)	(29,392)
The Williams Cos., Inc.	(1,400)	(26,754)
Valero Energy Corp.	(1,500)	(26,265)
Venoco, Inc.*	(1,600)	(31,408)

	Number of Shares	Value

SHORT STOCK POSITIONS
COMMON STOCKS

Oil, Gas & Consumable Fuels
World Fuel Services Corp.	(1,300)	$(33,813)

		(1,787,976)

Paper & Forest Products (-0.1%)
Buckeye Technologies, Inc.	(2,300)	(33,833)
Clearwater Paper Corp.*	(400)	(30,432)
Deltic Timber Corp.	(600)	(26,880)
Glatfelter	(1,300)	(15,808)
Louisiana-Pacific Corp.*	(3,400)	(25,738)
MeadWestvaco Corp.	(1,200)	(29,256)
Schweitzer-Mauduit International, Inc.	(400)	(23,324)
Wausau Paper Corp.*	(2,900)	(24,041)

		(209,312)

Personal Products (-0.1%)
Avon Products, Inc.	(1,000)	(32,110)
Elizabeth Arden, Inc.*	(1,700)	(33,983)
Nu Skin Enterprises, Inc. Class A	(900)	(25,920)

		(92,013)

Pharmaceuticals (-0.3%)
Allergan, Inc.	(600)	(39,918)
Bristol-Myers Squibb Co.	(1,300)	(35,243)
Forest Laboratories, Inc.*	(900)	(27,837)
Impax Laboratories, Inc.*	(1,500)	(29,700)
Johnson & Johnson	(1,100)	(68,156)
Merck & Co., Inc.	(2,600)	(95,706)
Par Pharmaceutical Cos., Inc.*	(1,200)	(34,896)
Perrigo Co.	(500)	(32,110)
Salix Pharmaceuticals, Ltd.*	(600)	(23,832)
Viropharma, Inc.*	(2,300)	(34,293)
Watson Pharmaceuticals, Inc.*	(700)	(29,617)

		(451,308)

Professional Services (-0.3%)
Administaff, Inc.	(1,300)	(35,009)
CBIZ, Inc.*	(4,000)	(23,720)
CoStar Group, Inc.*	(500)	(24,355)
Dolan Media Co.*	(2,500)	(28,425)
Dun & Bradstreet Corp.	(400)	(29,656)
Equifax, Inc.	(1,000)	(31,200)
Huron Consulting Group, Inc.*	(1,200)	(26,388)
IHS, Inc. Class A*	(500)	(34,000)
Korn/Ferry International*	(1,700)	(28,118)
Manpower, Inc.	(600)	(31,320)
Navigant Consulting, Inc.*	(2,000)	(23,260)
Resources Global Professionals, Inc.	(1,100)	(15,136)
Robert Half International, Inc.	(1,100)	(28,600)
The Corporate Executive Board Co.	(800)	(25,248)
Towers Watson & Co. Class A	(600)	(29,508)

		(413,943)

Real Estate Investment Trusts (-1.4%)
Alexander’s, Inc.	(100)	(31,578)
Alexandria Real Estate Equities, Inc.	(400)	(28,000)
AMB Property Corp.	(1,200)	(31,764)
Anworth Mortgage Asset Corp.	(3,200)	(22,816)
Apartment Investment & Management Co. Class A	(1,400)	(29,932)
AvalonBay Communities, Inc.	(300)	(31,179)
BioMed Realty Trust, Inc.	(1,800)	(32,256)

	Number of Shares	Value

SHORT STOCK POSITIONS
COMMON STOCKS

Real Estate Investment Trusts
Boston Properties, Inc.	(300)	$(24,936)
Brandywine Realty Trust	(2,700)	(33,075)
BRE Properties, Inc.	(900)	(37,350)
Capstead Mortgage Corp.	(2,100)	(22,827)
CBL & Associates Properties, Inc.	(2,200)	(28,732)
Colonial Properties Trust	(1,700)	(27,523)
CommonWealth REIT	(1,100)	(28,160)
Corporate Office Properties Trust	(900)	(33,579)
Cousins Properties, Inc.	(3,781)	(26,996)
Developers Diversified Realty Corp.	(2,600)	(29,172)
DiamondRock Hospitality Co.*	(3,404)	(32,304)
Digital Realty Trust, Inc.	(500)	(30,850)
Douglas Emmett, Inc.	(1,900)	(33,269)
Duke Realty Corp.	(2,300)	(26,657)
DuPont Fabros Technology, Inc.	(1,300)	(32,695)
EastGroup Properties, Inc.	(500)	(18,690)
Equity Lifestyle Properties, Inc.	(500)	(27,240)
Equity Residential	(700)	(33,299)
Essex Property Trust, Inc.	(300)	(32,832)
Extra Space Storage, Inc.	(2,300)	(36,892)
Federal Realty Investment Trust	(500)	(40,830)
HCP, Inc.	(1,000)	(35,980)
Healthcare Realty Trust, Inc.	(1,100)	(25,729)
Highwoods Properties, Inc.	(1,100)	(35,717)
Home Properties, Inc.	(600)	(31,740)
Hospitality Properties Trust	(1,400)	(31,262)
Host Hotels & Resorts, Inc.	(2,085)	(30,191)
Inland Real Estate Corp.	(3,600)	(29,916)
Kilroy Realty Corp.	(1,000)	(33,140)
Kimco Realty Corp.	(2,100)	(33,075)
LaSalle Hotel Properties	(1,400)	(32,746)
Liberty Property Trust	(1,100)	(35,090)
Mack-Cali Realty Corp.	(1,000)	(32,710)
Medical Properties Trust, Inc.	(3,000)	(30,420)
Mid-America Apartment Communities, Inc.	(500)	(29,140)
National Health Investors, Inc.	(700)	(30,842)
Nationwide Health Properties, Inc.	(800)	(30,936)
OMEGA Healthcare Investors, Inc.	(1,200)	(26,940)
Post Properties, Inc.	(1,300)	(36,296)
Potlatch Corp.	(700)	(23,800)
ProLogis	(2,200)	(25,916)
PS Business Parks, Inc.	(500)	(28,285)
Rayonier, Inc.	(600)	(30,072)
Redwood Trust, Inc.	(1,700)	(24,582)
Regency Centers Corp.	(900)	(35,523)
Senior Housing Properties Trust	(1,600)	(37,600)
Simon Property Group, Inc.	(297)	(27,544)
SL Green Realty Corp.	(600)	(37,998)
Sovran Self Storage, Inc.	(900)	(34,110)
Sunstone Hotel Investors, Inc.*	(2,700)	(24,489)
Tanger Factory Outlet Centers, Inc.	(800)	(37,712)
Taubman Centers, Inc.	(800)	(35,688)
The Macerich Co.	(837)	(35,949)
UDR, Inc.	(1,500)	(31,680)
Ventas, Inc.	(500)	(25,785)
Washington Real Estate Investment Trust	(1,100)	(34,903)
Weingarten Realty Investors	(1,600)	(34,912)
Weyerhaeuser Co.	(2,082)	(32,812)

		(2,016,663)

Real Estate Management & Development (-0.0%)
CB Richard Ellis Group, Inc. Class A*	(1,700)	(31,076)

	Number of Shares	Value

SHORT STOCK POSITIONS
COMMON STOCKS

Real Estate Management & Development
Forestar Group, Inc.*	(1,200)	$(20,460)

		(51,536)

Road & Rail (-0.3%)
Amerco Inc.*	(300)	(23,844)
Avis Budget Group, Inc.*	(2,300)	(26,795)
Con-way, Inc.	(900)	(27,891)
CSX Corp.	(500)	(27,660)
Genesee & Wyoming, Inc. Class A*	(700)	(30,373)
Heartland Express, Inc.	(1,700)	(25,279)
Hertz Global Holdings, Inc.*	(2,400)	(25,416)
J.B. Hunt Transport Services, Inc.	(1,000)	(34,700)
Kansas City Southern*	(900)	(33,669)
Landstar System, Inc.	(800)	(30,896)
Norfolk Southern Corp.	(600)	(35,706)
Old Dominion Freight Line, Inc.*	(1,350)	(34,317)
Ryder System, Inc.	(800)	(34,216)
Union Pacific Corp.	(400)	(32,720)
Werner Enterprises, Inc.	(1,500)	(30,735)

		(454,217)

Semiconductors & Semiconductor Equipment (-0.7%)
Advanced Micro Devices, Inc.*	(3,100)	(22,041)
Applied Materials, Inc.	(2,400)	(28,032)
Atheros Communications, Inc.*	(1,100)	(28,985)
ATMI, Inc.*	(1,300)	(19,318)
Broadcom Corp. Class A	(1,000)	(35,390)
Cabot Microelectronics Corp.*	(800)	(25,744)
Cirrus Logic, Inc.*	(1,300)	(23,192)
Cymer, Inc.*	(800)	(29,664)
Cypress Semiconductor Corp.*	(2,300)	(28,934)
Diodes, Inc.*	(1,800)	(30,762)
Fairchild Semiconductor International, Inc.*	(2,700)	(25,380)
FormFactor, Inc.*	(1,400)	(12,040)
Hittite Microwave Corp.*	(500)	(23,825)
Integrated Device Technology, Inc.*	(3,100)	(18,135)
International Rectifier Corp.*	(1,600)	(33,744)
Intersil Corp. Class A	(2,100)	(24,549)
KLA-Tencor Corp.	(1,000)	(35,230)
Lam Research Corp.*	(900)	(37,665)
Linear Technology Corp.	(800)	(24,584)
Maxim Integrated Products, Inc.	(1,600)	(29,616)
MEMC Electronic Materials, Inc.*	(2,700)	(32,184)
Micron Technology, Inc.*	(2,800)	(20,188)
Microsemi Corp.*	(1,500)	(25,725)
Monolithic Power Systems, Inc.*	(1,200)	(19,596)
Netlogic Microsystems, Inc.*	(800)	(22,064)
Novellus Systems, Inc.*	(1,300)	(34,554)
OmniVision Technologies, Inc.*	(1,200)	(27,648)
ON Semiconductor Corp.*	(3,700)	(26,677)
PMC-Sierra, Inc.*	(3,700)	(27,232)
Rambus, Inc.*	(1,700)	(35,428)
RF Micro Devices, Inc.*	(4,600)	(28,244)
Semtech Corp.*	(1,500)	(30,285)
Silicon Laboratories, Inc.*	(500)	(18,325)
Skyworks Solutions, Inc.*	(1,400)	(28,952)
Teradyne, Inc.*	(2,500)	(27,850)
Tessera Technologies, Inc.*	(1,400)	(25,900)
Texas Instruments, Inc.	(1,000)	(27,140)
TriQuint Semiconductor, Inc.*	(3,000)	(28,800)
Varian Semiconductor Equipment Associates, Inc.*	(900)	(25,902)

	Number of Shares	Value

SHORT STOCK POSITIONS
COMMON STOCKS

Semiconductors & Semiconductor Equipment
Xilinx, Inc.	(1,200)	$(31,932)

		(1,081,456)

Software (-0.7%)
ACI Worldwide, Inc.*	(1,400)	(31,346)
Adobe Systems, Inc.*	(900)	(23,535)
ANSYS, Inc.*	(700)	(29,575)
Ariba, Inc.*	(2,000)	(37,800)
Autodesk, Inc.*	(900)	(28,773)
BMC Software, Inc.*	(700)	(28,336)
CA, Inc.	(1,300)	(27,456)
Cadence Design Systems, Inc.*	(4,200)	(32,046)
Citrix Systems, Inc.*	(500)	(34,120)
Compuware Corp.*	(3,900)	(33,267)
Concur Technologies, Inc.*	(500)	(24,720)
Electronic Arts, Inc.*	(1,700)	(27,931)
FactSet Research Systems, Inc.	(400)	(32,452)
Fair Isaac Corp.	(1,200)	(29,592)
Informatica Corp.*	(900)	(34,569)
Intuit, Inc.*	(500)	(21,905)
Jack Henry & Associates, Inc.	(1,100)	(28,050)
JDA Software Group, Inc.*	(1,000)	(25,360)
Mentor Graphics Corp.*	(2,700)	(28,539)
MICROS Systems, Inc.*	(800)	(33,864)
MicroStrategy, Inc. Class A*	(300)	(25,983)
Netscout Systems, Inc.*	(1,100)	(22,561)
Nuance Communications, Inc.*	(1,700)	(26,588)
Parametric Technology Corp.*	(1,800)	(35,172)
Pegasystems, Inc.	(500)	(15,525)
Progress Software Corp.*	(800)	(26,480)
Red Hat, Inc.*	(900)	(36,900)
Rovi Corp.*	(700)	(35,287)
Salesforce.com, Inc.*	(400)	(44,720)
Solera Holdings, Inc.	(700)	(30,912)
Symantec Corp.*	(1,800)	(27,306)
Synopsys, Inc.*	(1,500)	(37,155)
Taleo Corp. Class A*	(1,000)	(28,990)
TIBCO Software, Inc.*	(2,000)	(35,480)
Ultimate Software Group, Inc.*	(700)	(27,048)

		(1,049,343)

Specialty Retail (-0.8%)
Abercrombie & Fitch Co. Class A	(800)	(31,456)
American Eagle Outfitters, Inc.	(1,900)	(28,424)
Asbury Automotive Group, Inc.*	(1,700)	(23,919)
AutoZone, Inc.*	(200)	(45,782)
Bebe Stores, Inc.	(3,400)	(24,514)
Bed Bath & Beyond, Inc.*	(800)	(34,728)
Best Buy Co., Inc.	(700)	(28,581)
CarMax, Inc.*	(1,400)	(39,004)
Chico’s FAS, Inc.	(2,200)	(23,144)
Collective Brands, Inc.*	(1,300)	(20,982)
Dick’s Sporting Goods, Inc.*	(1,000)	(28,040)
Foot Locker, Inc.	(2,200)	(31,966)
Guess?, Inc.	(800)	(32,504)
hhgregg, Inc.*	(1,100)	(27,236)
Hibbett Sports, Inc.*	(1,300)	(32,435)
Home Depot, Inc.	(900)	(28,512)
Jo-Ann Stores, Inc.*	(800)	(35,640)
JOS. A. Bank Clothiers, Inc.*	(900)	(38,349)
Lowe’s Cos., Inc.	(2,800)	(62,412)
Monro Muffler, Inc.	(600)	(27,666)

	Number of Shares	Value

SHORT STOCK POSITIONS
COMMON STOCKS

Specialty Retail
O’Reilly Automotive, Inc.*	(700)	$(37,240)
OfficeMax, Inc.*	(2,600)	(34,034)
PetSmart, Inc.	(1,000)	(35,000)
Sally Beauty Holdings, Inc.*	(3,200)	(35,840)
Staples, Inc.	(1,400)	(29,288)
The Children’s Place Retail Stores, Inc.*	(800)	(39,016)
The Gap, Inc.	(1,800)	(33,552)
The Gymboree Corp.*	(500)	(20,770)
The Men’s Wearhouse, Inc.	(1,400)	(33,306)
Tiffany & Co.	(700)	(32,893)
TJX Cos., Inc.	(700)	(31,241)
Tractor Supply Co.	(700)	(27,762)
Ulta Salon Cosmetics & Fragrance, Inc.*	(1,100)	(32,120)
Urban Outfitters, Inc.*	(900)	(28,296)

		(1,095,652)

Textiles, Apparel & Luxury Goods (-0.3%)
Carter’s, Inc.*	(1,200)	(31,596)
Coach, Inc.	(400)	(17,184)
Columbia Sportswear Co.	(500)	(29,220)
CROCS, Inc.*	(2,000)	(26,020)
Deckers Outdoor Corp.*	(600)	(29,976)
Fossil, Inc.*	(600)	(32,274)
Hanesbrands, Inc.*	(1,200)	(31,032)
Iconix Brand Group, Inc.*	(2,000)	(35,000)
Jones Apparel Group, Inc.	(1,600)	(31,424)
NIKE, Inc. Class B	(500)	(40,070)
Phillips-Van Heusen Corp.	(600)	(36,096)
Polo Ralph Lauren Corp.	(400)	(35,944)
Steven Madden, Ltd.*	(750)	(30,795)
The Warnaco Group, Inc.*	(500)	(25,565)
True Religion Apparel, Inc.*	(900)	(19,206)
Wolverine World Wide, Inc.	(1,200)	(34,812)

		(486,214)

Thrifts & Mortgage Finance (-0.2%)
Astoria Financial Corp.	(2,100)	(28,623)
First Niagara Financial Group, Inc.	(2,500)	(29,125)
Hudson City Bancorp, Inc.	(2,300)	(28,198)
New York Community Bancorp, Inc.	(1,500)	(24,375)
People’s United Financial, Inc.	(2,000)	(26,180)
Provident Financial Services, Inc.	(2,300)	(28,428)
Radian Group, Inc.	(3,400)	(26,588)
Washington Federal, Inc.	(1,700)	(25,942)

		(217,459)

Tobacco (-0.1%)
Lorillard, Inc.	(400)	(32,124)
Philip Morris International, Inc.	(1,600)	(89,632)
Reynolds American, Inc.	(600)	(35,634)
Universal Corp.	(800)	(32,072)

		(189,462)

Trading Companies & Distributors (-0.2%)
Applied Industrial Technologies, Inc.	(1,200)	(36,720)
Beacon Roofing Supply, Inc.*	(1,000)	(14,570)
Fastenal Co.	(500)	(26,595)
GATX Corp.	(1,100)	(32,252)
Kaman Corp.	(800)	(20,968)
MSC Industrial Direct Co., Inc. Class A	(500)	(27,020)

	Number of Shares	Value

SHORT STOCK POSITIONS
COMMON STOCKS

Trading Companies & Distributors
RSC Holdings, Inc.*	(3,900)	$(29,094)
TAL International Group, Inc.	(1,100)	(26,642)
United Rentals, Inc.*	(2,400)	(35,616)
WESCO International, Inc.*	(700)	(27,503)
WW Grainger, Inc.	(300)	(35,733)

		(312,713)

Water Utilities (-0.1%)
American States Water Co.	(600)	(21,468)
American Water Works Co., Inc.	(1,600)	(37,232)
Aqua America, Inc.	(1,300)	(26,520)
California Water Service Group	(500)	(18,475)

		(103,695)

Wireless Telecommunication Services (-0.2%)
American Tower Corp. Class A*	(700)	(35,882)
Crown Castle International Corp.*	(800)	(35,320)
MetroPCS Communications, Inc.*	(3,700)	(38,702)
NII Holdings, Inc.*	(700)	(28,770)
SBA Communications Corp. Class A*	(900)	(36,270)
Syniverse Holdings, Inc.*	(1,100)	(24,937)
United States Cellular Corp.*	(600)	(27,582)

		(227,463)

TOTAL COMMON STOCKS (Proceeds $31,504,981)		(34,788,578)

TOTAL SECURITIES SOLD SHORT (Proceeds $31,504,981)		(34,788,578)

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

Security Valuation — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  In accordance with GAAP, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$176,831,522	$—	$—	$176,831,522
Short-Term Investments	29,440,819	3,202,000	—	32,642,819
Securities Sold Short
Common Stocks	(34,788,578)	—	—	(34,788,578)
Other Financial Instruments*	—	—	—	—
	$171,483,763	$3,202,000	$—	$174,685,763

*Other financial instruments include futures, forwards and swap contracts.

Effective January 1, 2010, the Portfolio adopted FASB amendments to authoritative guidance which requires the Portfolio to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers.  For the quarter ended September 30, 2010, there were no significant transfers in and out of Level 1 and Level 2.

Federal Income Tax Cost - At September 30, 2010, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $202,173,935, $13,269,957, $(5,969,551), and $7,300,406 respectively.

At September 30, 2010, the identified proceeds for federal income tax purposes, as well as the gross unrealized appreciation from securities sold short for those securities having an excess of proceeds over value, gross unrealized depreciation from investments for those securities having an excess of value over proceeds and the net unrealized depreciation from securities sold short were $(31,504,981), $884,686, $(4,168,283) and $(3,283,597), respectively.

Other information regarding the Portfolio is available in the most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Trust - International Equity Flex III Portfolio

Schedule of Investments

September 30, 2010 (unaudited)

	Number of Shares	Value

LONG STOCK POSITIONS (127.8%)
COMMON STOCKS (126.9%)

Asia (3.2%)
Diversified Financial Services (3.2%)
iShares MSCI Pacific ex-Japan Index Fund§	89,403	$3,960,553

TOTAL ASIA		3,960,553

Australia (6.4%)
Air Freight & Logistics (0.0%)
Toll Holdings, Ltd.§	5,727	36,632

Airlines (0.0%)
Qantas Airways, Ltd.*	9,568	25,861

Beverages (0.1%)
Coca-Cola Amatil, Ltd.§	4,837	56,195
Foster’s Group, Ltd.§	16,635	98,595

		154,790

Biotechnology (0.1%)
CSL, Ltd.	4,854	155,554

Capital Markets (0.1%)
Macquarie Group, Ltd.	2,868	100,811

Chemicals (0.1%)
DuluxGroup Ltd.*	3,103	8,202
Incitec Pivot, Ltd.	13,901	48,475
Nufarm, Ltd.	1,630	5,705
Orica, Ltd.	3,103	77,552

		139,934

Commercial Banks (1.8%)
Australia & New Zealand Banking Group, Ltd.	21,593	495,381
Bendigo and Adelaide Bank, Ltd.	3,018	26,733
Commonwealth Bank of Australia	13,226	655,749
National Australia Bank, Ltd.§	18,065	443,428
Westpac Banking Corp.	25,365	571,663

		2,192,954

Commercial Services & Supplies (0.1%)
Brambles, Ltd.	12,173	74,070

Construction & Engineering (0.1%)
Leighton Holdings, Ltd.	1,285	41,197

Construction Materials (0.0%)
Boral, Ltd.	5,132	22,941

Containers & Packaging (0.1%)
Amcor, Ltd.	10,524	66,447

Diversified Financial Services (0.3%)
ASX, Ltd.	1,484	46,887
iShares MSCI Australia Index Fund	13,968	331,600

		378,487

Diversified Telecommunication Services (0.1%)
Telstra Corp., Ltd.	37,543	95,394

Electric Utilities (0.0%)
SP AusNet	11,478	9,589

Energy Equipment & Services (0.0%)
WorleyParsons, Ltd.	1,426	30,803

Food & Staples Retailing (0.5%)
Metcash, Ltd.	6,596	27,938
Wesfarmers, Ltd.	8,665	276,268
Wesfarmers, Ltd.	1,309	42,015

	Number of Shares	Value

LONG STOCK POSITIONS
COMMON STOCKS

Australia
Food & Staples Retailing
Woolworths, Ltd.	10,684	$298,290

		644,511

Food Products (0.0%)
Goodman Fielder, Ltd.§	11,304	14,336

Health Care Equipment & Supplies (0.0%)
Cochlear, Ltd.§	485	33,006

Health Care Providers & Services (0.0%)
Sonic Healthcare, Ltd.	3,181	33,886

Hotels, Restaurants & Leisure (0.1%)
Aristocrat Leisure, Ltd.§	3,448	11,807
Crown, Ltd.	4,340	35,282
TABCORP Holdings, Ltd.	5,239	35,585
Tatts Group, Ltd.	10,447	24,228

		106,902

Industrial Conglomerates (0.0%)
CSR, Ltd.	12,406	21,628

Insurance (0.4%)
AMP, Ltd.	17,660	87,398
AXA Asia Pacific Holdings, Ltd.	8,909	44,335
Insurance Australia Group, Ltd.	17,922	63,208
QBE Insurance Group, Ltd.§	8,831	147,742
Suncorp-Metway, Ltd.	10,956	95,614

		438,297

IT Services (0.0%)
Computershare, Ltd.	3,832	36,270

Media (0.0%)
Fairfax Media, Ltd.§	18,247	25,978

Metals & Mining (1.5%)
Alumina, Ltd.	21,036	37,012
BHP Billiton, Ltd.§	28,931	1,104,716
BlueScope Steel, Ltd.	15,718	33,621
Fortescue Metals Group, Ltd.*	10,669	53,939
Newcrest Mining, Ltd.	4,169	159,837
OneSteel, Ltd.	11,451	32,571
OZ Minerals, Ltd.	26,908	37,865
Rio Tinto, Ltd.§	3,756	279,611
Sims Metal Management, Ltd.	1,389	23,728

		1,762,900

Multi-Utilities (0.1%)
AGL Energy, Ltd.§	3,869	60,570

Multiline Retail (0.0%)
Harvey Norman Holdings, Ltd.§	4,704	17,226

Oil, Gas & Consumable Fuels (0.4%)
Caltex Australia, Ltd.	1,163	13,562
Dart Energy Ltd.*§	2,525	2,885
Energy Resources of Australia, Ltd.§	575	7,414
Origin Energy, Ltd.	7,570	116,408
Paladin Energy, Ltd.*	5,564	19,393
Santos, Ltd.	7,170	89,014
Woodside Petroleum, Ltd.	4,689	199,253

		447,929

Real Estate Investment Trusts (0.4%)
CFS Retail Property Trust	14,987	27,547
Dexus Property Group	41,087	34,050

	Number of Shares	Value

LONG STOCK POSITIONS
COMMON STOCKS

Australia
Real Estate Investment Trusts
Goodman Group	52,342	$32,761
GPT Group	15,995	45,640
Mirvac Group§	23,177	29,848
Stockland	20,543	76,503
Westfield Group	17,905	212,837

		459,186

Real Estate Management & Development (0.0%)
Lend Lease Corp., Ltd.	5,378	39,695

Road & Rail (0.0%)
Asciano Group*	23,963	38,270

Textiles, Apparel & Luxury Goods (0.0%)
Billabong International, Ltd.§	1,743	13,488

Transportation Infrastructure (0.1%)
Macquarie Airports	6,208	17,585
Macquarie Atlas Roads Group*§	4,636	7,019
Macquarie Infrastructure Group	19,497	28,249
Transurban Group§	10,009	48,290

		101,143

TOTAL AUSTRALIA		7,820,685

Austria (0.7%)
Air Freight & Logistics (0.2%)
Oesterreichische Post AG	9,402	282,274

Construction & Engineering (0.2%)
Strabag SE BR	9,658	229,389

Metals & Mining (0.3%)
Voestalpine AG	10,113	373,381

Real Estate Management & Development (0.0%)
Immofinanz Anspt Nachb*^§	2,201	0

TOTAL AUSTRIA		885,044

Belgium (1.7%)
Beverages (0.5%)
Anheuser-Busch InBev NV	11,524	679,380

Diversified Telecommunication Services (0.5%)
Belgacom SA§	14,596	570,715

Electrical Equipment (0.5%)
Bekaert SA§	2,292	607,267

Food & Staples Retailing (0.1%)
Delhaize Group SA	2,398	174,492

Insurance (0.1%)
Fortis	23,721	68,111

TOTAL BELGIUM		2,099,965

Bermuda (0.2%)
Insurance (0.2%)
Catlin Group, Ltd.	42,468	227,825

TOTAL BERMUDA		227,825

Denmark (2.1%)
Beverages (0.4%)
Carlsberg AS Class B§	4,170	434,520

	Number of Shares	Value

LONG STOCK POSITIONS
COMMON STOCKS

Denmark
Construction & Engineering (0.3%)
FLSmidth & Co. AS§	4,409	$321,330

Food Products (0.2%)
Danisco AS	2,785	248,195

Health Care Equipment & Supplies (0.2%)
Coloplast AS Class B§	2,491	297,904

Marine (0.4%)
A P Moller - Maersk AS Class A	12	97,405
A P Moller - Maersk AS Class B	51	425,245

		522,650

Pharmaceuticals (0.6%)
H Lundbeck AS§	7,989	141,040
Novo Nordisk AS Class B	5,580	553,005

		694,045

TOTAL DENMARK		2,518,644

Finland (4.0%)
Communications Equipment (0.3%)
Nokia Oyj	37,528	377,544

Construction & Engineering (0.0%)
YIT Oyj	1,638	38,947

Electric Utilities (0.6%)
Fortum Oyj	25,333	664,447

Food & Staples Retailing (0.4%)
Kesko Oyj B Shares	10,074	474,413

Insurance (0.5%)
Sampo Oyj A Shares	24,185	654,397

Machinery (1.0%)
Kone Oyj Class B	6,523	337,997
Konecranes Oyj	3,731	139,867
Metso Oyj	14,100	648,296
Wartsila Oyj	2,030	132,856

		1,259,016

Paper & Forest Products (0.7%)
Stora Enso Oyj R Shares§	23,266	231,046
UPM-Kymmene Oyj	36,339	624,286

		855,332

Pharmaceuticals (0.5%)
Orion Oyj Class B§	26,737	535,626

TOTAL FINLAND		4,859,722

France (14.1%)
Aerospace & Defense (0.2%)
Safran SA	4,325	121,732
Zodiac Aerospace	1,395	88,424

		210,156

Auto Components (0.3%)
Compagnie Generale des Etablissements Michelin Class B§	2,347	179,227
Valeo SA*	4,105	190,763

		369,990

Automobiles (0.6%)
PSA Peugeot Citroen*	10,749	363,067

	Number of Shares	Value

LONG STOCK POSITIONS
COMMON STOCKS

France
Automobiles
Renault SA*	7,255	$374,462

		737,529

Building Products (0.6%)
Cie de Saint-Gobain	16,085	719,806

Chemicals (0.1%)
Arkema SA	2,648	135,503

Commercial Banks (2.1%)
BNP Paribas	18,212	1,301,673
Credit Agricole SA	28,243	443,057
Natixis*	59,165	339,538
Societe Generale	8,184	473,900

		2,558,168

Construction & Engineering (1.1%)
Bouygues SA	14,272	615,767
Vinci SA	16,027	806,774

		1,422,541

Diversified Financial Services (0.2%)
Eurazeo	4,450	299,485

Diversified Telecommunication Services (0.8%)
France Telecom SA	44,327	960,092

Electrical Equipment (0.8%)
Legrand SA	7,180	243,294
Nexans SA	598	43,620
Schneider Electric SA	6,063	771,358

		1,058,272

Energy Equipment & Services (0.1%)
Technip SA	1,821	146,946

Industrial Conglomerates (0.5%)
Wendel	8,749	581,392

Insurance (1.6%)
AXA SA	48,309	848,135
CNP Assurances	27,608	513,475
SCOR SE	23,406	560,780

		1,922,390

IT Services (0.3%)
Atos Origin SA*	6,784	307,230
Cap Gemini SA	503	25,290

		332,520

Machinery (0.3%)
Vallourec SA	3,640	362,522

Media (0.8%)
PagesJaunes Groupe§	5,403	56,754
Vivendi SA	34,551	948,338

		1,005,092

Multi-Utilities (0.5%)
GDF Suez	17,017	611,548

Office Electronics (0.0%)
Neopost SA§	282	21,034

Oil, Gas & Consumable Fuels (1.5%)
Total SA	35,264	1,824,728

	Number of Shares	Value

LONG STOCK POSITIONS
COMMON STOCKS

France
Pharmaceuticals (1.1%)
Sanofi-Aventis SA	20,018	$1,334,420

Real Estate Investment Trusts (0.5%)
Fonciere Des Regions	5,534	591,842
Mercialys SA	1	39

		591,881

Textiles, Apparel & Luxury Goods (0.1%)
Christian Dior SA	962	126,073

TOTAL FRANCE		17,332,088

Germany (10.6%)
Automobiles (1.4%)
Bayerische Motoren Werke AG	12,710	892,809
Daimler AG*	10,747	681,110
Volkswagen AG§	1,519	167,623

		1,741,542

Capital Markets (0.0%)
Deutsche Bank AG	790	43,310

Chemicals (0.5%)
BASF SE	9,130	576,536

Computers & Peripherals (0.2%)
Wincor Nixdorf AG	3,762	245,786

Construction & Engineering (0.3%)
Bilfinger Berger AG	4,097	282,718
Hochtief AG	1,307	113,327

		396,045

Diversified Telecommunication Services (0.8%)
Deutsche Telekom AG	67,383	923,280

Electric Utilities (0.9%)
E.ON AG	37,819	1,116,931

Food Products (0.4%)
Suedzucker AG	23,502	526,013

Health Care Equipment & Supplies (0.4%)
Fresenius SE	6,017	481,841

Hotels, Restaurants & Leisure (0.4%)
TUI AG*§	35,097	429,042

Household Products (0.1%)
Henkel AG & Co. KGaA	1,754	79,470

Industrial Conglomerates (1.0%)
Siemens AG	12,166	1,285,201

Insurance (2.0%)
Allianz SE	9,610	1,087,265
Hannover Rueckversicherung AG	10,936	503,810
Muenchener Rueckversicherungs AG	5,824	807,672

		2,398,747

Life Sciences Tools & Services (0.1%)
Gerresheimer AG*	2,115	84,685

Machinery (0.1%)
GEA Group AG	2,468	61,755

Metals & Mining (0.4%)
Aurubis AG	11,011	525,027

Multi-Utilities (0.3%)
RWE AG	5,801	392,332

	Number of Shares	Value

LONG STOCK POSITIONS
COMMON STOCKS

Germany
Pharmaceuticals (1.2%)
Bayer AG	15,683	$1,094,670
Merck KGaA	4,718	396,752
Stada Arzneimittel AG	922	26,492

		1,517,914

Software (0.1%)
SAP AG	3,591	177,860

TOTAL GERMANY		13,003,317

Greece (0.3%)
Commercial Banks (0.1%)
Bank of Greece	788	32,007
EFG Eurobank Ergasias SA*	3,231	19,310
National Bank of Greece SA*	4,701	45,957

		97,274

Electric Utilities (0.1%)
Public Power Corp. SA	7,529	117,190

Hotels, Restaurants & Leisure (0.1%)
OPAP SA	12,501	197,444

TOTAL GREECE		411,908

Hong Kong (2.0%)
Diversified Financial Services (2.0%)
iShares MSCI Hong Kong Index Fund§	133,378	2,419,477

TOTAL HONG KONG		2,419,477

Israel (0.6%)
Chemicals (0.0%)
Israel Chemicals, Ltd.	1,555	21,884

Commercial Banks (0.1%)
Bank Hapoalim BM*	12,051	55,383
Bank Leumi Le-Israel BM*	7,305	34,130

		89,513

Diversified Telecommunication Services (0.0%)
Bezeq Israeli Telecommunication Corp., Ltd.	21,142	52,681

Pharmaceuticals (0.5%)
Teva Pharmaceutical Industries, Ltd. ADR	11,700	617,175

TOTAL ISRAEL		781,253

Italy (2.8%)
Automobiles (0.4%)
Fiat SpA	31,820	493,379

Commercial Banks (0.0%)
UniCredit SpA	19,551	50,140

Construction Materials (0.2%)
Italcementi SpA§	33,621	298,546

Diversified Telecommunication Services (0.2%)
Telecom Italia SpA	220,652	309,546

Electric Utilities (0.8%)
Enel SpA	173,213	927,266

Electrical Equipment (0.0%)
Prysmian SpA	2,420	44,358

Media (0.2%)
Mediaset SpA§	27,467	195,422

	Number of Shares	Value

LONG STOCK POSITIONS
COMMON STOCKS

Italy
Oil, Gas & Consumable Fuels (1.0%)
ENI SpA	54,485	$1,178,961

TOTAL ITALY		3,497,618

Japan (26.2%)
Air Freight & Logistics (0.0%)
VANTEC Corp.	15	22,651

Auto Components (0.8%)
Aisan Industry Co., Ltd.	10,057	76,115
Aisin Seiki Co., Ltd.§	2,789	87,217
Alpha Corp.	1,500	14,572
Bridgestone Corp.	6,400	116,611
Denso Corp.	4,722	140,180
Kanto Auto Works Ltd.§	8,156	54,129
Kasai Kogyo Co., Ltd.	2,000	9,534
Koito Manufacturing Co., Ltd.	1,000	15,322
NHK Spring Co., Ltd.	8,000	66,240
Nihon Tokushu Toryo Co., Ltd.	2,100	8,770
OSAKA Titanium Technologies Co., Ltd.§	2,100	20,527
Pacific Industrial Co., Ltd.	5,200	22,535
Sanden Corp.§	6,000	24,654
Sanoh Industrial Co., Ltd.	1,035	8,195
Shiroki Corp.	2,000	5,332
The Yokohama Rubber Co., Ltd	24,809	124,455
Tokai Rika Co., Ltd.§	1,200	20,314
Tokai Rubber Industries, Inc.	1,300	14,115
Topre Corp.	6,633	49,365
Toyo Tire & Rubber Co., Ltd.§	4,725	9,858
Toyota Industries Corp.	1,200	32,104
Unipres Corp.§	3,924	64,916
Yorozu Corp.§	456	7,618

		992,678

Automobiles (1.8%)
Fuji Heavy Industries, Ltd.§	8,103	51,765
Honda Motor Co., Ltd.	16,692	593,543
Isuzu Motors, Ltd.	6,921	26,757
Nissan Motor Co., Ltd.	35,600	311,540
Suzuki Motor Corp.§	4,731	99,647
Toyota Motor Corp.	31,445	1,126,201
Yamaha Motor Co., Ltd.*§	461	6,934

		2,216,387

Beverages (0.2%)
Kirin Holdings Co., Ltd.	10,823	153,964
Mikuni Coca-Cola Bottling Co., Ltd.	8,089	70,658
Oenon Holdings, Inc.§	8,000	17,707
Takara Holdings, Inc.	10,000	56,316

		298,645

Building Products (0.2%)
Aica Kogyo Co., Ltd.	1,168	13,337
Asahi Glass Co., Ltd.	13,000	132,487
Bunka Shutter Co., Ltd.§	5,174	13,446
Daikin Industries, Ltd.§	1,054	39,635
Komatsu Wall Industry Co., Ltd.	1,200	10,878
Nippon Sheet Glass Co., Ltd.	30,626	66,817
Nitto Boseki Co., Ltd.	8,000	18,222
Toli Corp.	7,000	11,237

		306,059

	Number of Shares	Value

LONG STOCK POSITIONS
COMMON STOCKS

Japan
Capital Markets (0.4%)
Daiwa Securities Group, Inc.	35,981	$145,161
Mizuho Securities Co., Ltd.§	59,000	134,846
Nomura Holdings, Inc.§	16,457	79,117
Risa Partners, Inc.	83	37,101
Tokai Tokyo Financial Holdings, Inc.	40,573	133,714

		529,939

Chemicals (1.6%)
Achilles Corp.	3,912	5,440
ADEKA Corp.	1,600	16,240
Air Water, Inc.	7,000	83,137
Arakawa Chemical Industries Ltd.	3,100	36,816
Asahi Kasei Corp.§	23,996	132,353
Chugoku Marine Paints, Ltd.§	7,759	55,490
Daicel Chemical Industries, Ltd.	9,000	60,607
Daiso Co., Ltd.	8,000	22,622
Denki Kagaku Kogyo K K	5,000	21,528
DIC Corp.	9,000	15,877
Ebara-Udylite Co., Ltd.	800	14,803
Fujikura Kasei Co., Ltd.	6,657	41,445
Hitachi Chemical Co., Ltd.	1,200	22,416
Ihara Chemical Industry Co., Ltd.	3,000	8,943
JSP Corp.	625	7,087
JSR Corp.	2,300	39,213
Kaneka Corp.	11,000	66,118
Konishi Co., Ltd.	1,700	20,547
Mitsubishi Chemical Holdings Corp.	22,047	112,017
Mitsubishi Gas Chemical Co., Inc.	5,124	29,784
Mitsui Chemicals, Inc.§	17,000	45,868
Nihon Parkerizing Co., Ltd.§	2,000	26,074
Nippon Kayaku Co., Ltd.	2,000	19,506
Nippon Soda Co., Ltd.	24,554	100,688
Nippon Valqua Industries Ltd.	10,000	28,917
Nissan Chemical Industries Ltd.	6,000	67,782
Nitto Denko Corp.§	600	23,492
Okura Industrial Co., Ltd.*	3,666	9,843
Sakata INX Corp.	8,000	35,925
Sanyo Chemical Industries, Ltd.	3,643	28,449
Shikoku Chemicals Corp.	3,393	19,961
Shin-Etsu Chemical Co., Ltd.§	6,500	316,954
Showa Denko KK	10,000	19,193
Sumitomo Bakelite Co., Ltd.§	9,466	47,784
Sumitomo Chemical Co., Ltd.	27,184	119,251
Sumitomo Seika Chemicals Co., Ltd.§	10,000	40,732
Taiyo Nippon Sanso Corp.§	4,000	34,043
Takasago International Corp.	2,000	9,605
Toagosei Co., Ltd.	13,000	54,965
Tosoh Corp.§	16,261	43,876
Toyo Ink Manufacturing Co., Ltd.§	6,000	23,567
Ube Industries, Ltd.	20,000	44,337

		1,973,295

Commercial Banks (2.7%)
Aozora Bank, Ltd.	15,000	22,091
Fukuoka Financial Group, Inc.§	18,000	72,062
Hokuhoku Financial Group, Inc.§	59,193	108,555
Kiyo Holdings, Inc.	41,649	58,365
Mitsubishi UFJ Financial Group, Inc.§	172,031	798,149
Mizuho Financial Group, Inc.§	333,354	483,204
Resona Holdings, Inc.	8,003	71,817
Senshu Ikeda Holdings, Inc.§	5,000	7,511
Seven Bank, Ltd.§	5	8,959

	Number of Shares	Value

LONG STOCK POSITIONS
COMMON STOCKS

Japan
Commercial Banks
Shinsei Bank, Ltd.*	19,000	$13,443
Sumitomo Mitsui Financial Group, Inc.§	18,496	538,621
The Bank of Saga, Ltd.	13,000	37,533
The Bank of Yokohama, Ltd.§	19,000	88,722
The Chiba Bank, Ltd.§	9,992	58,300
The Chiba Kogyo Bank, Ltd.*	4,663	27,742
The Daishi Bank, Ltd.	28,039	94,316
The Ehime Bank, Ltd.	7,000	18,599
The Eighteenth Bank, Ltd.	12,666	34,898
The Gunma Bank, Ltd.	11,992	62,757
The Higashi-Nippon Bank, Ltd.	16,000	29,710
The Hiroshima Bank, Ltd	20,885	85,136
The Hokuetsu Bank, Ltd.§	19,000	34,104
The Hyakugo Bank, Ltd.	10,000	43,011
The Hyakujushi Bank, Ltd.§	18,000	68,319
The Joyo Bank, Ltd.§	10,000	43,564
The Keiyo Bank, Ltd.§	20,968	104,023
The Mie Bank, Ltd.	13,211	36,850
The Nishi-Nippon City Bank, Ltd.	21,997	62,877
The Shizuoka Bank, Ltd.§	13,000	111,943
The Sumitomo Trust & Banking Co., Ltd.§	4,720	23,634
The Tohoku Bank, Ltd.	6,418	10,685
The Tokyo Tomin Bank, Ltd.	554	6,092
The Yachiyo Bank, Ltd.	1,750	39,717

		3,305,309

Commercial Services & Supplies (0.7%)
Central Security Patrols Co., Ltd.	600	5,455
Dai Nippon Printing Co., Ltd.§	19,000	232,029
Itoki Corp.	3,037	8,775
Kokuyo Co., Ltd.	800	6,317
Kyodo Printing Co., Ltd.	9,000	21,664
Kyoritsu Printing Co., Ltd.	3,600	5,362
Nichiban Co., Ltd.	3,000	10,768
Nippon Kanzai Co., Ltd.§	550	8,951
Nippon Kucho Service Co., Ltd.	800	6,927
Nissha Printing Co., Ltd.§	800	18,152
Okamura Corp.	1,139	6,202
Oyo Corp.	2,156	17,407
Pronexus, Inc.§	1,800	9,983
Secom Co., Ltd.	2,653	119,738
Sohgo Security Services Co., Ltd.	3,976	41,110
Tokyu Community Corp.	600	16,593
Toppan Forms Co., Ltd.§	9,000	83,769
Toppan Printing Co., Ltd.§	23,746	185,787
Tosho Printing Co., Ltd.*	5,499	9,232

		814,221

Communications Equipment (0.1%)
Denki Kogyo Co., Ltd.	10,009	44,366
Hitachi Kokusai Electric, Inc.	1,000	7,578
NEC Mobiling, Ltd.	700	18,771

		70,715

Computers & Peripherals (0.4%)
Eizo Nanao Corp.	745	15,724
Fujitsu, Ltd.	25,000	175,768
Mutoh Holdings Co., Ltd.*	5,000	11,456
NEC Corp.	47,260	125,577
Toshiba Corp.§	29,871	144,353

		472,878

	Number of Shares	Value

LONG STOCK POSITIONS
COMMON STOCKS

Japan
Construction & Engineering (0.7%)
Ando Corp.	13,500	$16,305
Asunaro Aoki Construction Co., Ltd.	2,500	11,285
Chugai Ro Co., Ltd.	8,000	26,760
Commuture Corp.	3,000	15,450
CTI Engineering Co., Ltd.	2,071	10,945
Daimei Telecom Engineering Corp.	3,000	19,521
Hazama Corp.*	11,866	9,953
Ichiken Co., Ltd.	5,800	7,021
Kajima Corp.§	36,000	87,153
Kokusai Kogyo Holdings Co., Ltd.*	3,000	6,034
Nakano Corp.	3,500	7,756
Nippo Corp.	8,735	58,443
Nippon Koei Co., Ltd.	8,000	22,114
Nishimatsu Construction Co., Ltd.	34,268	40,310
Obayashi Corp.§	23,992	95,719
Obayashi Road Corp.	11,000	19,521
Okumura Corp.§	5,000	16,922
Seibu Electric Industry Co., Ltd.	1,998	7,555
Shimizu Corp.§	10,000	37,112
Shinnihon Corp.	2,308	6,159
Sumitomo Densetsu Co., Ltd.	5,058	19,369
Taihei Kogyo Co., Ltd.	13,968	49,643
Taisei Corp.	33,379	68,995
The Nippon Road Co., Ltd.	18,000	36,811
Toa Corp.	27,000	26,772
TOA ROAD Corp.	6,833	10,238
Toda Corp.	8,000	26,276
Tokyu Construction Co., Ltd.	2,516	7,309
Toyo Engineering Corp.	8,922	29,150
Yahagi Construction Co., Ltd.	2,000	12,996
Yondenko Corp.	3,000	12,165

		821,762

Construction Materials (0.0%)
Sumitomo Osaka Cement Co., Ltd.§	3,515	6,034

Consumer Finance (0.0%)
Jaccs Co., Ltd.	6,000	10,651
Pocket Card Co., Ltd.	5,600	14,881
Takefuji Corp.§	3,066	146

		25,678

Containers & Packaging (0.0%)
Hokkan Holdings, Ltd.	6,333	16,292
Tomoku Co., Ltd.	4,000	9,937
Toyo Seikan Kaisha, Ltd.§	1,260	22,648

		48,877

Distributors (0.1%)
Happinet Corp.	800	10,112
Nice Holdings, Inc.	7,000	15,084
Sankyo Seiko Co., Ltd.	7,412	23,219
Yokohama Reito Co., Ltd.	2,000	13,933

		62,348

Diversified Consumer Services (0.0%)
Studio Alice Co., Ltd.	3,200	28,954
Tac Co., Ltd.	3,400	14,729
Watabe Wedding Corp.	1,040	10,844

		54,527

Diversified Financial Services (0.0%)
Century Tokyo Leasing Corp.	2,400	28,987

	Number of Shares	Value

LONG STOCK POSITIONS
COMMON STOCKS

Japan
Diversified Financial Services
Daiko Clearing Services Corp.§	2,066	$7,477
Fuyo General Lease Co., Ltd.	400	10,017

		46,481

Diversified Telecommunication Services (0.3%)
Nippon Telegraph & Telephone Corp.	8,700	380,806

Electric Utilities (0.3%)
Chubu Electric Power Co., Inc.§	2,597	64,188
The Kansai Electric Power Co., Inc.	4,200	101,946
The Tokyo Electric Power Co., Inc.§	9,100	222,104

		388,238

Electrical Equipment (0.4%)
Denyo Co., Ltd.	2,600	18,719
Fuji Electric Holdings Co., Ltd.	10,000	26,240
Helios Techno Holdings Co., Ltd.	2,743	6,344
Mitsubishi Electric Corp.	11,654	100,345
Nidec Corp.§	300	26,659
Panasonic Electric Works Co., Ltd.	1,000	13,252
Sumitomo Electric Industries, Ltd.	21,000	255,932
Ushio, Inc.	685	11,503

		458,994

Electronic Equipment, Instruments & Components (1.6%)
Ai Holdings Corp.	19,900	66,649
Alps Electric Co., Ltd.§	1,000	8,209
Canon Electronics, Inc.	700	17,887
Elematec Corp.	1,100	13,629
Excel Co., Ltd.	1,300	13,920
FUJIFILM Holdings Corp.§	3,192	105,918
Hakuto Co., Ltd.	6,100	54,181
Hitachi, Ltd.§	50,874	222,520
Hochiki Corp.	3,000	15,138
Hosiden Corp.§	8,080	73,286
HOYA Corp.§	11,000	268,442
Ikegami Tsushinki Co., Ltd.*	8,166	5,385
ITC Networks Corp.	2,654	14,157
JBCC Holdings, Inc.	3,234	19,582
Kaga Electronics Co., Ltd.§	5,200	56,584
Kanematsu Electronics Ltd.§	1,600	15,418
Keyence Corp.	82	17,869
Kyocera Corp.	2,186	206,652
Mitsumi Electric Co., Ltd.	800	12,251
Murata Manufacturing Co., Ltd.§	2,718	143,616
Nihon Dempa Kogyo Co., Ltd.§	1,200	18,455
Nippon Chemi-Con Corp.*§	2,000	8,244
Nippon Electric Glass Co., Ltd.§	4,000	54,637
Nohmi Bosai Ltd.	5,666	32,677
Oki Electric Industry Co., Ltd.*§	23,152	20,271
Omron Corp.	1,700	38,839
ONO Sokki Co., Ltd.	4,000	10,701
Optex Co., Ltd.	1,100	13,285
Osaki Electric Co., Ltd.§	3,174	25,770
Ryosan Co., Ltd.	2,300	57,462
Ryoyo Electro Corp.	4,000	36,450
Sanshin Electronics Co., Ltd.	800	6,774
Shinko Shoji Co., Ltd.	3,396	28,300
Siix Corp.§	2,900	30,670
SMK Corp.§	7,000	31,421
Sumida Corp.	1,625	14,416
Tachibana Eletech Co., Ltd.	1,965	14,937
Taiyo Yuden Co., Ltd.	1,000	12,016

	Number of Shares	Value

LONG STOCK POSITIONS
COMMON STOCKS

Japan
Electronic Equipment, Instruments & Components
TDK Corp.§	2,882	$160,930
Tomen Devices Corp.	600	11,998
Tomen Electronics Corp.	1,680	20,095
Topcon Corp.	2,700	10,731

		2,010,372

Energy Equipment & Services (0.0%)
Toyo Kanetsu KK	30,203	49,544

Food & Staples Retailing (0.6%)
Aeon Co., Ltd.	10,598	113,540
Belc Co., Ltd.	2,200	22,519
Cawachi, Ltd.	900	15,905
Echo Trading Co., Ltd.	1,234	12,406
Heiwado Co., Ltd.	3,613	42,267
Itochu-Shokuhin Co., Ltd.	954	32,941
Kasumi Co., Ltd.	7,593	40,474
Kato Sangyo Co., Ltd.	3,060	45,171
Kirindo Co., Ltd.	3,154	14,579
Ministop Co., Ltd.	800	11,800
Okuwa Co., Ltd.	5,000	45,240
S Foods, Inc.	1,000	8,215
Seven & I Holdings Co., Ltd.§	9,500	222,626
Universe Co., Ltd.	1,000	16,084
UNY Co., Ltd.§	6,000	47,478
Valor Co., Ltd.	8,900	67,656

		758,901

Food Products (0.6%)
Ajinomoto Co., Inc.§	3,089	30,283
Chubu Shiryo Co., Ltd	2,333	14,886
J-Oil Mills, Inc.	36,457	101,793
Kyodo Shiryo Co., Ltd.	23,000	27,824
Kyokuyo Co., Ltd.	12,429	26,187
Maruha Nichiro Holdings, Inc.§	26,794	44,605
MEIJI Holdings Co., Ltd.§	2,100	99,015
Morinaga & Co., Ltd.	7,428	17,723
Morinaga Milk Industry Co., Ltd.	3,532	15,176
Nichimo Co., Ltd.	5,000	8,386
Nichirei Corp.	6,000	25,528
Nippon Flour Mills Co., Ltd.	8,261	42,567
Nippon Meat Packers, Inc.	2,000	24,602
Nippon Suisan Kaisha, Ltd.§	18,059	59,474
Prima Meat Packers, Ltd.	27,882	29,432
Showa Sangyo Co., Ltd.	10,000	30,371
Starzen Co., Ltd.	8,000	22,124
Warabeya Nichiyo Co., Ltd.	3,225	36,308
Yonekyu Corp.	6,136	48,493

		704,777

Gas Utilities (0.2%)
Osaka Gas Co., Ltd.§	21,000	75,684
Tokyo Gas Co., Ltd.§	25,000	113,618

		189,302

Health Care Equipment & Supplies (0.2%)
Aloka Co., Ltd.	2,210	14,624
Nipro Corp.	7,000	146,412
Olympus Corp.§	1,222	32,023

		193,059

Health Care Providers & Services (0.1%)
As One Corp.	1,133	21,865

	Number of Shares	Value

LONG STOCK POSITIONS
COMMON STOCKS

Japan
Health Care Providers & Services
Mediceo Paltac Holdings Co., Ltd.	5,224	$66,283
Ship Healthcare Holdings, Inc.	2,000	17,418

		105,566

Hotels, Restaurants & Leisure (0.3%)
Hurxley Corp.	1,850	11,843
Kyoritsu Maintenance Co., Ltd.§	2,926	43,203
McDonald’s Holdings Co. Japan, Ltd.§	760	18,295
Pacific Golf Group International Holdings KK	176	112,113
Resort Solution Co., Ltd.	4,000	7,707
Round One Corp.	1,315	4,800
Tokyo Dome Corp.	44,796	114,195

		312,156

Household Durables (1.0%)
Casio Computer Co., Ltd.§	8,242	61,253
Corona Corp.	2,420	22,483
Foster Electric Co., Ltd.	700	17,777
Fuji Corp.	3,600	13,044
Hitachi Koki Co., Ltd.	12,790	113,626
Mitsui Home Co., Ltd.	5,000	22,666
Panasonic Corp.§	23,180	314,588
Sangetsu Co., Ltd.§	1,700	37,101
Sanyo Housing Nagoya Co., Ltd.	22	19,478
Sharp Corp.§	15,983	159,204
Sony Corp.§	10,838	334,347
Sumitomo Forestry Co., Ltd.§	8,800	61,956
Tact Home Co., Ltd.	28	20,934
Token Corp.§	690	20,373

		1,218,830

Independent Power Producers & Energy Traders (0.0%)
Electric Power Development Co., Ltd.§	1,500	45,113

Insurance (0.4%)
Mitsui Sumitomo Insurance Group Holdings, Inc.	4,081	93,841
NKSJ Holdings, Inc.*	10,573	66,200
The Dai-ichi Life Insurance Co., Ltd	67	81,054
Tokio Marine Holdings, Inc.§	7,548	203,443

		444,538

Internet & Catalog Retail (0.1%)
Dena Co., Ltd.§	400	12,594
Image Holdings Co., Ltd.*	2,818	8,342
Nissen Holdings Co., Ltd.	8,063	33,360
Scroll Corp.	8,483	31,951
Senshukai Co., Ltd.	1,825	10,404

		96,651

Internet Software & Services (0.0%)
Asahi Net, Inc.	2,000	6,868
eAccess, Ltd.§	10	7,675
Yahoo! Japan Corp.	120	41,436

		55,979

IT Services (0.1%)
Argo Graphics, Inc.	800	9,389
CAC Corp.§	4,500	33,786
JBIS Holdings, Inc.	2,368	10,056
NTT Data Corp.	12	37,907
Obic Co., Ltd.§	40	7,563

	Number of Shares	Value

LONG STOCK POSITIONS
COMMON STOCKS

Japan
IT Services
Panasonic Electric Works Information systems Co., Ltd.§	400	$9,762

		108,463

Leisure Equipment & Products (0.2%)
Daikoku Denki Co., Ltd.	1,100	12,408
GLOBERIDE, Inc.§	16,666	19,199
Kimoto Co., Ltd.	1,500	10,427
Mizuno Corp.	8,607	38,369
Namco Bandai Holdings, Inc.	2,900	26,857
Nikon Corp.§	900	16,682
Roland Corp.	600	6,864
Sankyo Co., Ltd.	754	39,907
SRI Sports Ltd.	45	47,056
Tomy Co., Ltd.	5,812	46,647
Yamaha Corp.	2,100	24,365

		288,781

Machinery (1.5%)
Amada Co., Ltd.§	13,279	91,074
Amano Corp.	7,092	57,624
Bando Chemical Industries Ltd.	12,703	47,195
Daido Kogyo Co., Ltd.	4,000	8,105
Daifuku Co., Ltd.§	15,500	78,983
Ebara Corp.*	8,000	35,498
Fanuc, Ltd.§	2,058	262,495
Hitachi Zosen Corp.§	32,158	45,078
Hosokawa Micron Corp.	2,250	7,360
IHI Corp.	17,000	32,539
JTEKT Corp.	7,792	71,856
Kato Works Co., Ltd.§	14,836	27,755
Kito Corp.	6	5,438
Komatsu, Ltd.	4,648	108,053
Kubota Corp.§	2,000	18,330
Kyokuto Kaihatsu Kogyo Co., Ltd.	4,914	18,251
Maezawa Kyuso Industries Co., Ltd.	632	7,615
Makita Corp.§	3,489	110,784
Max Co., Ltd.	2,000	22,637
Minebea Co., Ltd.	6,878	35,432
Mitsubishi Heavy Industries, Ltd.§	20,000	73,804
Mitsubishi Kakoki Kaisha Ltd.	2,538	5,109
Mitsuboshi Belting Co., Ltd.	6,000	29,169
Mitsui Engineering & Shipbuilding Co., Ltd.§	30,072	68,043
Nachi-Fujikoshi Corp.	3,000	8,257
Nippon Yusoki Co., Ltd.	3,666	8,320
NSK, Ltd.§	7,580	51,388
NTN Corp.	25,796	111,088
O-M Ltd.	9,333	26,706
Obara Corp.	1,339	12,350
Oiles Corp.§	1,300	20,983
Ryobi, Ltd.*§	3,000	11,136
Sasebo Heavy Industries Co., Ltd.	55,190	111,242
Shinmaywa Industries, Ltd.	10,000	37,011
SMC Corp.	93	12,267
Sumitomo Heavy Industries, Ltd.	5,908	30,469
Tadano Ltd.	1,286	6,409
THK Co., Ltd.	1,589	29,816
TOKYO KEIKI, Inc.	8,058	10,802
Tokyo Kikai Seisakusho, Ltd.*	20,000	17,955
Tsurumi Manufacturing Co., Ltd.	2,000	12,904

		1,787,330

	Number of Shares	Value

LONG STOCK POSITIONS
COMMON STOCKS

Japan
Marine (0.2%)
Iino Kaiun Kaisha Ltd.	4,500	$24,024
Japan Transcity Corp.	7,500	24,802
Kawasaki Kisen Kaisha, Ltd.§	10,000	37,537
Mitsui OSK Lines, Ltd.§	10,000	62,872
Nippon Yusen KK§	22,706	93,006

		242,241

Media (0.2%)
Amuse, Inc.	800	8,815
Avex Group Holdings, Inc.§	759	10,162
Dentsu, Inc.§	1,400	32,350
Horipro, Inc.	1,635	12,740
SKY Perfect JSAT Holdings, Inc.	293	96,876
Tow Co., Ltd.	2,666	14,910
TV Asahi Corp.	5	6,708
Zenrin Co., Ltd.§	2,100	22,695

		205,256

Metals & Mining (0.6%)
Araya Industrial Co., Ltd.	6,000	8,907
Dowa Holdings Co., Ltd.§	4,000	23,802
JFE Holdings, Inc.§	4,300	131,460
Kobe Steel, Ltd.	16,621	38,964
Maruichi Steel Tube, Ltd.	500	9,587
Mitsubishi Materials Corp.*§	7,262	20,866
Mitsui Mining & Smelting Co., Ltd.§	14,000	40,094
Nichia Steel Works Ltd.	9,000	22,712
Nippon Steel Corp.§	19,977	67,974
Nittetsu Mining Co., Ltd.	12,799	45,727
Sumitomo Metal Industries, Ltd.§	20,263	51,184
Sumitomo Metal Mining Co., Ltd.	9,000	137,619
Toho Zinc Co., Ltd.	8,000	32,199
Tokyo Tekko Co., Ltd.	14,039	29,793
Yamato Kogyo Co., Ltd.§	300	7,271
Yodogawa Steel Works, Ltd.	4,000	16,451

		684,610

Multiline Retail (0.0%)
J Front Retailing Co., Ltd.§	5,000	23,263

Office Electronics (1.0%)
Brother Industries, Ltd.	6,500	80,190
Canon, Inc.§	16,714	780,084
Konica Minolta Holdings, Inc.	4,173	40,873
Ricoh Co., Ltd.§	18,985	268,781
Riso Kagaku Corp.	906	12,157
Toshiba TEC Corp.§	5,000	18,311

		1,200,396

Oil, Gas & Consumable Fuels (0.5%)
AOC Holdings, Inc.*§	3,674	16,001
Cosmo Oil Co., Ltd.	17,802	46,443
Idemitsu Kosan Co., Ltd.	100	8,571
INPEX Corp.	10	47,007
Itochu Enex Co., Ltd.§	17,436	83,004
JX Holdings, Inc.	23,700	137,425
San-Ai Oil Co., Ltd.	8,800	38,459
Showa Shell Sekiyu KK	16,300	124,589
Sinanen Co. Ltd.	2,000	8,191
TonenGeneral Sekiyu KK§	8,614	79,785

		589,475

	Number of Shares	Value

LONG STOCK POSITIONS
COMMON STOCKS

Japan
Paper & Forest Products (0.0%)
Chuetsu Pulp & Paper Co., Ltd.	7,000	$12,474
Nakabayashi Co., Ltd.	3,428	7,481
Nippon Paper Group, Inc.§	1,200	30,048

		50,003

Personal Products (0.1%)
Kao Corp.§	3,000	73,130

Pharmaceuticals (1.2%)
ASKA Pharmaceutical Co., Ltd.	4,833	32,529
Astellas Pharma, Inc.	9,200	332,668
Daiichi Sankyo Co., Ltd.§	4,891	99,622
Eisai Co., Ltd.§	6,600	230,775
Kyorin Co., Ltd.§	5,000	77,470
Mochida Pharmaceutical Co., Ltd.	7,000	71,851
Ono Pharmaceutical Co., Ltd.	3,100	135,132
Takeda Pharmaceutical Co., Ltd.	11,700	537,495

		1,517,542

Professional Services (0.0%)
Pasona Group, Inc.§	23	16,196

Real Estate Investment Trusts (0.3%)
Japan Prime Realty Investment Corp.	20	44,024
Japan Real Estate Investment Corp.§	11	99,972
Japan Retail Fund Investment Corp.	49	69,032
Nomura Real Estate Office Fund, Inc.§	27	149,701

		362,729

Real Estate Management & Development (0.4%)
Airport Facilities Co., Ltd.§	10,800	41,886
Daito Trust Construction Co., Ltd.§	1,393	83,165
Daiwa House Industry Co., Ltd.	3,000	30,270
Heiwa Real Estate Co., Ltd.	13,000	30,955
Mitsubishi Estate Co., Ltd.§	8,559	139,229
Mitsui Fudosan Co., Ltd.	3,910	65,924
TOC Co., Ltd.§	2,972	12,983
Tokyo Tatemono Co., Ltd.	6,000	23,012
Tokyu Land Corp.§	26,811	111,015

		538,439

Road & Rail (0.6%)
Central Japan Railway Co.§	17	125,086
East Japan Railway Co.	3,700	223,387
ICHINEN HOLDINGS Co., Ltd.	4,050	17,603
KRS Corp.	960	10,381
Maruwn Corp.	2,300	5,903
Nippon Express Co., Ltd.§	16,000	60,921
Senko Co., Ltd.	6,800	20,685
Tokyu Corp.	13,000	57,443
Tonami Holdings Co., Ltd.	6,332	13,497
West Japan Railway Co.§	39	139,944

		674,850

Semiconductors & Semiconductor Equipment (0.2%)
Dainippon Screen Manufacturing Co., Ltd.*	2,000	10,310
Elpida Memory, Inc.*	1,900	21,838
Mimasu Semiconductor Industry Co., Ltd.	2,100	21,125
Rohm Co., Ltd.§	600	37,132
Shinko Electric Industries Co., Ltd.§	3,600	39,864
Sumco Corp.*§	700	10,932
Tokyo Electron, Ltd.§	1,966	98,581

		239,782

	Number of Shares	Value

LONG STOCK POSITIONS
COMMON STOCKS

Japan
Software (0.4%)
Computer Engineering & Consulting Ltd.	1,900	$8,854
Computer Institute of Japan, Ltd.	2,504	8,205
Jastec Co., Ltd.	1,088	6,777
Konami Corp.§	2,523	44,510
Nintendo Co., Ltd.§	1,200	300,759
SRA Holdings	2,884	26,455
Trend Micro, Inc.	1,500	44,893

		440,453

Specialty Retail (0.3%)
AOKI Holdings, Inc.§	800	12,145
Aoyama Trading Co., Ltd.	3,533	57,225
Arc Land Sakamoto Co., Ltd.	2,052	24,047
Chiyoda Co., Ltd.	4,004	43,090
DCM Holdings Co., Ltd.§	16,900	80,629
Fast Retailing Co., Ltd.	172	24,211
Geo Corp.§	12	13,320
Hard Off Corp. Co., Ltd.	5,315	24,545
Hikari Tsushin, Inc.§	1,287	24,218
K’s Holding Corp.§	300	6,895
Keiyo Co., Ltd.	6,073	31,398
Right On Co., Ltd.	3,307	17,041
T-Gaia Corp.§	17	24,532
Taka-Q Ltd.	4,000	6,707
Top Culture Co., Ltd.	1,433	6,875
Warehouse Co., Ltd.	1,733	6,185
Yamada Denki Co., Ltd.	268	16,631

		419,694

Textiles, Apparel & Luxury Goods (0.2%)
Atsugi Co., Ltd.	52,926	63,393
Daidoh Ltd.	1,036	8,772
Kurabo Industries, Ltd.	9,418	14,891
Nisshinbo Holdings, Inc.	11,969	119,920
Tasaki Shinju Co., Ltd.*	7,679	6,465
The Japan Wool Textile Co., Ltd.	3,000	23,007
Toyobo Co., Ltd.	10,000	16,047
Yamato International, Inc.	1,600	7,100

		259,595

Thrifts & Mortgage Finance (0.0%)
Asax Co., Ltd.	7	7,222

Tobacco (0.2%)
Japan Tobacco, Inc.	61	203,110

Trading Companies & Distributors (1.6%)
Daiichi Jitsugyo Co., Ltd.§	3,334	10,113
Furusato Industries Ltd.	1,416	8,060
Hanwa Co., Ltd.	34,159	134,157
Inaba Denki Sangyo Co., Ltd	3,713	92,393
Inabata & Co., Ltd.	3,466	17,528
ITOCHU Corp.	15,621	142,875
Iwatani Corp.	6,000	17,377
Jalux, Inc.*	1,900	14,758
Japan Pulp & Paper Co., Ltd.	9,273	30,667
JFE Shoji Holdings, Inc.	10,000	40,665
Kamei Corp.	5,000	22,047
Kanaden Corp.	1,000	5,507
Kanematsu Corp.*§	46,000	38,552
Kuroda Electric Co., Ltd.	4,037	47,068
Kyokuto Boeki Kaisha, Ltd.	4,666	7,038
Marubeni Corp.	36,827	208,085
Mitsubishi Corp.§	9,915	235,402

	Number of Shares	Value

LONG STOCK POSITIONS
COMMON STOCKS

Japan
Trading Companies & Distributors
Mitsui & Co., Ltd.§	15,783	$234,508
NEC Capital Solutions Ltd.	5,155	64,208
Onoken Co., Ltd.	4,800	37,886
Sato Shoji Corp.	1,500	8,812
Seika Corp.	10,759	23,557
Shinwa Co., Ltd.	800	9,369
Sojitz Corp.§	71,281	128,051
Sumikin Bussan Corp.	25,666	52,009
Sumitomo Corp.§	14,379	185,286
Tokyo Sangyo Co., Ltd.	2,500	7,808
Toyota Tsusho Corp.	8,900	131,037
Tsubakimoto Kogyo Co., Ltd.	4,000	10,295
Yamazen Corp.§	4,600	17,724

		1,982,842

Transportation Infrastructure (0.1%)
Mitsui-Soko Co., Ltd.§	26,000	95,540
Nissin Corp.	10,500	23,734
The Sumitomo Warehouse Co., Ltd.§	2,400	12,022
The Yasuda Warehouse Co., Ltd.	3,000	17,529

		148,825

Wireless Telecommunication Services (0.5%)
KDDI Corp.§	45	214,975
NTT DoCoMo, Inc.§	122	203,612
Softbank Corp.§	6,500	212,530

		631,117

TOTAL JAPAN		32,176,654

Luxembourg (0.6%)
Energy Equipment & Services (0.4%)
Tenaris SA§	26,319	507,077

Metals & Mining (0.2%)
ArcelorMittal	6,805	224,822

TOTAL LUXEMBOURG		731,899

Netherlands (4.2%)
Beverages (0.0%)
Heineken NV	922	47,895

Chemicals (0.5%)
Koninklijke DSM NV	12,174	625,621

Construction & Engineering (0.5%)
Imtech NV	13,025	413,622
Koninklijke BAM Groep NV	19,982	130,211

		543,833

Construction Materials (0.0%)
James Hardie Industries NV*	3,734	20,311

Diversified Financial Services (0.2%)
ING Groep NV*	20,482	212,715

Diversified Telecommunication Services (0.6%)
Koninklijke KPN NV	49,854	773,530

Food & Staples Retailing (0.6%)
Koninklijke Ahold NV	49,253	665,709

Food Products (1.8%)
CSM	17,781	523,470
Nutreco Holding NV	8,162	598,101

	Number of Shares	Value

LONG STOCK POSITIONS
COMMON STOCKS

Netherlands
Food Products
Unilever NV	36,581	$1,097,019

		2,218,590

TOTAL NETHERLANDS		5,108,204

Norway (1.7%)
Chemicals (0.1%)
Yara International ASA	2,824	128,894

Diversified Telecommunication Services (0.6%)
Telenor ASA	42,988	678,062

Energy Equipment & Services (0.4%)
Aker Solutions ASA	30,945	451,449

Metals & Mining (0.0%)
Norsk Hydro ASA	9,845	59,918

Oil, Gas & Consumable Fuels (0.6%)
StatoilHydro ASA§	37,193	781,776

TOTAL NORWAY		2,100,099

Portugal (0.9%)
Commercial Banks (0.4%)
Banco Comercial Portugues SA R Shares	552,151	481,924

Electric Utilities (0.5%)
EDP - Energias de Portugal SA	169,210	580,949

Transportation Infrastructure (0.0%)
Brisa Auto-Estradas de Portugal SA	4,316	27,912

TOTAL PORTUGAL		1,090,785

Singapore (1.3%)
Diversified Financial Services (1.3%)
iShares MSCI Singapore Index Fund§	117,181	1,549,133

TOTAL SINGAPORE		1,549,133

Spain (5.1%)
Commercial Banks (1.4%)
Banco Bilbao Vizcaya Argentaria SA§	44,255	599,721
Banco Popular Espanol SA§	48,356	307,770
Banco Santander SA	67,195	854,076

		1,761,567

Construction & Engineering (1.2%)
ACS Actividades de Construccion y Servicios SA§	13,145	657,775
Ferrovial SA	30,050	282,227
Fomento de Construcciones y Contratas SA§	19,015	526,760

		1,466,762

Diversified Financial Services (0.3%)
Criteria Caixacorp SA	59,737	314,551

Diversified Telecommunication Services (1.2%)
Telefonica SA	57,017	1,417,250

Electric Utilities (0.5%)
Endesa SA	20,634	554,653
Iberdrola SA	5,374	41,499

		596,152

Insurance (0.0%)
Mapfre SA	7,262	22,172

	Number of Shares	Value

LONG STOCK POSITIONS
COMMON STOCKS

Spain
IT Services (0.0%)
Indra Sistemas SA§	2,660	$50,889

Media (0.0%)
Gestevision Telecinco SA	3,485	38,428

Oil, Gas & Consumable Fuels (0.5%)
Repsol YPF SA	22,093	570,356

TOTAL SPAIN		6,238,127

Sweden (7.3%)
Building Products (0.4%)
Assa Abloy AB Class B	19,627	496,786

Commercial Banks (0.4%)
Nordea Bank AB	9,808	102,626
Svenska Handelsbanken AB A Shares	10,407	342,450

		445,076

Commercial Services & Supplies (0.5%)
Securitas AB B Shares§	52,032	562,629

Communications Equipment (0.5%)
Telefonaktiebolaget LM Ericsson B Shares	55,118	605,356

Construction & Engineering (0.5%)
Skanska AB B Shares	35,068	644,759

Diversified Financial Services (0.2%)
Industrivarden AB A Shares	17,636	257,782

Health Care Equipment & Supplies (0.0%)
Elekta AB B Shares§	90	3,266

Household Durables (0.6%)
Electrolux AB Series B§	17,481	431,604
Husqvarna AB B Shares	37,585	279,395

		710,999

Machinery (2.3%)
Alfa Laval AB	35,177	619,507
Atlas Copco AB A Shares	37,620	728,654
Atlas Copco AB B Shares	8,305	146,798
Sandvik AB	1,636	25,156
Scania AB B Shares	30,169	668,499
SKF AB B Shares	28,854	666,469

		2,855,083

Paper & Forest Products (1.0%)
Holmen AB B Shares	19,111	590,885
Svenska Cellulosa AB B Shares	40,133	612,539

		1,203,424

Pharmaceuticals (0.1%)
Meda AB	16,928	135,531

Specialty Retail (0.3%)
Hennes & Mauritz AB B Shares	11,503	418,077

Tobacco (0.5%)
Swedish Match AB	22,780	609,494

TOTAL SWEDEN		8,948,262

Switzerland (6.8%)
Biotechnology (0.1%)
BB Biotech AG	1,860	107,401

Capital Markets (0.6%)
Julius Baer Group, Ltd.	1,467	53,751

	Number of Shares	Value

LONG STOCK POSITIONS
COMMON STOCKS

Switzerland
Capital Markets
UBS AG*	38,634	$661,610

		715,361

Electrical Equipment (0.1%)
ABB, Ltd.*	5,586	118,636

Food Products (1.9%)
Nestle SA	43,771	2,346,932

Insurance (0.7%)
Baloise Holding AG§	6,314	573,014
Helvetia Holding AG	904	315,976

		888,990

Machinery (0.6%)
Schindler Holding AG	5,209	562,447
Sulzer AG	1,219	142,374

		704,821

Pharmaceuticals (2.8%)
Novartis AG	31,630	1,831,179
Roche Holding AG	11,637	1,599,264

		3,430,443

TOTAL SWITZERLAND		8,312,584

United Kingdom (24.1%)
Aerospace & Defense (0.3%)
BAE Systems PLC	51,584	278,647
Rolls-Royce Group PLC*	5,323	50,712

		329,359

Auto Components (0.1%)
GKN PLC	28,693	76,678

Beverages (0.0%)
Diageo PLC	2,904	50,135

Biotechnology (0.0%)
Genus PLC§	2,410	29,846

Capital Markets (1.2%)
3i Group PLC§	123,323	557,670
Aberdeen Asset Management PLC	709	1,795
Collins Stewart PLC	22,253	29,456
F&C Asset Management PLC	73,231	74,783
Man Group PLC	79,206	273,763
Schroders PLC§	23,753	538,740

		1,476,207

Chemicals (0.4%)
Croda International PLC§	15,111	352,830
Filtrona PLC	23,480	89,602
Yule Catto & Co. PLC*	10,068	38,489

		480,921

Commercial Banks (3.2%)
Barclays PLC	198,818	937,417
HSBC Holdings PLC	172,331	1,748,732
Lloyds Banking Group PLC*	169,979	197,818
Royal Bank of Scotland Group PLC*	122,888	91,437
Standard Chartered PLC	33,487	964,562

		3,939,966

	Number of Shares	Value

LONG STOCK POSITIONS
COMMON STOCKS

United Kingdom
Communications Equipment (0.1%)
Spirent Communications PLC	49,379	$110,498

Construction & Engineering (0.5%)
Carillion PLC	87,555	432,793
Interserve PLC	49,053	155,347

		588,140

Consumer Finance (0.0%)
International Personal Finance PLC	12,131	51,623

Containers & Packaging (0.1%)
DS Smith PLC	50,627	119,384

Distributors (0.0%)
Inchcape PLC*	11,753	57,811

Diversified Telecommunication Services (0.6%)
BT Group PLC	316,409	697,388

Electronic Equipment, Instruments & Components (0.4%)
Diploma PLC	12,909	57,936
Domino Printing Sciences	4,080	35,072
Electrocomponents PLC	16,786	64,348
Premier Farnell PLC	79,149	332,620
TT electronics PLC*	23,115	51,777

		541,753

Food & Staples Retailing (0.5%)
J Sainsbury PLC	60,191	370,984
Tesco PLC	28,088	187,948

		558,932

Food Products (0.3%)
Unilever PLC§	12,690	368,437

Health Care Providers & Services (0.0%)
Synergy Health PLC	2,704	31,573

Hotels, Restaurants & Leisure (0.1%)
Compass Group PLC	4,761	39,849
Rank Group PLC	60,261	111,399

		151,248

Household Durables (0.0%)
Persimmon PLC*	7,958	50,178

Household Products (0.0%)
McBride PLC	12,202	35,581

Independent Power Producers & Energy Traders (0.5%)
International Power PLC	97,369	595,022

Industrial Conglomerates (0.2%)
Cookson Group PLC*	14,567	125,786
Smiths Group PLC	3,104	59,722

		185,508

Insurance (1.2%)
Aviva PLC	21,585	135,728
Legal & General Group PLC	324,760	529,882
Old Mutual PLC	293,461	642,460
RSA Insurance Group PLC	66,965	138,027

		1,446,097

IT Services (0.2%)
Computacenter PLC§	12,316	55,770
Dimension Data Holdings PLC	129,940	244,991

		300,761

	Number of Shares	Value

LONG STOCK POSITIONS
COMMON STOCKS

United Kingdom
Machinery (0.8%)
Fenner PLC§	28,820	$105,439
IMI PLC	14,043	170,362
Melrose PLC	40,514	174,943
Senior PLC	97,578	213,697
The Weir Group PLC§	12,603	282,944

		947,385

Media (0.3%)
Euromoney Institutional Investor PLC§	5,536	53,220
Pearson PLC	13,527	210,418
Trinity Mirror PLC*	68,091	116,500

		380,138

Metals & Mining (2.5%)
Anglo American PLC	5,629	224,136
BHP Billiton PLC§	42,449	1,358,026
Hill & Smith Holdings PLC	8,340	37,587
Kazakhmys PLC	2,757	63,091
Rio Tinto PLC§	19,699	1,157,635
Xstrata PLC	12,091	232,329

		3,072,804

Multi-Utilities (0.6%)
Centrica PLC§	142,459	726,479

Multiline Retail (0.5%)
Next PLC	16,284	569,442

Oil, Gas & Consumable Fuels (4.9%)
BG Group PLC	14,070	248,505
BP PLC	253,825	1,742,106
Royal Dutch Shell PLC A Shares	17,397	527,317
Royal Dutch Shell PLC A Shares§	66,871	2,021,429
Royal Dutch Shell PLC B Shares	49,366	1,446,748

		5,986,105

Paper & Forest Products (0.4%)
Mondi PLC	63,786	517,518

Pharmaceuticals (2.4%)
AstraZeneca PLC	23,355	1,189,209
GlaxoSmithKline PLC	78,587	1,554,956
Shire PLC	9,599	216,770

		2,960,935

Specialty Retail (0.3%)
Kingfisher PLC	41,374	152,937
WH Smith PLC	26,079	186,207

		339,144

Thrifts & Mortgage Finance (0.1%)
Paragon Group of Cos. PLC	45,025	116,180

Tobacco (0.5%)
British American Tobacco PLC	14,789	554,029

Trading Companies & Distributors (0.0%)
Bunzl PLC	4,102	49,076

Wireless Telecommunication Services (0.9%)
Vodafone Group PLC§	423,172	1,047,373

TOTAL UNITED KINGDOM		29,539,654

TOTAL COMMON STOCKS (Cost $137,728,178)		155,613,500

	Number of Shares	Value

LONG STOCK POSITIONS
PREFERRED STOCKS (0.9%)

Germany (0.9%)
Automobiles (0.4%)
Porsche Automobil Holding SE	2,009	$99,491
Volkswagen AG	2,985	360,603

		460,094

Household Products (0.5%)
Henkel AG & Co. KGaA	12,001	645,466

TOTAL GERMANY		1,105,560

TOTAL PREFERRED STOCKS (Cost $1,007,144)		1,105,560

TOTAL LONG STOCK POSITIONS (Cost $138,735,322)		156,719,060

RIGHTS (0.0%)

France (0.0%)
Auto Components (0.0%)
Compagnie Generale des Etablissements Michelin, strike price 45.00 EUR, expires 10/13/10*§	2,347	6,562

TOTAL FRANCE		6,562

Germany (0.0%)
Capital Markets (0.0%)
Deutsche Bank AG, strike price 33.00 EUR, expires 10/05/10*	790	3,829

TOTAL GERMANY		3,829

Greece (0.0%)
Commercial Banks (0.0%)
National Bank of Greece SA, strike price 5.20 EUR, expires 10/11/10*	4,701	4,236
National Bank of Greece SA, strike price 5.20 EUR, expires 10/11/10*	4,701	2,310

TOTAL GREECE		6,546

TOTAL RIGHTS (Cost $0)		16,937

WARRANTS (0.0%)

Italy (0.0%)
Capital Markets (0.0%)
Mediobanca SpA, strike price 0.04 EUR, expires 03/18/11*	4,093	137

Commercial Banks (0.0%)
Unione di Banche Italiane ScpA, strike price 12.30 EUR, expires 06/30/11*	1,496	18

TOTAL ITALY		155

TOTAL WARRANTS (Cost $0)		155

SHORT-TERM INVESTMENTS (8.6%)
State Street Navigator Prime Portfolio§§	9,776,677	9,776,677

	Par (000)

State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 10/01/10	$835	835,000

TOTAL SHORT-TERM INVESTMENTS (Cost $10,611,677)		10,611,677

	Number of Shares	Value

TOTAL INVESTMENTS AT VALUE (136.4%) (Cost $149,346,999)		$167,347,829

TOTAL SECURITIES SOLD SHORT (-28.8%) (Proceeds $33,291,020)		(35,364,837)

LIABILITIES IN EXCESS OF OTHER ASSETS (-7.6%)		(9,322,313)

NET ASSETS (100.0%)		$122,660,679

SHORT STOCK POSITIONS (-28.8%)
COMMON STOCKS (-28.7%)

Austria (-0.5%)
Commercial Banks (-0.1%)
Erste Group Bank AG	(4,384)	(176,414)

Diversified Telecommunication Services (-0.1%)
Telekom Austria AG	(10,788)	(162,888)

Insurance (-0.1%)
Vienna Insurance Group	(1,216)	(65,579)

Metals & Mining (-0.1%)
Randgold Resources Ltd.	(851)	(86,316)

Oil, Gas & Consumable Fuels (-0.1%)
OMV AG	(4,171)	(156,480)

TOTAL AUSTRIA		(647,677)

Belgium (-0.9%)
Chemicals (-0.2%)
Solvay SA	(1,513)	(161,647)
Umicore	(2,767)	(119,878)

		(281,525)

Commercial Banks (-0.2%)
Dexia SA*	(23,159)	(102,190)
KBC Groep NV*	(3,213)	(144,423)

		(246,613)

Diversified Financial Services (-0.3%)
Ackermans & van Haaren NV	(436)	(34,821)
Groupe Bruxelles Lambert SA	(1,901)	(158,733)
Nationale A Portefeuille	(2,288)	(119,761)

		(313,315)

Real Estate Investment Trusts (-0.1%)
Cofinimmo	(777)	(103,212)

Wireless Telecommunication Services (-0.1%)
Mobistar SA	(1,913)	(117,337)

TOTAL BELGIUM		(1,062,002)

Cyprus (-0.1%)
Energy Equipment & Services (-0.1%)
ProSafe SE	(20,644)	(128,109)

TOTAL CYPRUS		(128,109)

Denmark (-0.6%)
Chemicals (-0.1%)
Novozymes AS B Shares	(1,151)	(146,387)

Commercial Banks (-0.1%)
Danske Bank AS*	(6,263)	(150,575)

Insurance (-0.2%)
Topdanmark AS*	(667)	(83,968)
Tryg AS	(2,157)	(129,720)

		(213,688)

	Number of Shares	Value

SHORT STOCK POSITIONS
COMMON STOCKS

Denmark
Marine (-0.1%)
D/S Norden	(2,267)	$(89,516)

Road & Rail (-0.1%)
DSV AS	(7,376)	(150,267)

TOTAL DENMARK		(750,433)

Finland (-0.7%)
Auto Components (-0.1%)
Nokian Renkaat Oyj	(4,359)	(150,250)

Diversified Financial Services (-0.2%)
Pohjola Bank PLC	(18,394)	(224,595)

Diversified Telecommunication Services (-0.1%)
Elisa Oyj*	(7,604)	(175,073)

Metals & Mining (-0.1%)
Rautaruukki Oyj	(5,614)	(116,328)

Oil, Gas & Consumable Fuels (-0.2%)
Neste Oil Oyj	(12,878)	(201,825)

TOTAL FINLAND		(868,071)

France (-4.5%)
Aerospace & Defense (-0.0%)
Thales SA	(1,564)	(57,225)

Airlines (-0.1%)
Air France-KLM*	(8,428)	(129,514)

Beverages (-0.2%)
Pernod-Ricard SA	(3,105)	(260,117)

Chemicals (-0.1%)
Air Liquide SA	(651)	(79,735)

Commercial Services & Supplies (-0.1%)
Societe BIC SA	(1,590)	(127,747)

Communications Equipment (-0.1%)
Alcatel-Lucent*	(50,000)	(169,209)

Construction Materials (-0.2%)
Imerys SA	(1,974)	(118,471)
Lafarge SA	(1,668)	(95,616)

		(214,087)

Electric Utilities (-0.2%)
Electricite de France	(4,483)	(193,792)

Electrical Equipment (-0.2%)
Alstom SA	(3,679)	(187,972)

Energy Equipment & Services (-0.1%)
Cie Generale de Geophysique-Veritas*	(4,375)	(96,110)

Food & Staples Retailing (-0.2%)
Carrefour SA	(3,091)	(166,857)
Casino Guichard Perrachon SA	(1,514)	(138,928)

		(305,785)

Food Products (-0.0%)
Danone	(650)	(39,012)

Health Care Equipment & Supplies (-0.3%)
BioMerieux	(913)	(94,828)
Cie Generale d’Optique Essilor International SA	(3,123)	(215,364)

		(310,192)

Hotels, Restaurants & Leisure (-0.4%)
Accor SA	(6,568)	(240,464)

	Number of Shares	Value

SHORT STOCK POSITIONS
COMMON STOCKS

France
Hotels, Restaurants & Leisure
Sodexo	(3,201)	$(208,410)

		(448,874)

Media (-0.8%)
Eutelsat Communications	(3,464)	(132,533)
JC Decaux SA*	(8,688)	(230,218)
Lagardere SCA	(3,775)	(148,002)
M6-Metropole Television	(4,946)	(116,788)
Publicis Groupe	(5,797)	(275,955)
Societe Television Francaise 1	(7,439)	(116,176)

		(1,019,672)

Metals & Mining (-0.2%)
Eramet	(761)	(225,420)

Multi-Utilities (-0.1%)
Suez Environnement SA	(3,503)	(64,883)

Multiline Retail (-0.2%)
PPR	(1,216)	(197,566)

Personal Products (-0.0%)
L’Oreal SA	(512)	(57,748)

Pharmaceuticals (-0.0%)
Ipsen SA	(1,107)	(36,790)

Professional Services (-0.2%)
Bureau Veritas SA	(1,942)	(135,778)
Teleperformance	(3,802)	(108,608)

		(244,386)

Real Estate Investment Trusts (-0.3%)
Gecina SA	(1,096)	(130,239)
ICADE	(1,252)	(131,755)
Klepierre	(3,794)	(146,568)

		(408,562)

Textiles, Apparel & Luxury Goods (-0.3%)
Hermes International	(996)	(228,095)
LVMH Moet Hennessy Louis Vuitton SA	(856)	(125,908)

		(354,003)

Transportation Infrastructure (-0.2%)
Aeroports de Paris	(1,630)	(133,257)
Groupe Eurotunnel SA	(13,833)	(117,845)
Societe Des Autoroutes Paris-Rhin-Rhone	(383)	(28,359)
		(279,461)

TOTAL FRANCE		(5,507,862)

Germany (-2.8%)
Aerospace & Defense (-0.1%)
MTU Aero Engines Holding AG	(1,533)	(87,671)

Airlines (-0.1%)
Deutsche Lufthansa AG*	(7,941)	(146,059)

Chemicals (-0.6%)
K+S AG	(4,848)	(290,431)
Linde AG	(1,946)	(253,484)
Symrise AG	(1,228)	(34,178)
Wacker Chemie AG	(708)	(130,736)

		(708,829)

Commercial Banks (-0.2%)
Deutsche Postbank AG*	(6,993)	(238,090)

	Number of Shares	Value

SHORT STOCK POSITIONS
COMMON STOCKS

Germany
Construction Materials (-0.1%)
HeidelbergCement AG	(3,245)	$(156,517)

Electrical Equipment (-0.0%)
Tognum AG	(2,203)	(48,931)

Food & Staples Retailing (-0.1%)
Metro AG	(770)	(50,177)

Health Care Providers & Services (-0.4%)
Celesio AG	(2,060)	(44,882)
Fresenius Medical Care AG & Co., KGaA	(3,336)	(206,322)
Rhoen-Klinikum AG	(8,355)	(184,581)

		(435,785)

Industrial Conglomerates (-0.0%)
Rheinmetall AG	(753)	(49,806)

Internet Software & Services (-0.0%)
United Internet AG	(1,712)	(27,711)

Machinery (-0.1%)
MAN SE	(935)	(101,934)

Metals & Mining (-0.3%)
Salzgitter AG	(1,832)	(118,730)
ThyssenKrupp AG	(5,773)	(188,489)

		(307,219)

Personal Products (-0.1%)
Beiersdorf AG	(2,429)	(148,892)

Semiconductors & Semiconductor Equipment (-0.1%)
Infineon Technologies AG*	(22,602)	(156,771)

Software (-0.1%)
Software AG	(852)	(102,994)

Textiles, Apparel & Luxury Goods (-0.3%)
Adidas AG	(3,468)	(214,950)
Puma AG Rudolf Dassler Sport	(594)	(195,975)

		(410,925)

Transportation Infrastructure (-0.2%)
Fraport AG Frankfurt Airport Services Worldwide	(3,893)	(237,163)

TOTAL GERMANY		(3,415,474)

Italy (-2.5%)
Aerospace & Defense (-0.1%)
Finmeccanica SpA	(12,030)	(143,406)

Capital Markets (-0.1%)
Mediobanca SpA*	(15,073)	(140,736)

Commercial Banks (-0.8%)
Banca Carige SpA	(50,000)	(116,808)
Banca Monte dei Paschi di Siena SpA*	(49,999)	(69,559)
Banca Popolare di Milano Scarl	(22,483)	(107,664)
Banco Popolare SC	(40,517)	(243,756)
Intesa Sanpaolo SpA	(50,000)	(163,108)
Unione di Banche Italiane SCPA	(27,868)	(271,095)

		(971,990)

Diversified Financial Services (-0.1%)
Exor SpA	(5,407)	(125,778)

Diversified Telecommunication Services (-0.1%)
Telecom Italia SpA	(49,999)	(56,501)

Electric Utilities (-0.1%)
Terna Rete Elettrica Nazionale SpA	(34,480)	(146,873)

	Number of Shares	Value

SHORT STOCK POSITIONS
COMMON STOCKS

Italy
Energy Equipment & Services (-0.2%)
Saipem SpA	(4,637)	$(186,639)

Food Products (-0.1%)
Parmalat SpA	(47,472)	(122,146)

Gas Utilities (-0.1%)
Snam Rete Gas SpA	(31,508)	(160,038)

Hotels, Restaurants & Leisure (-0.1%)
Autogrill SpA*	(8,417)	(105,917)

Insurance (-0.3%)
Assicurazioni Generali SpA	(7,473)	(151,089)
Fondiaria-Sai SpA	(9,143)	(92,621)
Societa Cattolica di Assicurazioni S.c.r.l	(3,488)	(90,953)

		(334,663)

Multi-Utilities (-0.1%)
A2A SpA	(50,000)	(76,932)
Hera SpA	(49,999)	(95,629)

		(172,561)

Oil, Gas & Consumable Fuels (-0.1%)
Saras SpA*	(50,000)	(98,984)

Textiles, Apparel & Luxury Goods (-0.1%)
Luxottica Group SpA	(6,526)	(178,781)

Transportation Infrastructure (-0.1%)
Atlantia SpA	(7,023)	(145,995)

TOTAL ITALY		(3,091,008)

Japan (-5.4%)
Air Freight & Logistics (-0.1%)
Kintetsu World Express, Inc.	(700)	(16,501)
Yamato Holdings Co., Ltd.	(3,000)	(36,352)
Yusen Air & Sea Service Co., Ltd.	(1,400)	(19,932)

		(72,785)

Auto Components (-0.2%)
Exedy Corp.	(500)	(15,054)
FCC Co., Ltd.	(800)	(17,253)
Furukawa Battery Co., Ltd.	(4,000)	(25,463)
Kayaba Industry Co., Ltd.	(4,000)	(22,524)
Keihin Corp.	(700)	(14,390)
Musashi Seimitsu Industry Co., Ltd.	(700)	(16,395)
Nifco Inc.	(700)	(16,818)
Nissan Shatai Co., Ltd.	(3,000)	(21,689)
Nissin Kogyo Co., Ltd.	(1,100)	(17,624)
Press Kogyo Co., Ltd.*	(5,000)	(17,628)
Showa Corp.*	(2,200)	(13,133)
Stanley Electric Co., Ltd.	(800)	(12,759)
T RAD Co., Ltd.	(3,000)	(10,535)
Tachi-S Co., Ltd.	(1,600)	(21,701)
Takata Corp.	(800)	(20,159)
Toyoda Gosei Co., Ltd.	(900)	(19,894)
Toyota Boshoku Corp.	(800)	(13,333)

		(296,352)

Beverages (-0.1%)
Asahi Breweries, Ltd.	(2,000)	(40,032)
Coca-Cola Central Japan Co., Ltd.	(1,600)	(21,547)
Coca-Cola West Co., Ltd.	(900)	(15,199)
Ito En Ltd.	(1,300)	(21,355)

	Number of Shares	Value

SHORT STOCK POSITIONS
COMMON STOCKS

Japan
Beverages
Sapporo Holdings, Ltd.	(5,000)	$(23,481)

		(121,614)
Building Products (-0.1%)
Central Glass Co., Ltd.	(5,000)	(19,914)
JS Group Corp.	(300)	(5,877)
Noritz Corp.	(1,100)	(20,673)
Sanwa Holdings Corp.	(5,000)	(14,810)
Sekisui Jushi Corp.	(2,000)	(20,231)
Takasago Thermal Engineering Co., Ltd.	(2,000)	(15,720)
TOTO, Ltd.	(5,000)	(34,272)

		(131,497)

Capital Markets (-0.1%)
Jafco Co., Ltd.	(800)	(18,945)
kabu.com Securities Co., Ltd.	(3,400)	(12,988)
Marusan Securities Co., Ltd.	(2,900)	(14,912)
Matsui Securities Co., Ltd.	(3,300)	(18,467)
Mizuho Investors Securities Co., Ltd.*	(16,000)	(15,359)
Okasan Securities Group, Inc.	(4,000)	(13,363)

		(94,034)

Chemicals (-0.3%)
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	(4,000)	(18,067)
Kansai Paint Co., Ltd.	(3,000)	(25,535)
KUREHA Corp.	(3,000)	(15,757)
Lintec Corp.	(700)	(15,420)
Mitsubishi Rayon Co., Ltd.	(3,923)	(15,628)
Nippon Paint Co., Ltd.	(3,000)	(20,245)
NOF Corp.	(5,000)	(21,995)
Okamoto Industries, Inc.	(4,000)	(16,968)
Shin-Etsu Polymer Co., Ltd.	(1,300)	(7,342)
T Hasegawa Co., Ltd.	(1,000)	(17,710)
Taiyo Ink Manufacturing Co., Ltd.	(600)	(16,797)
Takiron Co., Ltd.	(2,000)	(6,640)
Teijin, Ltd.	(9,000)	(29,751)
Tenma Corp.	(1,400)	(14,365)
Tokai Carbon Co., Ltd.	(3,000)	(18,753)
Tokuyama Corp.	(3,000)	(15,245)
Tokyo Ohka Kogyo Co., Ltd.	(1,100)	(19,615)
Toray Industries, Inc.	(7,000)	(38,988)

		(334,821)

Commercial Banks (-0.4%)
Bank of the Ryukyus, Ltd.	(1,400)	(17,064)
Mizuho Trust & Banking Co., Ltd.*	(8,700)	(7,293)
Sapporo Hokuyo Holdings, Inc.	(4,900)	(22,659)
Suruga Bank, Ltd.	(3,000)	(26,457)
The 77 Bank, Ltd.	(5,000)	(25,315)
The Aichi Bank, Ltd.	(400)	(25,084)
The Akita Bank, Ltd.	(2,000)	(6,681)
The Awa Bank, Ltd.	(3,000)	(20,777)
The Bank of Kyoto, Ltd.	(3,000)	(24,313)
The Bank of Okinawa, Ltd.	(700)	(26,119)
The Chugoku Bank, Ltd.	(2,000)	(24,307)
The Chukyo Bank, Ltd.	(5,000)	(15,672)
The Fukui Bank, Ltd.	(7,000)	(23,902)
The Fukushima Bank, Ltd.	(33,000)	(19,359)
The Hachijuni Bank, Ltd.	(4,000)	(20,883)
The Higo Bank, Ltd.	(2,000)	(10,492)
The Hokkoku Bank, Ltd.	(4,000)	(15,959)
The Iyo Bank, Ltd.	(1,000)	(8,110)
The Juroku Bank, Ltd	(6,000)	(19,847)

	Number of Shares	Value

SHORT STOCK POSITIONS
COMMON STOCKS

Japan
Commercial Banks
The Kagoshima Bank, Ltd.	(2,000)	$(12,212)
The Musashino Bank, Ltd.	(200)	(6,163)
The Nanto Bank, Ltd.	(3,000)	(17,522)
The Oita Bank, Ltd.	(7,000)	(22,979)
The San-In Godo Bank, Ltd.	(3,000)	(21,485)
The Shiga Bank, Ltd.	(3,000)	(17,534)
The Toho Bank, Ltd.	(5,000)	(14,123)
The Tsukuba Bank, Ltd.*	(7,600)	(23,950)
The Yamagata Bank, Ltd.	(3,000)	(14,300)
The Yamanashi Chuo Bank, Ltd	(2,000)	(8,015)
Yamaguchi Financial Group, Inc.	(2,000)	(18,847)

		(537,423)

Commercial Services & Supplies (-0.1%)
Moshi Moshi Hotline, Inc.	(1,100)	(26,490)
Park24 Co., Ltd.	(1,500)	(15,982)
Pilot Corp.	(10)	(18,204)

		(60,676)

Communications Equipment (-0.0%)
Icom, Inc.	(800)	(20,859)
Japan Radio Co., Ltd.	(6,000)	(13,790)

		(34,649)

Computers & Peripherals (-0.1%)
Japan Digital Laboratory Co., Ltd.	(2,200)	(22,023)
Melco Holdings, Inc.	(700)	(23,580)
Seiko Epson Corp.	(2,100)	(31,874)

		(77,477)

Construction & Engineering (-0.2%)
Chiyoda Corp.	(2,000)	(16,386)
Chudenko Corp.	(1,400)	(15,748)
COMSYS Holdings Corp.	(2,000)	(18,375)
Kandenko Co., Ltd.	(3,000)	(18,005)
Kinden Corp.	(2,166)	(19,614)
Maeda Road Construction Co. Ltd.	(1,000)	(7,423)
NEC Networks & System Integration Corp.	(800)	(10,148)
Nippon Densetsu Kogyo Co., Ltd.	(2,000)	(19,386)
Penta-Ocean Construction Co., Ltd.	(11,000)	(16,488)
Sanki Engineering Co., Ltd.	(2,000)	(14,602)
SHO-BOND Holdings Co., Ltd.	(800)	(17,450)
Taihei Dengyo Kaisha Ltd.	(3,000)	(21,063)
Taikisha Ltd.	(1,000)	(16,047)
Toshiba Plant Systems & Services Corp.	(1,000)	(13,371)

		(224,106)

Consumer Finance (-0.1%)
Aeon Credit Service Co., Ltd.	(1,900)	(20,494)
Credit Saison Co., Ltd.	(1,900)	(25,467)
Hitachi Capital Corp.	(1,200)	(16,353)
ORIX Corp.	(120)	(9,178)

		(71,492)

Containers & Packaging (-0.1%)
FP Corp.	(300)	(16,278)
Fuji Seal International, Inc.	(400)	(8,312)
Nihon Yamamura Glass Co., Ltd.	(7,000)	(18,060)
Rengo Co., Ltd.	(4,000)	(25,804)

		(68,454)

Distributors (-0.0%)
Canon Marketing Japan, Inc.	(1,300)	(17,882)

	Number of Shares	Value

SHORT STOCK POSITIONS
COMMON STOCKS

Japan
Distributors
Doshisha Co., Ltd.	(700)	$(17,328)

		(35,210)

Diversified Consumer Services (-0.0%)
Benesse Corp.	(700)	(33,761)

Diversified Financial Services (-0.0%)
IBJ Leasing Co., Ltd.	(900)	(17,637)
Japan Securities Finance Co., Ltd.	(2,800)	(16,024)

		(33,661)

Electric Utilities (-0.2%)
Hokkaido Electric Power Co., Inc.	(1,600)	(31,852)
Hokuriku Electric Power Co.	(1,499)	(34,207)
Kyushu Electric Power Co., Inc.	(1,000)	(22,822)
Shikoku Electric Power Co., Inc.	(1,600)	(45,920)
The Chugoku Electric Power Co., Inc	(2,200)	(43,400)
The Okinawa Electric Power Co., Inc.	(200)	(9,308)
Tohoku Electric Power Co., Inc.	(1,200)	(26,546)

		(214,055)

Electrical Equipment (-0.1%)
Chiyoda Integre Co., Ltd.*	(700)	(7,354)
Daihen Corp.	(2,000)	(8,421)
Fujikura Ltd.	(4,000)	(19,977)
Furukawa Electric Co., Ltd.	(7,000)	(26,305)
Futaba Corp.	(900)	(14,962)
Hitachi Cable, Ltd.	(8,000)	(20,889)
Mabuchi Motor Co., Ltd.	(400)	(20,470)
Nippon Signal Co., Ltd.	(2,000)	(14,398)
SWCC Showa Holdings Co., Ltd.*	(13,000)	(11,216)

		(143,992)

Electronic Equipment, Instruments & Components (-0.2%)
Citizen Holdings Co., Ltd.	(3,800)	(22,846)
CMK Corp.	(2,900)	(12,904)
Hamamatsu Photonics KK	(500)	(16,308)
Hirose Electric Co., Ltd.	(141)	(14,227)
Hitachi High-Technologies Corp.	(1,000)	(18,473)
Ibiden Co., Ltd.	(400)	(10,180)
Koa Corp.	(1,600)	(15,245)
Shimadzu Corp.	(3,000)	(23,059)
Tamura Corp.	(6,000)	(16,748)
Toyo Corp	(1,000)	(9,702)
Yamatake Corp.	(400)	(10,020)
Yaskawa Electric Corp.	(3,000)	(24,202)
Yokogawa Electric Corp.	(3,600)	(24,516)

		(218,430)

Food & Staples Retailing (-0.1%)
Circle K Sunkus Co., Ltd.	(1,300)	(17,378)
Cosmos Pharmaceutical Corp.	(700)	(19,568)
FamilyMart Co., Ltd.	(700)	(25,082)
Lawson, Inc.	(600)	(27,434)
Sugi Holdings Co., Ltd.	(700)	(15,779)
Sundrug Co., Ltd.	(600)	(16,182)
Tsuruha Holdings, Inc.	(400)	(16,837)
Yaoko Co., Ltd.	(800)	(22,844)

		(161,104)

Food Products (-0.2%)
Dydo Drinco, Inc.	(600)	(20,760)
Hokuto Corp.	(800)	(17,896)

	Number of Shares	Value

SHORT STOCK POSITIONS
COMMON STOCKS

Japan
Food Products
Itoham Foods, Inc.	(5,000)	$(16,771)
Kikkoman Corp.	(2,000)	(22,115)
Marudai Food Co., Ltd.	(6,000)	(18,701)
Nisshin Seifun Group, Inc.	(2,000)	(26,316)
Nissin Foods Holdings Co., Ltd.	(696)	(25,157)
QP Corp.	(1,400)	(18,133)
Sakata Seed Corp.	(1,200)	(15,958)
Toyo Suisan Kaisha, Ltd.	(1,000)	(20,598)
Yakult Honsha Co., Ltd.	(1,000)	(30,919)
Yamazaki Baking Co., Ltd.	(1,224)	(14,932)

		(248,256)

Gas Utilities (-0.0%)
Shizuoka Gas Co., Ltd.	(3,500)	(20,398)
Toho Gas Co., Ltd.	(5,000)	(24,740)

		(45,138)

Health Care Equipment & Supplies (-0.1%)
Hitachi Medical Corp.	(2,000)	(13,081)
Hogy Medical Co., Ltd.	(400)	(19,319)
Jeol Ltd.	(3,000)	(8,936)
Nihon Kohden Corp.	(1,000)	(20,607)
Paramount Bed Co., Ltd.	(700)	(18,866)
Sysmex Corp.	(400)	(27,787)
Terumo Corp.	(800)	(42,440)

		(151,036)

Health Care Providers & Services (-0.1%)
BML, Inc.	(500)	(12,561)
Miraca Holdings, Inc.	(500)	(17,707)
Nichii Gakkan Co.	(2,600)	(23,626)
Suzuken Co., Ltd.	(700)	(23,186)
Toho Holdings Co., Ltd.	(1,000)	(14,133)

		(91,213)

Hotels, Restaurants & Leisure (-0.1%)
Accordia Golf Co., Ltd.	(15)	(14,129)
Doutor Nichires Holdings Co., Ltd.	(700)	(9,219)
HIS Co., Ltd.	(700)	(13,768)
Kisoji Co., Ltd.	(800)	(17,603)
Kura Corp.	(1,400)	(23,483)
Oriental Land Co. Japan, Ltd.	(400)	(37,270)
Plenus Co., Ltd.	(1,100)	(16,694)
Saizeriya Co., Ltd.	(900)	(17,328)

		(149,494)

Household Durables (-0.1%)
Alpine Electronics, Inc.	(1,600)	(20,450)
Arnest One Corp.	(800)	(8,821)
Cleanup Corp.	(2,800)	(17,601)
Fujitsu General Ltd.	(3,000)	(15,230)
PanaHome Corp.	(2,000)	(11,546)
Pioneer Corp.*	(4,600)	(16,071)
Rinnai Corp.	(500)	(29,423)
Sekisui Chemical Co., Ltd.	(4,000)	(24,237)
Sekisui House, Ltd.	(2,000)	(17,986)
Takamatsu Construction Group Co., Ltd.	(700)	(9,359)

		(170,724)

Household Products (-0.1%)
Lion Corp.	(3,000)	(16,341)
Pigeon Corp.	(400)	(12,708)

	Number of Shares	Value

SHORT STOCK POSITIONS
COMMON STOCKS

Japan
Household Products
Unicharm Corp.	(900)	$(36,252)

		(65,301)

Industrial Conglomerates (-0.0%)
Hankyu Hanshin Holdings, Inc.	(9,000)	(43,263)

Insurance (-0.0%)
Sony Financial Holdings, Inc.	(7)	(22,772)
T&D Holdings, Inc.	(950)	(19,814)
The Fuji Fire & Marine Insurance Co., Ltd.*	(11,000)	(14,857)

		(57,443)

Internet & Catalog Retail (-0.0%)
Rakuten, Inc.	(44)	(32,228)

Internet Software & Services (-0.0%)
Kakaku.com, Inc.	(3)	(17,377)

IT Services (-0.1%)
Ines Corp.	(2,200)	(14,030)
Information Services International-Dentsu, Ltd.	(2,300)	(16,021)
Itochu Techno-Science Corp.	(500)	(16,335)
NET One Systems Co., Ltd.	(14)	(18,954)
Nihon Unisys, Ltd.	(3,000)	(19,785)
Nomura Research Institute, Ltd.	(1,000)	(18,781)
Otsuka Corp.	(100)	(6,642)
TKC	(800)	(15,399)

		(125,947)

Leisure Equipment & Products (-0.1%)
Nidec Copal Corp.	(1,100)	(18,085)
Sega Sammy Holdings, Inc.	(1,400)	(21,370)
Shimano, Inc.	(500)	(26,553)

		(66,008)

Machinery (-0.3%)
Aichi Corp.	(4,000)	(15,833)
Asahi Diamond Industrial Co., Ltd.	(1,000)	(19,222)
CKD Corp.	(2,300)	(15,300)
Daiwa Industries, Ltd.	(3,000)	(14,426)
Fujitec Co., Ltd.	(2,000)	(9,851)
Furukawa Co., Ltd.*	(14,000)	(15,087)
Glory Ltd.	(700)	(17,119)
Hino Motors, Ltd.	(6,000)	(29,028)
Kitz Corp.	(3,000)	(12,257)
Komori Corp.	(1,700)	(19,766)
Kurita Water Industries, Ltd.	(1,100)	(30,569)
Makino Milling Machine Co., Ltd.*	(4,000)	(27,091)
Miura Co. Ltd.	(700)	(15,827)
Mori Seiki Co., Ltd.	(900)	(8,430)
Nabtesco Corp.	(1,000)	(16,319)
NGK Insulators, Ltd.	(1,000)	(16,649)
Nippon Thompson Co., Ltd.	(3,000)	(20,284)
Noritake Co., Ltd.	(4,000)	(13,987)
OSG Corp.	(1,500)	(14,717)
The Japan Steel Works, Ltd.	(3,000)	(28,245)
Tsukishima Kikai Co., Ltd.	(2,000)	(12,918)
Union Tool Co.	(500)	(12,556)

		(385,481)

Marine (-0.0%)
Inui Steamship Co., Ltd.	(2,600)	(14,369)

Media (-0.1%)
Asatsu-DK, Inc.	(1,000)	(21,637)

	Number of Shares	Value

SHORT STOCK POSITIONS
COMMON STOCKS

Japan
Media
Gakken Co., Ltd.	(10,000)	$(20,076)
Hakuhodo DY Holdings, Inc.	(429)	(20,737)
Jupiter Telecommunications Co., Ltd.	(5)	(5,395)
Toho Co., Ltd.	(1,400)	(22,500)

		(90,345)

Metals & Mining (-0.2%)
Aichi Steel Corp.	(4,000)	(20,431)
Daido Steel Co., Ltd.	(3,000)	(14,589)
Furukawa-Sky Aluminum Corp.	(4,000)	(11,162)
Godo Steel, Ltd.	(5,000)	(10,679)
Hitachi Metals Ltd.	(2,000)	(23,546)
Neturen Co., Ltd.	(1,400)	(10,742)
Nippon Denko Co., Ltd.	(3,000)	(23,665)
Nippon Light Metal Co., Ltd.*	(11,000)	(20,577)
Nippon Yakin Kogyo Co., Ltd.*	(5,500)	(16,878)
Nisshin Steel Co., Ltd.	(10,000)	(17,843)
Osaka Steel Co., Ltd.	(1,100)	(16,839)
OSAKA Titanium Technologies Co.	(400)	(18,763)
Sanyo Special Steel Co., Ltd.*	(3,000)	(14,773)
Tokyo Rope Manufacturing Co., Ltd.	(9,000)	(21,332)
Tokyo Steel Manufacturing Co., Ltd.	(1,900)	(22,387)
Toyo Kohan Co., Ltd.	(4,000)	(20,305)

		(284,511)

Multiline Retail (-0.1%)
Fuji Co., Ltd.	(900)	(18,404)
Isetan Mitsukoshi Holdings, Ltd.	(1,700)	(17,628)
Izumi Co., Ltd.	(1,200)	(15,059)
Marui Group Co., Ltd.	(3,304)	(24,702)
Takashimaya Co., Ltd.	(3,000)	(23,112)

		(98,905)

Oil, Gas & Consumable Fuels (-0.1%)
Japan Petroleum Exploration Co.	(600)	(22,629)
Kanto Natural Gas Development, Ltd.	(3,000)	(15,852)
Nippon Gas Co., Ltd.	(1,500)	(24,488)

		(62,969)

Paper & Forest Products (-0.0%)
Daio Paper Corp.	(2,000)	(14,009)
Hokuetsu Kishu Paper Co., Ltd.	(4,500)	(21,616)
Mitsubishi Paper Mills, Ltd.*	(8,000)	(8,447)

		(44,072)

Personal Products (-0.1%)
Aderans Holdings Co., Ltd.*	(1,300)	(17,222)
Fancl Corp.	(1,100)	(17,555)
Kobayashi Pharmaceutical Co., Ltd.	(400)	(17,752)
Kose Corp.	(600)	(14,248)
Mandom Corp.	(600)	(16,152)
Milbon Co., Ltd.	(700)	(19,371)
Shiseido Co., Ltd.	(2,000)	(44,898)

		(147,198)

Pharmaceuticals (-0.3%)
Chugai Pharmaceutical Co., Ltd.	(1,900)	(34,964)
Hisamitsu Pharmaceutical Co., Inc.	(700)	(28,513)
Kaken Pharmaceutical Co., Ltd.	(2,000)	(20,828)
Kissei Pharmaceutical Co., Ltd.	(1,000)	(19,420)
Kyowa Hakko Kirin Co., Ltd.	(3,000)	(29,741)
Mitsubishi Tanabe Pharma Corp.	(1,000)	(16,294)
Nippon Shinyaku Co., Ltd.	(1,000)	(13,887)

	Number of Shares	Value

SHORT STOCK POSITIONS
COMMON STOCKS

Japan
Pharmaceuticals
Rohto Pharmaceutical Co., Ltd.	(1,000)	$(12,478)
Santen Pharmaceutical Co., Ltd.	(1,019)	(35,254)
Sawai Pharmaceutical Co., Ltd.	(200)	(17,990)
Taisho Pharmaceutical Co., Ltd.	(1,339)	(27,118)
Torii Pharmaceutical Co., Ltd.	(1,000)	(18,678)
Towa Pharmaceutical Co., Ltd.	(400)	(22,497)
Tsumura & Co.	(800)	(24,888)

		(322,550)

Professional Services (-0.0%)
Meitec Corp.*	(1,300)	(24,113)

Real Estate Management & Development (-0.1%)
Aeon Mall Co., Ltd.	(1,068)	(25,938)
Daibiru Corp.	(2,700)	(20,009)
Goldcrest Co., Ltd.	(730)	(13,761)
Iida Home Max	(2,400)	(18,672)
Nomura Real Estate Holdings, Inc.	(700)	(9,935)
NTT Urban Development Corp.	(7)	(5,883)
Shoei Co., Ltd/Chiyoda-ku	(2,300)	(16,836)
Sumitomo Realty & Development Co., Ltd.	(1,000)	(20,683)

		(131,717)

Road & Rail (-0.2%)
Fukuyama Transporting Co., Ltd.	(4,000)	(20,614)
Hitachi Transport System Ltd.	(1,100)	(16,635)
Keihin Electric Express Railway Co., Ltd.	(3,983)	(38,574)
Keio Corp.	(5,000)	(34,441)
Keisei Electric Railway Co., Ltd.	(4,000)	(25,703)
Nippon Konpo Unyu Soko Co., Ltd.	(1,000)	(12,195)
Nishi-Nippon Railroad Co., Ltd.	(4,000)	(17,204)
Sankyu, Inc.	(4,000)	(15,732)
Seino Holdings Corp.	(1,000)	(6,063)
Sotetsu Holdings, Inc.	(4,000)	(17,743)

		(204,904)

Semiconductors & Semiconductor Equipment (-0.1%)
Advantest Corp.	(1,400)	(27,867)
Disco Corp.	(400)	(23,020)
Mitsui High-Tec, Inc.*	(1,900)	(10,706)
Sanken Electric Co., Ltd.	(2,000)	(6,450)
Shinkawa Ltd.	(1,200)	(12,448)

		(80,491)

Software (-0.1%)
Capcom Co., Ltd.	(1,000)	(15,686)
DTS Corp.	(1,200)	(12,152)
Fuji Soft, Inc.	(800)	(12,318)
NSD Co., Ltd.	(1,600)	(18,105)
Oracle Corp.	(500)	(23,824)
Square Enix Co., Ltd.	(1,100)	(24,692)
Sumisho Computer Systems Corp.	(1,000)	(15,198)

		(121,975)

Specialty Retail (-0.2%)
ABC-Mart, Inc.	(800)	(24,656)
Alpen Co., Ltd.	(900)	(13,980)
Autobacs Seven Co., Ltd.	(500)	(19,113)
Komeri Co., Ltd.	(1,000)	(22,350)
Nishimatsuya Chain Co., Ltd.	(2,500)	(23,042)
Nitori Co., Ltd.	(344)	(28,745)
Point, Inc.	(300)	(13,606)
Shimachu Co., Ltd.	(900)	(17,324)

	Number of Shares	Value

SHORT STOCK POSITIONS
COMMON STOCKS

Japan
Specialty Retail
Shimamura Co., Ltd.	(300)	$(27,875)
Tsutsumi Jewelry Co., Ltd.	(600)	(14,994)
USS Co., Ltd.	(319)	(23,845)
Xebio Co., Ltd.	(800)	(15,567)

		(245,097)

Textiles, Apparel & Luxury Goods (-0.1%)
Asics Corp.	(2,051)	(20,921)
Gunze, Ltd.	(3,000)	(10,299)
Tokyo Style Co., Ltd.	(2,000)	(15,541)
Wacoal Holdings Corp.	(1,000)	(13,494)

		(60,255)

Trading Companies & Distributors (-0.0%)
MISUMI Corp.	(900)	(18,886)
Nagase & Co., Ltd.	(1,000)	(11,367)
Shinsho Corp.	(4,000)	(8,573)
Trusco Nakayama Corp.	(1,400)	(19,564)

		(58,390)

Transportation Infrastructure (-0.0%)
Kamigumi Co., Ltd.	(2,964)	(21,996)
Mitsubishi Logistics Corp.	(2,000)	(23,958)

		(45,954)

TOTAL JAPAN		(6,652,317)

Luxembourg (-0.4%)
Media (-0.1%)
SES SA	(6,177)	(148,910)

Personal Products (-0.2%)
Oriflame Cosmetics SA	(3,420)	(220,460)

Wireless Telecommunication Services (-0.1%)
Millicom International Cellular SA	(1,695)	(162,088)

TOTAL LUXEMBOURG		(531,458)

Netherlands (-1.9%)
Aerospace & Defense (-0.1%)
European Aeronautic Defence & Space Co. NV*	(5,300)	(132,448)

Air Freight & Logistics (-0.1%)
TNT NV	(6,109)	(164,641)

Chemicals (-0.2%)
Akzo Nobel NV	(3,523)	(217,549)

Computers & Peripherals (-0.0%)
Gemalto NV	(1,091)	(44,842)

Energy Equipment & Services (-0.3%)
Fugro NV	(2,384)	(157,164)
SBM Offshore NV	(7,414)	(140,653)

		(297,817)

Insurance (-0.1%)
Aegon NV*	(27,776)	(166,980)

Life Sciences Tools & Services (-0.1%)
QIAGEN NV*	(6,744)	(120,834)

Media (-0.4%)
Reed Elsevier NV	(23,707)	(299,897)
Wolters Kluwer NV	(7,226)	(152,075)

		(451,972)

	Number of Shares	Value

SHORT STOCK POSITIONS
COMMON STOCKS

Netherlands
Professional Services (-0.1%)
Randstad Holding NV*	(1,526)	$(69,433)

Real Estate Investment Trusts (-0.2%)
Corio NV	(2,213)	(151,576)
Wereldhave NV	(1,194)	(116,042)

		(267,618)

Semiconductors & Semiconductor Equipment (-0.2%)
ASML Holding NV	(4,287)	(127,810)
STMicroelectronics NV	(17,119)	(131,184)

		(258,994)

Transportation Infrastructure (-0.1%)
Koninklijke Vopak NV	(2,611)	(124,876)

TOTAL NETHERLANDS		(2,318,004)

Norway (-0.4%)
Commercial Banks (-0.2%)
DnB NOR ASA	(15,110)	(207,138)

Energy Equipment & Services (-0.1%)
Petroleum Geo-Services ASA*	(10,266)	(118,237)

Industrial Conglomerates (-0.1%)
Orkla ASA	(9,252)	(85,817)

Insurance (-0.0%)
Storebrand ASA*	(3,933)	(24,228)

TOTAL NORWAY		(435,420)

Portugal (-0.4%)
Commercial Banks (-0.1%)
Banco Espirito Santo SA	(25,620)	(118,678)

Food & Staples Retailing (-0.1%)
Jeronimo Martins SGPS SA	(9,138)	(122,729)

Oil, Gas & Consumable Fuels (-0.2%)
Galp Energia SGPS SA B Shares	(12,437)	(215,434)

TOTAL PORTUGAL		(456,841)

Spain (-0.7%)
Airlines (-0.1%)
Iberia Lineas Aereas de Espana*	(35,340)	(136,775)

Electric Utilities (-0.1%)
Red Electrica Corp. SA	(3,098)	(146,108)

Electrical Equipment (-0.1%)
Gamesa Corp. Tecnologica SA*	(12,019)	(84,293)

Gas Utilities (-0.1%)
Enagas	(6,647)	(135,180)

Independent Power Producers & Energy Traders (-0.1%)
EDP Renovaveis SA*	(5,115)	(28,998)
Iberdrola Renovables SA	(50,000)	(166,615)

		(195,613)

Pharmaceuticals (-0.1%)
Faes Farma SA	(14,398)	(64,075)

Specialty Retail (-0.1%)
Inditex SA	(1,650)	(131,356)

TOTAL SPAIN		(893,400)

	Number of Shares	Value

SHORT STOCK POSITIONS
COMMON STOCKS

Sweden (-1.3%)
Capital Markets (-0.1%)
Ratos AB B Shares	(2,122)	$(73,558)

Commercial Banks (-0.3%)
Skandinaviska Enskilda Banken AB A Shares	(25,559)	(190,545)
Swedbank AB A Shares*	(14,261)	(198,812)

		(389,357)

Diversified Financial Services (-0.1%)
Kinnevik Investment AB	(6,627)	(140,808)

Diversified Telecommunication Services (-0.0%)
TeliaSonera AB	(2,464)	(20,012)

Health Care Equipment & Supplies (-0.1%)
Getinge AB B Shares	(2,963)	(69,383)

Machinery (-0.1%)
Volvo AB*	(8,361)	(117,385)

Media (-0.1%)
Modern Times Group AB B Shares	(1,887)	(141,243)

Metals & Mining (-0.2%)
Boliden AB	(3,758)	(57,121)
SSAB AB A Shares	(7,515)	(120,183)

		(177,304)

Oil, Gas & Consumable Fuels (-0.2%)
Lundin Petroleum AB*	(31,688)	(268,239)

Real Estate Management & Development (-0.1%)
Castellum AB	(9,483)	(126,642)

TOTAL SWEDEN		(1,523,931)

Switzerland (-3.0%)
Biotechnology (-0.2%)
Actelion, Ltd.*	(3,098)	(124,822)
Basilea Pharmaceutica AG*	(1,750)	(109,707)

		(234,529)

Building Products (-0.1%)
Geberit AG	(436)	(78,140)

Chemicals (-0.4%)
Clariant AG*	(3,555)	(52,336)
Givaudan SA	(169)	(173,957)
Sika AG	(69)	(128,130)
Syngenta AG	(470)	(117,600)

		(472,023)

Construction Materials (-0.2%)
Holcim, Ltd.	(3,565)	(230,422)

Electric Utilities (-0.1%)
BKW FMB Energie AG	(1,176)	(77,998)

Food Products (-0.1%)
Aryzta AG	(3,379)	(148,707)

Health Care Equipment & Supplies (-0.4%)
Nobel Biocare Holding AG	(6,733)	(121,766)
Sonova Holding AG	(1,113)	(136,854)
Straumann Holding AG	(491)	(110,238)
Synthes, Inc.	(1,479)	(172,185)

		(541,043)

Insurance (-0.3%)
Swiss Life Holding AG*	(1,144)	(131,109)
Swiss Reinsurance Co., Ltd.	(5,858)	(258,465)

	Number of Shares	Value

SHORT STOCK POSITIONS
COMMON STOCKS

Switzerland
Insurance
Zurich Financial Services AG	(172)	$(40,557)

		(430,131)

Life Sciences Tools & Services (-0.1%)
Lonza Group AG	(1,896)	(163,013)

Machinery (-0.1%)
Georg Fischer AG*	(256)	(103,137)

Marine (-0.1%)
Kuehne + Nagel International AG	(1,360)	(164,394)

Oil, Gas & Consumable Fuels (-0.2%)
Petroplus Holdings AG*	(16,108)	(196,702)

Professional Services (-0.1%)
Adecco SA	(2,915)	(153,282)

Real Estate Management & Development (-0.3%)
PSP Swiss Property AG*	(2,711)	(201,482)
Swiss Prime Site AG*	(2,813)	(201,008)

		(402,490)

Textiles, Apparel & Luxury Goods (-0.3%)
Compagnie Financiere Richemont SA Class A	(5,693)	(276,283)
The Swatch Group AG BR	(112)	(42,437)

		(318,720)

TOTAL SWITZERLAND		(3,714,731)

United Kingdom (-2.6%)
Aerospace & Defense (-0.1%)
Cobham PLC	(16,984)	(61,874)

Beverages (-0.1%)
SABMiller PLC	(3,312)	(106,360)

Chemicals (-0.1%)
Johnson Matthey PLC	(2,756)	(76,536)

Commercial Services & Supplies (-0.1%)
G4S PLC	(16,317)	(65,603)
Serco Group PLC	(6,678)	(64,753)

		(130,356)

Construction & Engineering (-0.0%)
Balfour Beatty PLC	(13,826)	(58,369)

Containers & Packaging (-0.0%)
Rexam PLC	(8,272)	(40,076)

Energy Equipment & Services (-0.1%)
AMEC PLC	(4,817)	(74,904)

Food & Staples Retailing (-0.1%)
WM Morrison Supermarkets PLC	(42,076)	(196,297)

Food Products (-0.1%)
Associated British Foods PLC	(4,367)	(72,222)

Health Care Equipment & Supplies (-0.1%)
Smith & Nephew PLC	(9,314)	(85,195)

Hotels, Restaurants & Leisure (-0.2%)
Ladbrokes PLC	(49,999)	(105,732)
Whitbread PLC	(6,042)	(154,831)

		(260,563)

Household Durables (-0.1%)
Berkeley Group Holdings PLC*	(8,865)	(115,633)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
United Kingdom
Independent Power Producers & Energy Traders (-0.0%)
Drax Group PLC	(8,303)	$(50,184)

Insurance (-0.1%)
Admiral Group PLC	(2,922)	(76,813)

Internet & Catalog Retail (-0.0%)
Home Retail Group PLC	(15,455)	(50,235)

Machinery (-0.1%)
Invensys PLC	(13,872)	(65,336)

Media (-0.1%)
Reed Elsevier PLC	(19,662)	(166,780)

Metals & Mining (-0.2%)
Antofagasta PLC	(5,116)	(99,763)
Fresnillo PLC	(1,892)	(37,011)
Lonmin PLC*	(4,527)	(119,146)
		(255,920)
Multi-Utilities (-0.1%)
United Utilities Group PLC	(7,847)	(70,846)

Multiline Retail (-0.1%)
Marks & Spencer Group PLC	(15,274)	(93,588)

Oil, Gas & Consumable Fuels (-0.1%)
Tullow Oil PLC	(4,030)	(80,924)

Professional Services (-0.1%)
The Capita Group PLC	(13,685)	(169,627)

Real Estate Investment Trusts (-0.3%)
Hammerson PLC	(22,102)	(137,443)
Land Securities Group PLC	(9,540)	(96,295)
Liberty International PLC	(40,850)	(236,904)
		(470,642)
Road & Rail (-0.0%)
Firstgroup PLC	(9,292)	(53,159)

Software (-0.2%)
Autonomy Corp. PLC*	(6,313)	(180,460)
The Sage Group PLC	(16,996)	(74,071)
		(254,531)
Water Utilities (-0.1%)
Severn Trent PLC	(3,231)	(66,705)
TOTAL UNITED KINGDOM		(3,203,675)

TOTAL COMMON STOCKS (Proceeds $33,141,845)		(35,200,413)

PREFERRED STOCKS (-0.1%)

Germany (-0.1%)
Health Care Equipment & Supplies (-0.1%)
Fresenius SE (Proceeds $149,175)	(2,033)	(164,424)

TOTAL GERMANY		(164,424)

TOTAL SECURITIES SOLD SHORT (Proceeds $33,291,020)		$(35,364,837)

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

Security Valuation — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  In accordance with GAAP, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments In Securities
Common Stocks
Asia	$3,960,553	$—	$—	$3,960,553
Australia	342,687	7,477,998	—	7,820,685
Austria	—	885,044	—	885,044
Belgium	—	2,099,965	—	2,099,965
Bermuda	—	227,825	—	227,825
Denmark	—	2,518,644	—	2,518,644
Finland	—	4,859,722	—	4,859,722
France	—	17,332,088	—	17,332,088
Germany	—	13,003,317	—	13,003,317
Greece	—	411,908	—	411,908
Hong Kong	2,419,477	—	—	2,419,477
Israel	617,175	164,078	—	781,253
Italy	—	3,497,618	—	3,497,618
Japan	34,971	32,141,683	—	32,176,654
Luxembourg	—	731,899	—	731,899
Netherlands	1,097,019	4,011,185	—	5,108,204
Norway	—	2,100,099	—	2,100,099
Portugal	—	1,090,785	—	1,090,785
Singapore	1,549,133	—	—	1,549,133
Spain	—	6,238,127	—	6,238,127
Sweden	—	8,948,262	—	8,948,262
Switzerland	—	8,312,584	—	8,312,584
United Kingdom	105,532	29,434,122	—	29,539,654
Preferred Stocks
Germany	—	1,105,560	—	1,105,560
Rights
France	6,562	—	—	6,562
Germany	3,829	—	—	3,829
Greece	6,546	—	—	6,546
Warrants
Italy	155	—	—	155
Short-Term Investments	9,776,677	835,000	—	10,611,677
Securities Sold Short
Common Stocks
Austria	—	(647,677)	—	(647,677)
Belgium	—	(1,062,002)	—	(1,062,002)
Cyprus	—	(128,109)	—	(128,109)
Denmark	—	(750,433)	—	(750,433)

Finland	—	(868,071)	—	(868,071)
France	—	(5,507,862)	—	(5,507,862)
Germany	(148,892)	(3,266,582)	—	(3,415,474)
Italy	—	(3,091,008)	—	(3,091,008)
Japan	(15,628)	(6,636,689)	—	(6,652,317)
Luxembourg	—	(531,458)	—	(531,458)
Netherlands	—	(2,318,004)	—	(2,318,004)
Norway	—	(435,420)	—	(435,420)
Portugal	—	(456,841)	—	(456,841)
Spain	—	(893,400)	—	(893,400)
Sweden	—	(1,523,931)	—	(1,523,931)
Switzerland	—	(3,714,731)	—	(3,714,731)
United Kingdom	—	(3,203,675)	—	(3,203,675)
Preferred Stocks
Germany	—	(164,424)	—	(164,424)
Other Financial Instruments*	—	—	—	—
	$19,755,796	$112,227,196	$—	$131,982,992

*Other financial instruments include futures, forwards and swap contracts.

Effective January 1, 2010, the Portfolio adopted FASB amendments to authoritative guidance which requires the Portfolio to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. For the quarter ended September 30, 2010, as a result of the fair value pricing procedures for international investments utilized by the Portfolio, certain securities may have transferred in and out of Level 1 and Level 2 measurements during the period.

Federal Income Tax Cost - At September 30, 2010, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $149,346,999, $20,728,138, $(2,727,308) and $18,000,830, respectively.

At September 30, 2010, the identified proceeds for federal income tax purposes, as well as the gross unrealized appreciation from securities sold short for those securities having an excess of proceeds over value, gross unrealized depreciation from investments for those securities having an excess of value over proceeds and the net unrealized depreciation from securities sold short were $(33,291,020), $912,883, $(2,986,700) and $(2,073,817), respectively.

Other information regarding the Portfolio is available in the most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Trust - Commodity Return Strategy Portfolio

Schedule of Investments

September 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

COMMODITY INDEXED STRUCTURED NOTES (14.9%)
$4,500	BNP Paribas, Commodity Index Linked Senior Unsecured Notes#	(AA, Aa2)	11/26/10	0.086	$5,783,400
1,500	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#	(A+, Aa3)	02/15/11	0.097	1,421,550
2,700	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#	(A+, Aa3)	04/21/11	0.098	3,093,660
6,000	Svensk AB Exportkredit, Commodity Index Linked Senior Unsecured Notes#	(AA+, Aa1)	04/15/11	0.256	5,560,331

TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $14,700,000)					15,858,941

UNITED STATES AGENCY OBLIGATIONS (59.1%)
3,000	Fannie Mae Discount Notes	(AAA, Aaa)	12/20/10	0.240	2,999,133
2,500	Fannie Mae Discount Notes	(AAA, Aaa)	01/18/11	0.300	2,498,940
2,000	Fannie Mae Discount Notes	(AAA, Aaa)	05/02/11	0.240	1,997,870
5,000	Federal Farm Credit Bank#	(AAA, Aaa)	11/02/11	0.238	5,001,760
3,000	Federal Farm Credit Bank#	(AAA, Aaa)	01/13/12	0.557	3,012,837
2,500	Federal Farm Credit Bank#	(AAA, Aaa)	07/02/12	0.433	2,503,675
2,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	12/13/10	0.230	1,999,472
2,500	Federal Home Loan Banks	(AAA, Aaa)	10/25/10	0.500	2,500,825
2,000	Federal Home Loan Banks	(AAA, Aaa)	10/29/10	0.270	1,999,946
2,000	Federal Home Loan Banks	(AAA, Aaa)	03/25/11	0.750	2,005,734
3,500	Federal Home Loan Banks	(AAA, Aaa)	05/03/11	0.340	3,501,323
2,500	Federal Home Loan Banks	(AAA, Aaa)	06/10/11	0.580	2,505,037
2,500	Federal Home Loan Banks	(AAA, Aaa)	09/26/11	0.430	2,499,850
3,000	Federal Home Loan Banks	(AAA, Aaa)	10/07/11	0.450	3,000,258
2,500	Federal Home Loan Mortgage Corp.#	(AAA, Aaa)	02/02/12	0.178	2,498,435
2,500	Federal Home Loan Mortgage Corp.#	(AAA, Aaa)	02/16/12	0.217	2,499,628
2,500	Federal National Mortgage Association#	(AAA, Aaa)	08/23/12	0.276	2,500,390
2,500	Freddie Mac Discount Notes	(AAA, Aaa)	10/05/10	0.250	2,499,931
2,500	Freddie Mac Discount Notes	(AAA, Aaa)	11/15/10	0.230	2,499,281
5,000	Freddie Mac Discount Notes	(AAA, Aaa)	01/05/11	0.210	4,998,135
2,500	Freddie Mac Discount Notes	(AAA, Aaa)	04/05/11	0.230	2,497,805
2,000	Freddie Mac Discount Notes	(AAA, Aaa)	05/04/11	0.400	1,997,850
3,000	Freddie Mac Discount Notes	(AAA, Aaa)	05/17/11	0.250	2,996,580

TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $62,991,873)					63,014,695

UNITED STATES TREASURY OBLIGATION (2.8%)
3,000	United States Treasury Notes (Cost $3,007,056)	(AAA, Aaa)	02/28/11	0.875	3,008,907

SHORT-TERM INVESTMENT (1.1%)
1,163	State Street Bank and Trust Co. Euro Time Deposit (Cost $1,163,000)		10/01/10	0.010	1,163,000

Number of Shares

WHOLLY-OWNED SUBSIDIARY (22.3%)
32,561,284	Credit Suisse Cayman Commodity Fund II, Ltd.^ (Cost $13,953,784)				23,852,974

TOTAL INVESTMENTS AT VALUE (100.2%) (Cost $95,815,713)					106,898,517

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)					(224,584)

NET ASSETS (100.0%)					$106,673,933

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations — The interest rate is the rate as of September 30, 2010.
^	Affiliated issuer.

Security Valuation — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Securities, options, futures contracts and other assets (including swaps and structured note agreements), for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments,  interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$15,858,941	$—	$15,858,941
United States Agency Obligations	—	63,014,695	—	63,014,695
United States Treasury Obligation	—	3,008,907	—	3,008,907
Short-Term Investment	—	1,163,000	—	1,163,000
Wholly-Owned Subsidiary	—	23,852,974	—	23,852,974
Other Financial Instruments*	—	—	—	—
	$—	$106,898,517	$—	$106,898,517

*Other financial instruments include futures, forwards and swap contracts.

Effective January 1, 2010, the Portfolio adopted FASB amendments to authoritative guidance which requires the Portfolio to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers.  For the quarter ended September 30, 2010, there were no significant transfers in and out of Level 1 and Level 2.

Federal Income Tax Cost - At September 30, 2010, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $95,815,713, $11,601,718, $(518,914) and $11,082,804, respectively.

Other information regarding the Portfolio is available in the most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                        Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                        Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE TRUST

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	November 10, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	November 10, 2010

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	November 10, 2010